                                  ZWEIG
                              Series Trust

                       Looking Beyond the Numbers

                           1998 ANNUAL REPORT

TABLE OF CONTENTS

Shareholder Letter                     1

How & Why Our Portfolio
  Statistics Matter                    3

Zweig Strategy Fund                    4

Zweig Appreciation Fund                6

Zweig Managed Assets                   8

Zweig Growth & Income Fund            10

Zweig Foreign Equity Fund             12

Zweig Government Fund                 14

Zweig Government Cash Fund            14

Standardized Performance              15

Statement of Net Assets               16

Statement of Operations               45

Statement of Changes in Net Assets    46

Notes to Financial Statements         48

Financial Highlights                  53

Report of Independent Accountants     56


THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS OF ZWEIG SERIES TRUST AND IS NOT AUTHORIZED FOR USE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE PROSPECTUS INCLUDES INFORMATION REGARDING THE TRUST'S SALES CHARGES, EXPENSES, OBJECTIVES, POLICIES, MANAGEMENT, PERFORMANCE AND OTHER INFORMATION. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. CALL YOUR FINANCIAL ADVISOR OR ZWEIG AT 1-800-272-2700 TO OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS.

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

Dear Fellow Shareholder:

Our asset allocation research--the system of indicators we've developed over a quarter century that dictates our market exposure--was more severely tested in 1998 than at any other time during this decade. I'm pleased to report that our research was right.

Moreover, we had the discipline to obey the dictates of our research--to remain substantially invested when the stock market was crashing, because our indicators said we weren't in a major bear market. This at a time when the whole world (it sometimes seemed) was screaming at us, "Why isn't a so-called risk-averse manager out of this market?"

Having our research proven right is one thing. Having the discipline not to cut and run--to do what our shareholders needed us to do, not what they wanted us to do--is something else again. I'm proud of our research. I'm proud of our discipline. And I'm immensely proud of our team of professionals, for whom it was a long, hot summer.

You'll remember from our third quarter report that, even as the market declined savagely in late summer, our indicators continued to give very positive readings. Largely oriented as it is toward monetary conditions, our research interpreted declining interest rates, falling inflation and moderately slowing but still solid corporate earnings growth--all in the absence of extreme deflation--as the favorable trends they've usually been in the past. We also registered soaring levels of investor pessimism as the market plummeted, which our research regards as bullish.

In response to mounting global instability (and the concern that it might wash up on our shores), the Federal Reserve cut interest rates three times in quick succession between September 28th and November 17th. Triple Fed rate cuts have only happened 17 times since the Federal Reserve was founded in 1913, and have been bullish for stocks over subsequent months in the vast majority of cases. Not surprisingly, the S&P 500 Index and the Dow Jones Industrial Average surged to new highs toward the end of the year, and our funds posted solid gains for the fourth quarter.

On the following pages, each of our portfolio managers discusses the results of the funds he manages. I'll just summarize by saying: (1) Zweig Managed Assets and Zweig Government Fund posted strong returns. (2) Zweig Foreign Equity Fund

[SIDEBAR]

I'M PROUD OF OUR RESEARCH. I'M PROUD OF OUR DISCIPLINE. AND I'M IMMENSELY PROUD OF OUR TEAM OF PROFESSIONALS...

2


earned a solid return consistent with its cautious cash position. (3) In a year when small-cap was an "also-ran," Zweig Appreciation Fund declined fractionally, but still outperformed its Russell 2000 benchmark. (4) Zweig Strategy Fund and Zweig Growth & Income Fund got punished for the same conservative, value-oriented stock selection methodology that has served it so well in the long run.

The way in which we manage risk through conservative stock selection is a major theme of this report. I hope and believe that you will find this analysis helpful to your understanding of our discipline.

As I'm sure you are aware, a number of well-known organizations in the financial services industry have recently combined to build stronger companies. With that in mind, I'm pleased to report that Zweig/Glaser Advisers, the investment advisor to the Zweig Mutual Funds, has agreed to be acquired by Phoenix Investment Partners, Ltd., a large diversified financial services organization listed on the New York Stock Exchange. The transaction, which is subject to approval by shareholders, is expected to close later in the first quarter of 1999. I will remain as President and will continue to provide asset allocation services to the funds--I have no plans to retire--and each portfolio manager will remain in place. It is anticipated that upon closing, our fund family's name will change to Phoenix-Zweig Trust.

Our portfolio managers comment on the performance of each of the Zweig Mutual Funds beginning on page four. Please visit us on the Internet at WWW.ZWEIG.COM.

Everyone here at Zweig Mutual Funds joins me in wishing you a happy and prosperous new year.

Sincerely,


/s/ Martin E. Zweig

MARTIN E. ZWEIG, Ph.D.

PRESIDENT

JANUARY 15, 1999

[SIDEBAR]

WATCH MARTY ZWEIG ON PBS'S WALL $TREET WEEK WITH LOUIS RUKEYSER.

HOW & WHY OUR PORTFOLIO STATISTICS MATTER


We at Zweig believe that ultimately, what you make in bull markets matters less than what you keep over the course of your investing lifetime. For this reason, we place a priority on risk control. In addition to our asset allocation models, we use a conservative, value-oriented stock selection methodology in order to reduce the risk and volatility of our funds. For example, here are some important portfolio characteristics of Zweig Strategy Fund compared to those of the average growth fund. Portfolio characteristics for some of our other funds are listed on the following pages.


3-YEAR EARNINGS GROWTH AVERAGES THE EARNINGS GROWTH OF A FUND'S STOCKS OVER THE LAST THREE YEARS. THE HIGHER THE NUMBER, THE STRONGER THE INCREASES IN THE STOCK'S EARNINGS HAVE BEEN. AT ZWEIG, WE LOOK FOR STOCKS WITH FAVORABLE EARNINGS GROWTH SELLING AT REASONABLE PRICES.

BETA MEASURES A FUND'S VOLATILITY RELATIVE TO THE S&P 500 INDEX. A BETA OF LESS THAN ONE MEANS A FUND IS LESS VOLATILE THAN THE INDEX. A BETA OF MORE THAN ONE MEANS IT IS MORE VOLATILE THAN THE INDEX. GENERALLY, A FUND WITH A HIGH BETA HAS EXPERIENCED BROADER PRICE SWINGS THAN A FUND WITH A LOWER BETA.

STANDARD DEVIATION MEASURES HOW MUCH THE MONTH BY MONTH RETURN OF AN INVESTMENT VARIES FROM ITS NORM OVER A GIVEN PERIOD. GENERALLY, THE HIGHER AN INVESTMENT'S STANDARD DEVIATION, THE WIDER ITS RETURNS HAVE FLUCTUATED, IMPLYING GREATER VOLATILITY.

MORNINGSTAR RISK SCORE EVALUATES A FUND'S DOWNSIDE VOLATILITY RELATIVE TO THE AVERAGE FUND IN ITS BROAD ASSET CLASS. THE AVERAGE RISK SCORE FOR A FUND'S BROAD ASSET CLASS IS SET AT 1.00. A RISK SCORE ABOVE 1.00 INDICATES GREATER RISK THAN THE AVERAGE. A SCORE BELOW 1.00 INDICATES LESS RISK THAN THE AVERAGE.

MEDIAN MARKET CAP MEDIAN MARKET CAP INDICATES THE SIZE OF THE COMPANIES IN
WHICH A FUND INVESTS. HALF OF A FUND'S EQUITY ASSETS ARE INVESTED IN COMPANIES THAT ARE LARGER THAN ITS MEDIAN MARKET CAPITALIZATION, WHILE HALF ARE INVESTED IN SMALLER STOCKS. MARKET CAPITALIZATION IS CALCULATED BY MULTIPLYING THE NUMBER OF A COMPANY'S OUTSTANDING SHARES BY THE PRICE PER SHARE. THE GREATER THE DISPARITY BETWEEN TWO FUNDS' MEDIAN MARKET CAPITALIZATIONS, THE MORE THE PERFORMANCE OF THE FUNDS MAY DIFFER. SMALL-COMPANY STOCKS MAY PRESENT GREATER OPPORTUNITIES FOR CAPITAL APPRECIATION, AS WELL AS GREATER RISK.


PORTFOLIO STATISTICS as of 12/31/98

                                ZWEIG STRATEGY FUND    AVERAGE GROWTH FUND

P/E RATIO                              13.5X                  32.2X
--------------------------------------------------------------------------------
3-YEAR EARNINGS GROWTH                 27.7%                  21.0%
--------------------------------------------------------------------------------
3-YEAR BETA                             0.75                   1.01
--------------------------------------------------------------------------------
5-YEAR STANDARD DEVIATION              13.02%                 18.57%
--------------------------------------------------------------------------------
5-YEAR MORNINGSTAR RISK SCORE           0.79                   1.04
--------------------------------------------------------------------------------
MEDIAN MARKET CAP                  $ 3.6 BILLION          $ 22.6 BILLION

P/E RATIO IS CALCULATED BY DIVIDING A STOCK'S CURRENT MARKET PRICE BY ITS TRAILING 12 MONTHS' EARNINGS PER SHARE. A HIGH P/E RATIO INDICATES THAT INVESTORS ARE PAYING MORE FOR A COMPANY'S FUTURE EARNINGS. THE RISK OF BUYING STOCKS WITH HIGH P/ES IS THAT THE COMPANY MAY FAIL TO DELIVER THE STRONG EARNINGS GROWTH THAT INVESTORS ARE PAYING FOR.

SOURCE: MORNINGSTAR. THE RISK STATISTICS QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

4

ZWEIG STRATEGY FUND


For 1998, the fund's Class A Shares declined 1.9% with an average market exposure of 86%. The Lipper Growth Funds Index returned 25.7%, and the S&P 500 Index returned 28.7%. The fund's Class B and C Shares (which have no initial sales charges but bear higher expenses) both declined 2.6%. For the fourth quarter, the fund's Class A Shares were up 13.1%, while Class B and C Shares both rose 12.9%, compared to the 22.8% return of the Lipper Growth Funds Index and the 21.4% return of the S&P 500 Index.

     The Zweig Strategy Fund utilizes a quantitative investment approach that seeks to assemble a portfolio of stocks with above-average earnings growth selling at relatively reasonable prices. From inception through 1997, this disciplined stock selection style added value relative to the S&P 500 Index. So why did the fund's performance lag so far behind the S&P 500 this year?

     The key to successfully picking stocks in 1998 was to buy very big stocks without regard to price. While it is true that many of these large companies had above-average earnings growth, their lofty valuations prevented them from screening well in our work. As you can see from the accompanying table on portfolio statistics, the fund focuses on stocks with below-average valuations and above-average earnings growth. Both historical evidence and our long-term stock picking results prior to 1998 attest to the rewards of this process.

     In 1998, performance was highly concentrated in a relatively small group of stocks. These stocks had terrific earnings, both on a historical and projected basis, but their prices were astronomical. For example, the 15 biggest contributors to the S&P 500's return in 1998 accounted for more than 50% of the index's total return. These stocks did have strong earnings growth (over 23% annual three-year earnings growth), but their average P/Es were an astounding 52 times earnings. In contrast, the stocks we held in the fund had greater earnings growth but sold at P/Es that were less than half as much. We believe that uncertainties in economies and stock markets around the world prompted investors to pay a significant premium for the stability of very large-company stocks.

     But despite this punishing year, we would still rather rely on fundamentals than crowd psychology. Though our methods may be unfashionable in the short term, we will continue to seek stocks with above-average earnings and below-average price-earnings ratios, for the simple reason that growth and value have more lasting effects on stock performance than fear or euphoria. We believe that maintaining this disciplined, proven approach to stock selection will reward long-term investors with superior risk-adjusted returns over time.

     Please see page 15 for additional performance information.


                                        /s/ David Katzen

                                        DAVID KATZEN

                                        SENIOR VICE PRESIDENT
                                        JANUARY 15, 1999

[SIDEBAR]

A FLEXIBLE APPROACH TO THE GROWTH POTENTIAL OF MID-SIZED AND LARGE-COMPANY
STOCKS

QUOTRON SYMBOLS:  ZSTAX / ZSTBX / ZSTCX

ASSETS AS OF 12/31/98:  $ 917 MILLION

PORTFOLIO MANAGER:  DAVID KATZEN
[PHOTO]

THE STOCKS WE HELD IN THE FUND HAD GREATER EARNINGS GROWTH [THAN THE 15 BIGGEST CONTRIBUTORS TO THE S&P 500'S RETURN] BUT SOLD AT P/ES THAT WERE LESS THAN HALF AS MUCH.

                                                                               5
THE MARKET THIS YEAR REWARDED THE LARGEST OF THE LARGE-CAP STOCKS.


PERFORMANCE for the year ended 12/31/98*

ZWIEG STRATEGY FUND A SHARES -1.9%

LIPPER GROWTH FUNDS INDEX 25.7%

S&P 500 INDEX 28.7%

AVERAGE MARKET EXPOSURE: 86%


PERFORMANCE annualized since inception (12/29/89)*

ZWIEG STRATEGY FUND A SHARES 10.6%

LIPPER GROWTH FUNDS INDEX++  16.1%

S&P 500 INDEX++  17.9%

AVERAGE MARKET EXPOSURE: 69%


PORTFOLIO STATISTICS as of 12/31/98+


                               ZWEIG STRATEGY FUND    AVERAGE GROWTH FUND
P/E RATIO                             13.5X                 32.2X
--------------------------------------------------------------------------------
3-YEAR EARNINGS GROWTH                27.7%                 21.0%
--------------------------------------------------------------------------------
3-YEAR BETA                            0.75                  1.01
--------------------------------------------------------------------------------
5-YEAR STANDARD DEVIATION             13.02%                18.57%
--------------------------------------------------------------------------------
5-YEAR MORNINGSTAR RISK SCORE          0.79                  1.04
--------------------------------------------------------------------------------
MEDIAN MARKET CAP                 $ 3.6 BILLION         $ 22.6 BILLION

TOP INDUSTRY GROUPS as of 12/31/98**
CONSUMER CYCLICAL                     17.5%

NON-BANK FINANCIAL                    16.9%

UTILITIES                             12.9%

TECHNOLOGY                            12.1%

CAPITAL GOODS                         10.3%

CONSUMER STAPLES                       8.7%

TRANSPORTATION                         7.7%

BASIC MATERIALS                        4.6%

COMMUNICATION SVCS.                    4.5%

HEALTH CARE                            2.6%

ASSET MIXES for 1998-

JANUARY 1

[CHART]
STOCKS 100%

JUNE 30

[CHART]
STOCKS 85%
CASH 15%

DECEMBER 31

[CHART]
STOCKS 88%
CASH 12%



* RETURNS DO NOT INCLUDE ANY INITIAL OR CONTINGENT DEFERRED SALES CHARGES. THE LIPPER GROWTH FUNDS INDEX IS BASED ON THE TOTAL RETURN OF 30 FUNDS. THE S&P 500 INDEX IS UNMANAGED. INVESTORS CANNOT INVEST DIRECTLY IN INDEXES. THE ANNUALIZED RETURN FOR THE CLASS B SHARES SINCE THEIR INCEPTION ON 4/8/96 IS 8.0%. THE ANNUALIZED RETURN FOR THE CLASS C SHARES SINCE THEIR INCEPTION ON 2/3/92 IS 10.0%.

++ THE PERIOD MEASURED IS FROM 12/31/89 DUE TO LIPPER'S WEEKLY DATA.

- FOR PURPOSES OF DETERMINING ASSET MIX, THE FUND'S STOCK FUTURES POSITION IS TREATED AS REDUCING (OR INCREASING) STOCK EXPOSURE AND INCREASING (OR REDUCING) CASH. FUTURES INVOLVE MARKET RISK IN EXCESS OF THEIR COST, AND MAY ENTAIL CORRELATION AND LIQUIDITY RISKS. AS OF 12/31/98, FUTURES COMPRISED 12% OF THE FUND'S STOCK POSITION. THEY ARE USED FOR HEDGING PURPOSES ONLY.

+ SOURCE: MORNINGSTAR. AVERAGE P/E RATIO OF THE FUND'S STOCKS. THREE-YEAR EARNINGS GROWTH IS HISTORICAL, AND PERTAINS TO THE STOCKS IN A FUND, NOT THE FUND AS A WHOLE. BETA MEASURES A FUND'S VOLATILITY RELATIVE TO THE S&P 500. A BETA OF LESS THAN ONE MEANS A FUND IS LESS VOLATILE THAN THE S&P 500. STANDARD DEVIATION MEASURES HOW MUCH A FUND'S MONTHLY RETURNS VARY FROM ITS AVERAGE RETURN OVER TIME. THE MORNINGSTAR RISK SCORE EVALUATES A FUND'S DOWNSIDE VOLATILITY RELATIVE TO THE AVERAGE FUND IN ITS BROAD ASSET CLASS. THE AVERAGE RISK SCORE FOR A FUND'S BROAD ASSET CLASS IS SET EQUAL TO 1.00. A RISK SCORE ABOVE 1.00 INDICATES GREATER RISK THAN THE AVERAGE. A SCORE BELOW 1.00 INDICATES LESS RISK THAN THE AVERAGE.

**PERCENTAGE OF THE STOCK PORTION OF THE FUND ONLY; DOES NOT TAKE INTO ACCOUNT THE FUND'S CASH OR FUTURES POSITION. SINCE THE PORTFOLIO IS ACTIVELY MANAGED, ITS HOLDINGS ARE SUBJECT TO CHANGE.

6

ZWEIG APPRECIATION FUND


For 1998, the fund's Class A Shares declined 0.97% with an average market exposure of 86%. The Lipper Small-Cap Funds Index declined 0.85%, and the Russell 2000 Index declined 2.6%. The fund's Class B and C Shares (which have no initial sales charges but bear higher expenses) both declined 1.7%. For the fourth quarter, the fund's Class A Shares rose 15%, while Class B and C Shares rose 14.9%. The Lipper Small-Cap Funds Index returned 18.5%, and the Russell 2000 returned 16.3%.

     Though the fund's return exceeded its Russell 2000 benchmark for the year, our stock selection lagged slightly. The slowdown came after our stockpicking outperformed the Russell 2000 Index for three consecutive years (1995-1997), by an average of about 11% a year. Our methodology, which seeks to quantitatively identify small-company stocks with favorable earnings trends and attractive valuations, continued its strong performance in the first half of the year. In the second half of 1998, however, Russia's default (and the domino effect it caused among various leveraged financial institutions), the economic and currency debacles in Asia, and the presidential scandal all contributed to extreme market volatility, especially in the small-company sector.

     No letter to shareholders of small-company funds would be complete without commenting on the vast underperformance of small stocks relative to their large-company peers. 1998 marked the fifth consecutive year in which the S&P 500, an index of primarily large-company stocks, beat the Russell 2000, an index of primarily small-company stocks. The performance disparity over the five-year period is an astounding 12.2% a year. We do not subscribe to the belief that a turnaround is at hand merely because small stocks have become extremely cheap relative to large stocks. This same argument could have been made a year ago or more.

     Our guess is that large stock momentum will continue unless there are major earnings disappointments in that sector. We believe, however, that small-cap stocks still warrant a place in diversified portfolios. We will continue to focus on our disciplined stock selection style, which historically has enabled us to post higher returns with lower market exposure and more favorable risk characteristics.

     Please see page 15 for additional performance information.


                                        /S/ David Katzen

                                        DAVID KATZEN
                                        SENIOR VICE PRESIDENT
                                        JANUARY 15, 1999

[SIDEBAR]

A FLEXIBLE APPROACH TO THE GROWTH POTENTIAL OF SMALL-COMPANY STOCKS

QUOTRON SYMBOLS:  ZAPAX / ZAPBX / ZAPCX

ASSETS AS OF 12/31/98:  $ 475 MILLION

PORTFOLIO MANAGER:  DAVID KATZEN
[PHOTO]

WE WILL CONTINUE TO FOCUS ON OUR DISCIPLINED STOCK SELECTION STYLE, WHICH HISTORICALLY HAS ENABLED US TO POST HIGHER RETURNS WITH LOWER MARKET EXPOSURE AND MORE FAVORABLE RISK CHARACTERISTICS.

                                                                               7
SMALL-CAP STOCKS HAVE UNDERPERFORMED LARGE-CAP STOCKS FOR THE PAST FIVE YEARS.


PERFORMANCE for the year ended 12/31/98*

ZWEIG APPRECIATION FUND A SHARES  -0.97%

LIPPER SMALL-CAP FUNDS INDEX  -0.85%

RUSSELL 2000 INDEX  -2.55%

AVERAGE MARKET EXPOSURE: 86%


PERFORMANCE annualized since inception (10/7/91)*

ZWEIG APPRECIATION FUND A SHARES  12.2%

LIPPER SMALL-CAP FUNDS INDEX++  13.5%

RUSSELL 2000 INDEX  14.6%

AVERAGE MARKET EXPOSURE: 69%


PORTFOLIO STATISTICS as of 12/31/98+


                            ZWEIG APPRECIATION FUND   AVERAGE SMALL-COMPANY FUND
P/E RATIO                             15.3X                    26.5X
--------------------------------------------------------------------------------
3-YEAR EARNINGS GROWTH                26.8%                    22.9%
--------------------------------------------------------------------------------
3-YEAR BETA                            0.75                     1.00
--------------------------------------------------------------------------------
5-YEAR STANDARD DEVIATION             13.21%                   20.55%
--------------------------------------------------------------------------------
5-YEAR MORNINGSTAR RISK SCORE          0.76                     1.36
--------------------------------------------------------------------------------
MEDIAN MARKET CAP                 $ 672 MILLION            $ 810 MILLION


TOP INDUSTRY GROUPS as of 12/31/98**
CONSUMER CYCLICAL                     22.1%

CAPITAL GOODS                         20.6%

NON-BANK FINANCIAL                    17.6%

CONSUMER STAPLES                       9.7%

TECHNOLOGY                             8.1%

BASIC MATERIALS                        6.5%

TRANSPORTATION                         6.1%

UTILITIES                              4.8%

HEALTH CARE                            2.5%

BANKS                                  1.3%


ASSET MIXES for 1998-

JANUARY 1

[CHART]
STOCKS 100%

JUNE 30

[CHART]
STOCKS 84%
CASH 16%

DECEMBER 31

[CHART]
STOCKS 88%
CASH 12%

* RETURNS DO NOT INCLUDE ANY INITIAL OR CONTINGENT DEFERRED SALES CHARGES. THE LIPPER SMALL-CAP FUNDS INDEX IS BASED ON THE TOTAL RETURN OF 30 FUNDS. THE RUSSELL 2000 INDEX IS UNMANAGED. INVESTORS CANNOT INVEST DIRECTLY IN INDEXES. THE ANNUALIZED RETURN FOR THE CLASS B SHARES SINCE THEIR INCEPTION ON 4/8/96 IS 11.4%. THE ANNUALIZED RETURN FOR THE CLASS C SHARES SINCE THEIR INCEPTION ON 2/3/92 IS 10.5%.

++ THE PERIOD MEASURED IS FROM 10/10/91 DUE TO LIPPER'S WEEKLY DATA.

- FOR PURPOSES OF DETERMINING ASSET MIX, THE FUND'S STOCK FUTURES POSITION IS TREATED AS REDUCING (OR INCREASING) STOCK EXPOSURE AND INCREASING (OR REDUCING) CASH. FUTURES INVOLVE MARKET RISK IN EXCESS OF THEIR COST, AND MAY ENTAIL CORRELATION AND LIQUIDITY RISKS.

+ SOURCE: MORNINGSTAR. AVERAGE P/E RATIO OF THE FUND'S STOCKS. THREE-YEAR EARNINGS GROWTH IS HISTORICAL, AND PERTAINS TO THE STOCKS IN A FUND, NOT THE FUND AS A WHOLE. BETA MEASURES A FUND'S VOLATILITY RELATIVE TO THE S&P 500. A BETA OF LESS THAN ONE MEANS A FUND IS LESS VOLATILE THAN THE S&P 500. STANDARD DEVIATION MEASURES HOW MUCH A FUND'S MONTHLY RETURNS VARY FROM ITS AVERAGE RETURN OVER TIME. THE MORNINGSTAR RISK SCORE EVALUATES A FUND'S DOWNSIDE VOLATILITY RELATIVE TO THE AVERAGE FUND IN ITS BROAD ASSET CLASS. THE AVERAGE RISK SCORE FOR A FUND'S BROAD ASSET CLASS IS SET EQUAL TO 1.00. A RISK SCORE ABOVE 1.00 INDICATES GREATER RISK THAN THE AVERAGE. A SCORE BELOW 1.00 INDICATES LESS RISK THAN THE AVERAGE.


**PERCENTAGE OF THE STOCK PORTION OF THE FUND ONLY; DOES NOT TAKE INTO ACCOUNT THE FUND'S CASH OR FUTURES POSITION. SINCE THE PORTFOLIO IS ACTIVELY MANAGED, ITS HOLDINGS ARE SUBJECT TO CHANGE.

8

ZWEIG MANAGED ASSETS

We are pleased to report that the fund substantially outperformed its peer group for the year. Class A Shares returned 14.9% in 1998, compared to 9.0% for the Lipper Global Flexible Funds Index and 15.8% for the 50/50 blend of the Morgan Stanley Country Index-World and the Salomon Currency Hedged World Government Bond Index. The fund's average asset mix for the year was 51% stocks, 39% bonds and 10% cash. The fund's Class B and C Shares (which have no initial sales charges but bear higher expenses) returned 14.1% and 14.0%, respectively. In the fourth quarter, the fund's Class A Shares returned 8.4%, while the Class B and C Shares both returned 8.2%. In comparison, the Lipper Global Flexible Funds Index returned 12.6% for the quarter, and the 50/50 blended index returned 10.9%.

     ZMA's flexible, balanced approach proved its worth in 1998, a year in which many funds with overseas holdings suffered steep declines. By gradually adjusting the fund's asset mix throughout the year, we were able to capitalize on trends in global stock and bond markets, and to fortify the fund against increasing volatility. We started the year with a 51% allocation to equities and increased our stock exposure during the first quarter to take advantage of favorable monetary conditions in Europe, mainly declining interest rates and falling inflation. As the year progressed, however, our research models suggested an increased exposure to bonds, and we adjusted our holdings accordingly.

     The shift proved to be timely as several crises overseas--the slide of the Japanese yen, political unrest in Indonesia, a Russian bond default and the near collapse of Brazil's currency--hammered stock markets worldwide. Our substantial allocation to bonds, specifically U.S. Treasuries and European government issues, helped buoy the fund as growing volatility sparked a flight from stocks to high-quality bonds.

     Bonds also benefited when central banks around the world cut interest rates toward year-end. The rate cuts helped avert a credit crisis and created positive conditions for global equities, as well as bonds. We ended the year with 54% of the fund's assets in equities and 37% in bonds.

     We will continue to monitor risk closely (as you can see from the accompanying portfolio statistics, the fund has a favorable risk profile compared to its peer group). Falling commodity prices, in particular, could prove to be a double-edged sword. Though they may spark gains in stocks and bonds, sluggish demand for raw materials could be a sign of slowing growth. As always, we will adjust our exposure as our research dictates.

     Please see page 15 for additional performance information.


                                        /s/ Carlton B. Neel

                                        CARLTON B. NEEL
                                        FIRST VICE PRESIDENT
                                        JANUARY 15, 1999

[SIDEBAR]

A FLEXIBLE APPROACH TO DOMESTIC AND FOREIGN STOCKS AND BONDS

QUOTRON SYMBOLS: ZMAAX / ZMABX / ZMACX

ASSETS AS OF 12/31/98: $ 587 MILLION

PORTFOLIO MANAGER: CARLTON NEEL
[PHOTO]

BY GRADUALLY ADJUSTING THE FUND'S ASSET MIX THROUGHOUT THE YEAR, WE WERE ABLE TO CAPITALIZE ON TRENDS IN GLOBAL STOCK AND BOND MARKETS...

                                                                               9
THE BALANCED APPROACH HELPED INSULATE THE FUND FROM OVERSEAS VOLATILITY.

PERFORMANCE for the year ended 12/31/98*

ZWEIG MANAGED ASSETS A SHARES  14.9%

LIPPER GLOBAL FLEXIBLE FUNDS INDEX  9.0%

50/50 BLEND OF MORGAN STANLEY COUNTRY INDEX-WORLD AND THE SALOMON CURRENCY
HEDGED WORLD GOVERNMENT BOND INDEX   15.8%

AVG. EXPOSURE: 51% Stocks, 39% Bonds


PERFORMANCE annualized since inception (2/8/93)*

ZWEIG MANAGED ASSETS A SHARES  10.9%

LIPPER GLOBAL FLEXIBLE FUNDS INDEX***  11.4%

50/50 BLEND OF MORGAN STANLEY COUNTRY INDEX-WORLD AND THE SALOMON CURRENCY HEDGED WORLD GOVERNMENT BOND INDEX+ 11.6%

AVG. EXPOSURE: 38% Stocks, 33% Bonds

PORTFOLIO STATISTICS as of 12/31/97+
                                                          AVERAGE MULTI-ASSET
                               ZWEIG MANAGED ASSETS           GLOBAL FUND
P/E RATIO                             26.9X                      27.3X
--------------------------------------------------------------------------------
3-YEAR EARNINGS GROWTH                17.7%                      15.3%
--------------------------------------------------------------------------------
3-YEAR BETA                            0.47                       0.57
--------------------------------------------------------------------------------
5-YEAR STANDARD DEVIATION              7.52%                     10.65%
--------------------------------------------------------------------------------
5-YEAR MORNINGSTAR RISK SCORE          0.30                       0.64
--------------------------------------------------------------------------------
MEDIAN MARKET CAP                 $ 18.9 BILLION            $ 14.2 BILLION


COUNTRY ALLOCATIONS as of 12/31/98**

                   STOCKS           BONDS
UNITED STATES       27.8%           20.6%
-------------------------------------------
AUSTRALIA            0.0             2.4
-------------------------------------------
CANADA               1.6             1.7
-------------------------------------------
FRANCE               3.4             1.9
-------------------------------------------
GERMANY              3.7             1.8
-------------------------------------------
ITALY                2.2             0.9


                   STOCKS           BONDS
JAPAN                1.5%            0.0%
-------------------------------------------
NEW ZEALAND          1.0             1.0
-------------------------------------------
SPAIN                4.5             1.7
-------------------------------------------
UNITED KINGDOM       3.3             2.7
-------------------------------------------
OTHER                4.8             2.2
-------------------------------------------
TOTALS              53.8%           36.9%


ASSET MIXES for 1998-

JANUARY 1

[CHART]
STOCKS 51%
CASH 12%
BONDS 37%

JUNE 30

[CHART]
STOCKS 50%
CASH 13%
BONDS 37%

DECEMBER 31

[CHART]
STOCKS 54%
CASH 9%
BONDS 37%

* RETURNS DO NOT INCLUDE ANY INITIAL OR CONTINGENT DEFERRED SALES CHARGES. THE LIPPER GLOBAL FLEXIBLE FUNDS INDEX IS BASED ON THE TOTAL RETURN OF 10 FUNDS. THE MORGAN STANLEY AND SALOMON INDEXES ARE UNMANAGED. INVESTORS CANNOT INVEST DIRECTLY IN INDEXES. THE ANNUALIZED RETURN FOR THE CLASS B SHARES SINCE THEIR INCEPTION ON 4/8/96 IS 13.9%. THE ANNUALIZED RETURN FOR THE CLASS C SHARES SINCE THEIR INCEPTION ON 2/8/93 IS 10.1%. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTY.

++ THE PERIOD MEASURED IS FROM 2/11/93 DUE TO LIPPER'S WEEKLY DATA.

*** THE PERIOD MEASURED IS FROM 3/1/93 DUE TO MICROPAL'S MONTHLY DATA.

- FOR PURPOSES OF DETERMINING ASSET MIX, THE FUND'S STOCK FUTURES POSITION IS TREATED AS REDUCING (OR INCREASING) STOCK EXPOSURE AND INCREASING (OR REDUCING) CASH. FUTURES INVOLVE MARKET RISK IN EXCESS OF THEIR COST, AND MAY ENTAIL CORRELATION AND LIQUIDITY RISKS.

+ SOURCE: MORNINGSTAR. AVERAGE P/E RATIO OF THE FUND'S EQUITY COMPONENT. THREE-YEAR EARNINGS GROWTH IS HISTORICAL, AND PERTAINS TO THE STOCKS IN A FUND, NOT THE FUND AS A WHOLE. BETA MEASURES A FUND'S VOLATILITY RELATIVE TO THE S&P 500. A BETA OF LESS THAN ONE MEANS A FUND IS LESS VOLATILE THAN THE S&P 500. STANDARD DEVIATION IS A MEASURE OF HOW MUCH A FUND'S MONTHLY RETURNS VARY FROM ITS AVERAGE RETURN OVER TIME. THE MORNINGSTAR RISK SCORE EVALUATES A FUND'S DOWNSIDE VOLATILITY RELATIVE TO THE AVERAGE FUND IN ITS BROAD ASSET CLASS. THE AVERAGE RISK SCORE FOR A FUND'S BROAD ASSET CLASS IS SET EQUAL TO
1.00. A RISK SCORE ABOVE 1.00 INDICATES GREATER RISK THAN THE AVERAGE. A SCORE BELOW 1.00 INDICATES LESS RISK THAN THE AVERAGE.

** SINCE THE PORTFOLIO IS ACTIVELY MANAGED, ITS HOLDINGS ARE SUBJECT TO CHANGE.

10

ZWEIG GROWTH & INCOME FUND

For 1998, the fund's Class A Shares declined 1.6% with an average market exposure of 85%. The Lipper Growth & Income Funds Index returned 13.6%, while the S&P 500 Index rose 28.7% for the year. The fund's Class B and C Shares (which have no initial sales charges but bear higher expenses) both declined 2.3%. For the fourth quarter, the fund's Class A Shares returned 13.5%, while the Class B and C Shares returned 13.3% and 13.2%, respectively. The Lipper Growth & Income Funds Index returned 16.3% for the fourth quarter, and the S&P 500 Index returned 21.4%.

     1998 was a very tough year for our stock selection approach. Our methodology in this fund is to buy two types of stocks: those with above-average dividend yields or dividend growth selling at relatively attractive prices for the fund's income component, and those with above-average earnings growth selling at relatively attractive prices for the fund's growth component. Our research has found that a balance of these types of stocks has provided attractive risk-adjusted returns over the long run. In contrast, the key in 1998 was to buy a relatively concentrated group of very big, very low-yielding and very high P/E stocks. This pattern runs counter to long-term experience. Generally, low P/E stocks with strong fundamentals outperform high P/E stocks with average fundamentals.

     Our commitment to pay attention to valuations prevented us from buying many of the largest companies because they were selling at unusually high prices relative to their earnings. Unfortunately, it was in this segment that most of the market leadership was concentrated.

     Had we simply bought the very largest stocks without regard to price, we would have fared well in the growth segment of our portfolio in 1998. But history shows that price ultimately matters. Thus, as the table at the right shows, we focused our attention on stocks with above-average earnings growth that also had much more compelling valuations. We remain confident in our approach and believe that it will produce attractive returns for our long-term shareholders.

     Please see page 15 for additional performance information.


                                        /S/ David Katzen

                                        DAVID KATZEN
                                        SENIOR VICE PRESIDENT
                                        JANUARY 15, 1999

[SIDEBAR]

A FLEXIBLE APPROACH TO GROWTH STOCKS AND HIGH DIVIDEND STOCKS

QUOTRON SYMBOLS: ZGIAX / ZGIBX / ZGICX

ASSETS AS OF 12/31/98: $ 40.5 MILLION

PORTFOLIO MANAGER: DAVID KATZEN
[PHOTO]

THE KEY IN 1998 WAS TO BUY A RELATIVELY CONCENTRATED GROUP OF VERY BIG, VERY LOW-YIELDING AND VERY HIGH P/E STOCKS.

VALUE TOOK A BACK SEAT TO MARKET CAPITALIZATION AND MOMENTUM.


PERFORMANCE for the year ended 12/31/98*

ZWEIG GROWTH & INCOME FUND A SHARES -1.6%

LIPPER GROWTH & INCOME FUNDS INDEX 13.6%

S&P 500 INDEX 28.7%

AVERAGE MARKET EXPOSURE: 85%


PERFORMANCE annualized since inception (11/26/96)*

ZWEIG GROWTH & INCOME FUND A SHARES 9.8%

LIPPER GROWTH & INCOME FUNDS INDEX++ 18.7%

S&P 500 INDEX++ 28.4%

AVERAGE MARKET EXPOSURE: 78%


PORTFOLIO STATISTICS as of 12/31/98+

                                 ZWEIG GROWTH &       AVERAGE GROWTH &
                                  INCOME FUND           INCOME FUND
P/E RATIO                             16.1X                 29.3X
--------------------------------------------------------------------------------
3-YEAR EARNINGS GROWTH                24.3%                 17.2%
--------------------------------------------------------------------------------
3-YEAR BETA                            N/A                   0.91
--------------------------------------------------------------------------------
5-YEAR STANDARD DEVIATION              N/A                  15.73%
--------------------------------------------------------------------------------
5-YEAR MORNINGSTAR RISK SCORE          N/A                   0.84
--------------------------------------------------------------------------------
MEDIAN MARKET CAP                 $ 1.9 BILLION         $ 32.9 BILLION



TOP INDUSTRY GROUPS as of 12/31/98**
CONSUMER CYCLICAL                        20.6%

UTILITIES                                15.3%

CAPITAL GOODS                            14.5%

NON-BANK FINANCIAL                       12.4%

TECHNOLOGY                               11.7%

CONSUMER STAPLES                          8.4%

BASIC MATERIALS                           8.0%

TRANSPORTATION                            3.9%

HEALTH CARE                               2.6%

COMMUNICATION SVCS.                       1.3%


ASSET MIXES for 1998-

JANUARY 1

[CHART]
STOCKS 99%
CASH 1%

JUNE 30

[CHART]
STOCKS 83%
CASH 17%

DECEMBER 31

[CHART]
STOCKS 86%
CASH 14%


* RETURNS DO NOT INCLUDE ANY INITIAL OR CONTINGENT DEFERRED SALES CHARGES. THE LIPPER GROWTH & INCOME FUNDS INDEX IS BASED ON THE TOTAL RETURN OF 30 FUNDS. THE S&P 500 INDEX IS UNMANAGED. INVESTORS CANNOT INVEST DIRECTLY IN INDEXES. THE ANNUALIZED RETURN FOR BOTH THE CLASS B SHARES AND THE CLASS C SHARES SINCE THEIR INCEPTION ON 11/26/96 IS 9.0%.

++ THE PERIOD MEASURED IS FROM 11/27/96 DUE TO LIPPER'S WEEKLY DATA.

- FOR PURPOSES OF DETERMINING ASSET MIX, THE FUND'S STOCK FUTURES POSITION IS TREATED AS REDUCING (OR INCREASING) STOCK EXPOSURE AND INCREASING (OR REDUCING) CASH. FUTURES INVOLVE MARKET RISK IN EXCESS OF THEIR COST, AND MAY ENTAIL CORRELATION AND LIQUIDITY RISKS.

+ SOURCE: MORNINGSTAR. AVERAGE P/E RATIO OF THE FUND'S STOCKS. THREE-YEAR EARNINGS GROWTH IS HISTORICAL, AND PERTAINS TO THE STOCKS IN A FUND, NOT THE FUND AS A WHOLE. BETA MEASURES A FUND'S VOLATILITY RELATIVE TO THE S&P 500. A BETA OF LESS THAN ONE MEANS A FUND IS LESS VOLATILE THAN THE S&P 500. STANDARD DEVIATION MEASURES HOW MUCH A FUND'S MONTHLY RETURNS VARY FROM ITS AVERAGE RETURN OVER TIME. THE MORNINGSTAR RISK SCORE EVALUATES A FUND'S DOWNSIDE VOLATILITY RELATIVE TO THE AVERAGE FUND IN ITS BROAD ASSET CLASS. THE AVERAGE RISK SCORE FOR A FUND'S BROAD ASSET CLASS IS SET EQUAL TO 1.00. A RISK SCORE ABOVE 1.00 INDICATES GREATER RISK THAN THE AVERAGE. A SCORE BELOW 1.00 INDICATES LESS RISK THAN THE AVERAGE.

** PERCENTAGE OF THE STOCK PORTION OF THE FUND ONLY; DOES NOT TAKE INTO ACCOUNT THE FUND'S CASH OR FUTURES POSITION. SINCE THE PORTFOLIO IS ACTIVELY MANAGED, ITS HOLDINGS ARE SUBJECT TO CHANGE.

12

ZWEIG FOREIGN EQUITY FUND

For 1998, the fund's Class A Shares returned 9.1% with an average market exposure of 73%. The Morgan Stanley World (excluding U.S.) Index rose 19.1%, while the Lipper International Funds Index returned 12.7%. The fund's Class B and C Shares (which have no initial sales charges but bear higher expenses) returned 8.4% and 8.3% for the year, respectively. For the fourth quarter, the fund's Class A Shares returned 11.1%, while the Class B and C Shares both returned 11.0%. The MS World (ex-U.S.) Index rose 20.6%, and the Lipper International Funds Index rose 15.5%

     We began the year with an equity exposure of 66%, and gradually increased to 85% by the end of the first quarter. The fund was overweighted in developed European countries, which enjoyed falling interest rates and declining inflation. Also, Europe's stock markets surged as several countries exercised stronger economic discipline in anticipation of European monetary union. Our exposure in the region accounted for much of the fund's performance during the first half of the year.

     In the third quarter, conditions overseas deteriorated. The recession in Japan deepened, while the economic collapse in Russia ignited sudden and violent declines worldwide. In response, we gradually reduced our exposure and ended the quarter with nearly half the fund's assets in cash. This helped us limit losses better than most of our peers, as we finished the third quarter among the top half of all foreign equity funds.

     Overseas markets rebounded in the fourth quarter, as interest rate cuts by central banks in more than 30 countries sparked a rally. We gradually increased our exposure and finished the year with an overall equity position of 77%. While the fund participated in 1998's bullish conditions in most foreign stock markets, our high cash position during the fourth quarter caused the fund to underperform its fully invested peers. In addition, our active currency management, while it often reduces exchange rate risk, did not help the fund's returns this year. For the most part, our research had us hedged against the U.S. dollar, which prevented us from capturing the spread between strengthening foreign currencies and the weakening U.S. dollar (a weakening dollar favors investors who stay unhedged.)

     Please see page 15 for additional performance information.


                                        /S/ Carlton B. Neel

                                        CARLTON B. NEEL
                                        FIRST VICE PRESIDENT
                                        JANUARY 15, 1999

[SIDEBAR]

A FLEXIBLE APPROACH TO INTERNATIONAL (NON-U.S.) EQUITY MARKETS

QUOTRON SYMBOLS: ZFEAX / ZFEBX / ZFECX

ASSETS AS OF 12/31/98: $ 8.5 MILLION

PORTFOLIO MANAGER: CARLTON NEEL
[PHOTO]

THE FUND PARTICIPATED IN 1998'S BULLISH CONDITIONS IN MOST FOREIGN STOCK MARKETS...

                                                                              13
FOREIGN MARKETS ENDED POSITIVELY AFTER A VOLATILE YEAR.

PERFORMANCE for the year ended 12/31/98*

ZWEIG FOREIGN EQUITY FUND A SHARES 9.1%

LIPPER INTERNATIONAL FUNDS INDEX 12.7%

MORGAN STANLEY WORLD (EXCLUDING U.S.) INDEX 19.1%

AVERAGE MARKET EXPOSURE: 73%


PERFORMANCE annualized since inception (11/21/97)*

ZWEIG FOREIGN EQUITY FUND A SHARES 9.3%

LIPPER INTERNATIONAL FUNDS INDEX 10.4%

MORGAN STANLEY WORLD (EXCLUDING U.S.) INDEX 15.8%

AVERAGE MARKET EXPOSURE: 68%



COUNTRY ALLOCATIONS as of 12/31/98**

                   STOCKS
FRANCE              7.6%
--------------------------
GERMANY             7.3
--------------------------
ITALY               6.9
--------------------------
UNITED KINGDOM      6.6
--------------------------
SPAIN               5.8
--------------------------
AUSTRALIA           5.5
--------------------------
NETHERLANDS         5.1


                   STOCKS

JAPAN               5.0%
--------------------------
SWEDEN              4.4
--------------------------
SWITZERLAND         3.5
--------------------------
NEW ZEALAND         3.2
--------------------------
CANADA              3.1
--------------------------
BELGIUM             3.0
--------------------------
FINLAND             2.2

                   STOCKS

HONG KONG           1.9%
--------------------------
AUSTRIA             1.7
--------------------------
SINGAPORE           1.5
--------------------------
MEXICO              1.4
--------------------------
DENMARK             1.2
--------------------------
MALAYSIA            0.4
--------------------------
TOTAL              77.3%


ASSET MIXES for 1998-

JANUARY 1

[CHART]
STOCKS 66%
CASH 34%

JUNE 30

[CHART]
STOCKS 68%
CASH 32%

DECEMBER 31

[CHART]
STOCKS 77%
CASH 23%


* RETURNS DO NOT INCLUDE ANY INITIAL OR CONTINGENT DEFERRED SALES CHARGES. THE LIPPER INTERNATIONAL FUNDS INDEX IS BASED ON THE TOTAL RETURN OF 30 FUNDS WITHOUT CONSIDERING ANY SALES CHARGES. THE MORGAN STANLEY WORLD (EXCLUDING U.S.) INDEX IS UNMANAGED. INVESTORS CANNOT INVEST DIRECTLY IN INDEXES. THE ANNUALIZED RETURN FOR THE CLASS B SHARES AND THE CLASS C SHARES SINCE THEIR INCEPTION ON 11/21/97 IS 8.6% AND 8.5%, RESPECTIVELY. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTY.

- FOR PURPOSES OF DETERMINING ASSET MIX, THE FUND'S STOCK FUTURES POSITION IS TREATED AS REDUCING (OR INCREASING) STOCK EXPOSURE AND INCREASING (OR REDUCING) CASH. FUTURES INVOLVE MARKET RISK IN EXCESS OF THEIR COST,
AND MAY ENTAIL CORRELATION AND LIQUIDITY RISKS.

**SINCE THE PORTFOLIO IS ACTIVELY MANAGED, ITS HOLDINGS ARE SUBJECT TO CHANGE.

14


ZWEIG GOVERNMENT FUND

The fund's Class A Shares returned 8.9% for the year, compared to 7.9% for the Lipper U.S. Government Funds Index and 9.9% for the Lehman Government Bond Index. The fund's Class B and C Shares (which have no initial sales charges but bear higher expenses) returned 8.2% and 8.5%, respectively. For the fourth quarter, the fund's Class A Shares declined 1.1%, compared to the 0.25% decline of the Lipper U.S. Government Funds Index and the 0.08% decline of the Lehman index. The fund's Class B and C Shares declined 1.3% and 1.2%, respectively.

     After a sluggish first quarter, government bonds rallied sharply as volatile equity markets prompted a flight to quality. The turbulence was caused by a series of financial crises in Asia, Russia and Latin America.

     Bond prices continued to rise after the Federal Reserve cut the Fed funds rate three consecutive times (bond prices rise when interest rates fall). But the cuts were a mixed blessing. They helped avert a credit crisis and created strong conditions for equities, yet they encouraged many investors to sell government bonds in favor of riskier investments such as stocks and higher-yielding corporate bonds. As a result, the fund declined slightly in the fourth quarter.

     Despite the difficulties of the fourth quarter, we believe that conditions are still positive for bonds to offer meaningful gains. Central banks around the world have adopted easy monetary policies, inflation is low and commodity prices have fallen to extreme lows. As a result, we ended the year with a long duration (sensitivity to interest rates) of just over six years.

     Please see page 15 for additional performance information.


                                        /s/ Carlton B. Neel

                                        CARLTON B. NEEL
                                        FIRST VICE PRESIDENT
                                        JANUARY 15, 1999

PERFORMANCE
for the year ended 12/31/98

ZWEIG GOVERNMENT FUND A SHARES 8.9%

LIPPER U.S. GOVERNMENT FUNDS INDEX++ 7.9%

LEHMAN GOVERNMENT BOND INDEX 9.9%


annualized since inception (3/25/85)**

ZWEIG GOVERNMENT FUND A SHARES 7.4%

LIPPER U.S. GOVERNMENT FUNDS INDEX++ 8.3%

LEHMAN GOVERNMENT BOND INDEX++ 9.7%

AVG. DURATION: 6.1 YEARS

[SIDEBAR]

MONTHLY INCOME FROM U.S. GOVERNMENT SECURITIES

QUOTRON SYMBOLS: ZGVAX / ZGVBX / ZGVCX

ASSETS AS OF 12/31/98: $ 47 MILLION

PORTFOLIO MANAGER: CARLTON NEEL
[PHOTO]

* RETURNS DO NOT INCLUDE ANY INITIAL OR CONTINGENT DEFERRED SALES CHARGES. THE LIPPER U.S. GOVERNMENT BOND FUNDS INDEX IS BASED ON THE TOTAL RETURN OF 30 FUNDS. THE ANNUALIZED RETURN FOR THE CLASS B SHARES SINCE THEIR INCEPTION ON 4/8/96 IS 7.3%. THE ANNUALIZED RETURN FOR THE CLASS C SHARES SINCE THEIR INCEPTION ON 2/3/92 IS 5.8%.

++ THE PERIOD MEASURED IS FROM 3/31/85 DUE TO LIPPER'S WEEKLY DATA.

** ZWEIG/GLASER ADVISERS ASSUMED RESPONSIBILITY FOR MANAGING THE FUND ON SEPTEMBER 1, 1989.


ZWEIG GOVERNMENT CASH FUND

The net yield of Zweig Government Cash Fund for the 12 months ended December 31, 1998, was: 4.81% for Class A and C Shares, 4.11% for Class B Shares, and 5.04% for Class M Shares.

                                  ZWEIG SERIES TRUST

                       AVERAGE ANNUAL RETURNS THROUGH 12/31/98


ZWEIG STRATEGY FUND                    Class A Shares (ZSTAX)            Class B Shares (ZSTBX)           Class C Shares (ZSTCX)
------------------------------  -------------------------------------  --------------------------  --------------------------------
                                FROM INCEPTION                          FROM INCEPTION             FROM INCEPTION
                                 (12/29/89)    FIVE YEAR    ONE YEAR     (4/8/96)     ONE YEAR     (2/3/92)    FIVE YEAR   ONE YEAR
BEFORE SALES CHARGES               10.6%        10.6%        -1.9%         8.0%        -2.6%        10.0%        9.8%       -2.6%
AFTER ALL CHARGES AND EXPENSES      9.9%         9.4%        -7.3%         6.8%        -7.5%        10.0%        9.8%       -3.9%


ZWEIG APPRECIATION FUND                Class A Shares (ZAPAX)            Class B Shares (ZAPBX)           Class C Shares (ZAPCX)
------------------------------  -------------------------------------  --------------------------  --------------------------------
                                FROM INCEPTION                          FROM INCEPTION             FROM INCEPTION
                                 (10/7/91)     FIVE YEAR    ONE YEAR     (4/8/96)     ONE YEAR     (2/3/92)    FIVE YEAR   ONE YEAR

BEFORE SALES CHARGES               12.2%        11.5%        -1.0%        11.4%        -1.7%        10.5%        10.7%        -1.7%
AFTER ALL CHARGES AND EXPENSES     11.3%        10.2%        -6.4%        10.2%        -6.6%        10.5%        10.7%        -2.9%


ZWEIG MANAGED ASSETS                  Class A Shares (ZMAAX)             Class B Shares (ZMABX)           Class C Shares (ZMACX)
------------------------------  -------------------------------------  --------------------------  --------------------------------
                                FROM INCEPTION                          FROM INCEPTION             FROM INCEPTION
                                 (2/8/93)      FIVE YEAR    ONE YEAR     (4/8/96)     ONE YEAR     (2/8/93)    FIVE YEAR   ONE YEAR

BEFORE SALES CHARGES               10.9%        10.4%        14.9%        13.9%        14.1%        10.1%         9.7%        14.0%
AFTER ALL CHARGES AND EXPENSES      9.8%         9.2%         8.6%        12.6%         8.4%        10.1%         9.7%        12.6%


ZWEIG GROWTH & INCOME FUND            Class A Shares (ZGIAX)             Class B Shares (ZGIBX)           Class C Shares (ZGICX)
------------------------------  -------------------------------------  --------------------------  --------------------------------
                                 FROM INCEPTION                         FROM INCEPTION                  FROM INCEPTION
                                  (11/26/96)        ONE YEAR             (11/26/96)     ONE YEAR         (11/26/96)     ONE YEAR

BEFORE SALES CHARGES                  9.8%           -1.6%                  9.0%         -2.3%             9.0%          -2.3%
AFTER ALL CHARGES AND EXPENSES        6.9%           -7.0%                  6.9%         -7.2%             9.0%          -3.6%


ZWEIG FOREIGN EQUITY FUND             Class A Shares (ZFEAX)             Class B Shares (ZFEBX)          Class C Shares (ZFECX)
------------------------------  -------------------------------------  --------------------------  --------------------------------
                                 FROM INCEPTION                         FROM INCEPTION                  FROM INCEPTION
                                  (11/21/97)        ONE YEAR             (11/21/97)     ONE YEAR         (11/21/97)      ONE YEAR

BEFORE SALES CHARGES                  9.3%            9.1%                  8.6%          8.4%             8.5%           8.3%
AFTER ALL CHARGES AND EXPENSES        3.8%            3.1%                  3.6%          2.9%             8.5%           6.9%


ZWEIG GOVERNMENT FUND                 Class A Shares (ZGVAX)             Class B Shares (ZGVBX)          Class C Shares (ZGVCX)
------------------------------  -------------------------------------  --------------------------  --------------------------------
                                                                        FROM INCEPTION             FROM INCEPTION
                                  TEN YEAR    FIVE YEAR     ONE YEAR     (4/8/96)     ONE YEAR      (2/3/92)   FIVE YEAR   ONE YEAR

BEFORE SALES CHARGES                7.4%         5.4%         8.9%         7.3%         8.2%         5.8%         4.9%         8.5%
AFTER ALL CHARGES AND EXPENSES      6.9%         4.4%         3.7%         6.1%         2.8%         5.8%         4.9%         7.1%


Returns assume that all dividends and capital gains are reinvested. Class A Share returns after all charges and expenses include the effect of the 5.5% maximum initial sales charge (4.75% for Zweig Government Fund). Class B Share returns include the maximum contingent deferred sales charge (CDSC) of 5.0% for redemptions made one year or less from date of purchase. Class C Shares, sold with no initial sales charge, are subject to a 1.25% CDSC if sold within 12 months of purchase. Class C Share one-year returns reported above assume that a 1.25% CDSC was paid. Aggregate annual service and distribution fees are 0.30% for Class A Shares, 1.0% for Class B Shares, and 1.0% for Class C Shares (0.75% for Zweig Government Fund).

16
                              ZWEIG STRATEGY FUND
                STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998

                                               NUMBER              VALUE
                                            OF SHARES           (NOTE 2)
   ------------------------------------------------------------------
COMMON STOCKS: 75.52%
AEROSPACE AND DEFENSE: 0.97%
Cordant Technologies Inc................       92,700     $    3,476,250
General Dynamics Corp...................       14,400            844,200
Northrop Grumman Corp...................        8,700            636,188
Sundstrand Corp.........................       76,300          3,958,062
                                                          --------------
                                                               8,914,700
                                                          --------------
AGRICULTURAL PRODUCTS: 0.07%
Universal Corp..........................       18,900            663,863
                                                          --------------
AIRLINES: 4.28%
AMR Corp................................      209,200         12,421,250
Comair Holdings, Inc....................       74,200          2,504,250
Delta Air Lines, Inc....................       25,800          1,341,600
KLM Royal Dutch Air.....................       26,200            786,000
Southwest Airlines Co...................      506,600         11,366,838
US Airways Group Inc....................      208,300         10,831,600
                                                          --------------
                                                              39,251,538
                                                          --------------
ALUMINUM: 0.34%
Reynolds Metals Co......................       60,100          3,166,519
                                                          --------------
AUTO PARTS AND EQUIPMENT: 0.51%
Arvin Industries, Inc...................       67,100          2,797,231
Borg-Warner Automotive, Inc.............       17,800            993,463
Modine Manufacturing Co.................       23,300            844,625
                                                          --------------
                                                               4,635,319
                                                          --------------
AUTOMOBILES: 2.09%
Ford Motor Co...........................      303,100         17,788,181
General Motors Corp.....................       19,600          1,402,625
                                                          --------------
                                                              19,190,806
                                                          --------------
BANKS - REGIONAL: 0.05%
Old Kent Financial Corp.................        9,800            455,700
                                                          --------------
BEVERAGES: 1.12%
Adolph Coors Co., Class B...............      131,100          7,398,956
Anheuser-Busch Companies, Inc...........       43,400          2,848,125
                                                          --------------
                                                              10,247,081
                                                          --------------
BIOTECHNOLOGY: 0.20%
Amgen Inc...............................       17,300          1,808,931
                                                          --------------
BUILDING MATERIALS: 0.03%
Armstrong World Industries Inc..........        4,200            253,313
                                                          --------------
CHEMICALS: 0.17%
B.F. Goodrich & Co......................       43,000          1,542,625
                                                          --------------
CHEMICALS - SPECIALTY: 0.24%
Albemarle Corp..........................       66,400          1,577,000
International Specialty Products Inc....       46,600            632,013
                                                          --------------
                                                               2,209,013
                                                          --------------
COMMUNICATION EQUIPMENT: 0.81%
ECI Telecom Ltd.........................       78,000          2,778,750
Lucent Technologies Inc.................       14,200          1,562,000
Nokia Corp., ADR........................       12,500          1,505,469
Tellabs, Inc............................       22,700          1,556,369
                                                          --------------
                                                               7,402,588
                                                          --------------
COMPUTER HARDWARE: 4.76%
Apple Computer, Inc.....................      159,900          6,545,906
EMC Corp................................      199,300         16,940,500
Lexmark International Group, Inc., Class
  A.....................................      172,200         17,306,100
Network Appliance Inc...................       63,400          2,853,000
                                                          --------------
                                                              43,645,506
                                                          --------------

                                               NUMBER              VALUE
                                            OF SHARES           (NOTE 2)
   ------------------------------------------------------------------
COMPUTER SERVICES: 0.03%
Affiliated Computer Services, Inc.,
  Class A...............................        5,200     $      234,000
                                                          --------------
COMPUTER SOFTWARE: 2.26%
Check Point Software Technology Corp....       25,900          1,186,544
Citrix Systems, Inc.....................       34,900          3,387,481
Computer Associates International,
  Inc...................................       30,000          1,278,750
Compuware Corp..........................       22,000          1,718,750
HBO & Co................................       54,000          1,549,125
Microsoft Corp..........................       10,700          1,483,956
Oracle Corp.............................       71,800          3,096,375
Sterling Software Inc...................      260,600          7,052,487
                                                          --------------
                                                              20,753,468
                                                          --------------
COMPUTERS - NETWORKING: 0.22%
Adaptec Inc.............................      116,500          2,046,031
                                                          --------------
CONSTRUCTION - CEMENT AND AGGREGATES:
  2.39%
Lafarge Corp............................       75,000          3,037,500
Lone Star Industries, Inc...............       52,200          1,921,613
Southdown, Inc..........................      135,200          8,002,150
USG Corp................................      175,800          8,954,812
                                                          --------------
                                                              21,916,075
                                                          --------------
CONSUMER - JEWELRY, NOVELTY AND GIFTS:
  0.08%
American Greetings Corp., Class A.......       17,600            722,700
                                                          --------------
CONSUMER FINANCE: 1.83%
Capital One Financial Corp..............       26,400          3,036,000
Countrywide Credit Industries, Inc......      207,300         10,403,869
PMI Group Inc...........................       22,000          1,086,250
Providian Financial Corp................       30,000          2,250,000
                                                          --------------
                                                              16,776,119
                                                          --------------
CONTAINERS - METAL AND GLASS: 0.32%
Ball Corp...............................       63,700          2,914,275
                                                          --------------
DISTRIBUTORS - FOOD AND HEALTH: 1.28%
Bergen Brunswig Corp., Class A..........       25,200            878,850
Supervalu Inc...........................      382,400         10,707,200
United Stationers Inc...................        5,200            135,200
                                                          --------------
                                                              11,721,250
                                                          --------------
DRUGS: 0.15%
Eli Lilly and Co........................       15,800          1,404,225
                                                          --------------
ELECTRIC UTILITIES: 8.46%
Allegheny Energy Inc....................       21,700            748,650
Baltimore Gas & Electric Co.............       50,800          1,568,450
BEC Energy Holding Co...................      107,000          4,407,062
Central & South West Corp...............      203,200          5,575,300
DTE Energy Co...........................      190,800          8,180,550
Edison International Corp...............      272,300          7,590,362
Endesa SA, ADR..........................       53,600          1,447,200
Entergy Corp............................       60,000          1,867,500
Florida Progress Corp...................       41,900          1,877,644
GPU, Inc................................      193,500          8,550,281
Kansas City Power & Light Co............       23,400            693,225
Minnesota Power & Light Co..............       22,900          1,007,600
Montana Power Co........................       99,300          5,616,656
New England Electric System.............       52,200          2,512,125
Niagara Mohawk Power Corp...............       90,000          1,451,250
OGE Energy Corp.........................       16,200            469,800
PECO Energy Co..........................       53,200          2,214,450
PG&E Corp...............................      180,800          5,695,200
Public Service Enterprise Group Inc.....      200,800          8,032,000

                                                                              17

                                               NUMBER              VALUE
                                            OF SHARES           (NOTE 2)
   ------------------------------------------------------------------
ELECTRIC UTILITIES: (continued)
Unicom Corp.............................      144,400     $    5,568,425
UtiliCorp United Inc....................       67,400          2,472,738
                                                          --------------
                                                              77,546,468
                                                          --------------
ELECTRICAL EQUIPMENT: 0.65%
American Power Conversion Corp..........       11,000            532,812
AMP Inc.................................       28,000          1,457,750
Sanmina Corp............................       52,100          3,256,250
Symbol Technologies Inc.................       10,800            690,525
                                                          --------------
                                                               5,937,337
                                                          --------------
ELECTRONICS AND INSTRUMENTATION: 0.07%
Waters Corp.............................        7,200            628,200
                                                          --------------
ENGINEERING AND CONSTRUCTION: 0.22%
McDermott International, Inc............       81,800          2,019,438
                                                          --------------
FINANCIAL - DIVERSIFIED: 5.28%
AMBAC Financial Group Inc...............      149,800          9,016,087
Apartment Investment & Management Co.,
  Class A...............................       97,800          3,636,937
Avalon Bay Communities, Inc.............       71,200          2,438,600
Duke Realty Investments Inc.............       36,100            839,325
Equity Office Properties Trust..........      153,200          3,676,800
Federal National Mortgage Association...       96,300          7,126,200
Federal Home Loan Mortgage Corp.........      230,600         14,859,287
Kimco Realty Corp.......................        5,400            214,313
Liberty Property Trust..................        9,400            231,475
Public Storage Inc......................       13,200            357,225
Starwood Hotel & Resorts................      265,400          6,021,262
                                                          --------------
                                                              48,417,511
                                                          --------------
FOODS: 0.78%
Earthgrains Co..........................      219,400          6,787,687
Flowers Industries, Inc.................       13,800            330,337
                                                          --------------
                                                               7,118,024
                                                          --------------
GOLD AND PRECIOUS METAL MINING: 0.19%
Barrick Gold Corp.......................       60,000          1,170,000
Placer Dome Inc.........................       46,600            535,900
                                                          --------------
                                                               1,705,900
                                                          --------------
HEALTH CARE - DIVERSIFIED: 0.12%
Allergan, Inc...........................       16,400          1,061,900
                                                          --------------
HEALTH CARE - MEDICAL PRODUCTS AND
  SUPPLIES: 0.23%
Medtronic, Inc..........................       28,100          2,086,425
                                                          --------------
HEALTH CARE - SPECIAL SERVICES: 0.39%
Healthsouth Rehabilitation Corp.........      120,000          1,852,500
Lincare Holdings........................       42,000          1,703,625
                                                          --------------
                                                               3,556,125
                                                          --------------
HOMEBUILDING: 2.10%
Centex Corp.............................      347,500         15,659,219
Pulte Corp..............................      129,200          3,593,375
                                                          --------------
                                                              19,252,594
                                                          --------------
HOSPITALS AND MANAGED CARE: 0.88%
Humana Inc..............................      130,400          2,322,750
Pacificare Health Systems, Inc..........       56,000          4,452,000
Trigon Healthcare Inc...................       35,900          1,339,519
                                                          --------------
                                                               8,114,269
                                                          --------------
HOTELS AND GAMING: 0.82%
Royal Caribbean Cruises Ltd.............      202,800          7,503,600
                                                          --------------

                                               NUMBER              VALUE
                                            OF SHARES           (NOTE 2)
   ------------------------------------------------------------------
HOUSEHOLD FURNISHINGS: 1.40%
Furniture Brands International, Inc.....        9,600     $      261,600
Maytag Corp.............................       32,400          2,016,900
Mohawk Industries Inc...................      113,200          4,761,475
Westpoint Stevens Inc...................      120,700          3,809,594
Whirlpool Corp..........................       36,000          1,993,500
                                                          --------------
                                                              12,843,069
                                                          --------------
HOUSEWARES AND HOUSEHOLD PRODUCTS: 0.42%
Clorox Co...............................       24,700          2,885,269
Estee Lauder Companies Inc..............       11,400            974,700
                                                          --------------
                                                               3,859,969
                                                          --------------
INSURANCE - LIFE AND HEALTH: 0.93%
AFLAC Inc...............................       12,200            536,800
Conseco Inc.............................       90,000          2,750,625
Reliastar Financial Corp................       69,200          3,191,850
UNUM Corp...............................       35,300          2,060,638
                                                          --------------
                                                               8,539,913
                                                          --------------
INSURANCE - MULTI-LINE: 1.01%
Loews Corp..............................       94,400          9,274,800
                                                          --------------
INSURANCE - PROPERTY AND CASUALTY: 2.00%
Everest Reinsurance Holdings Inc........        7,000            272,563
Financial Security Assurance Holdings
  Ltd...................................       46,500          2,522,625
Fremont General Corp....................      204,200          5,053,950
MBIA Inc................................       17,600          1,153,900
Old Republic International Corp.........      377,350          8,490,375
Progressive Corp........................        5,100            863,813
                                                          --------------
                                                              18,357,226
                                                          --------------
INVESTMENT BANKING AND BROKERAGE: 0.87%
A.G. Edwards, Inc.......................      213,750          7,962,187
                                                          --------------
IRON AND STEEL: 0.04%
AK Steel Holding Corp...................       16,800            394,800
                                                          --------------
MACHINERY: 0.61%
Ingersoll-Rand Co.......................      118,300          5,552,706
                                                          --------------
MANUFACTURING - DIVERSIFIED: 4.65%
Crane Co................................       10,200            307,912
Hanson PLC, ADR.........................       50,300          1,961,700
Premark International Inc...............      143,400          4,965,225
Trinity Industries, Inc.................      212,000          8,162,000
Tyco International Ltd..................      127,700          9,633,369
United Technologies Corp................      161,600         17,574,000
                                                          --------------
                                                              42,604,206
                                                          --------------
MANUFACTURING - SPECIALIZED: 0.28%
York International Inc..................       63,700          2,599,756
                                                          --------------
NATURAL GAS: 1.31%
Coastal Corp............................      278,500          9,730,094
Keyspan Energy..........................       68,072          2,110,232
MDU Resources Group Inc.................        7,200            189,450
                                                          --------------
                                                              12,029,776
                                                          --------------
OIL AND GAS - DRILLING AND EQUIPMENT:
  0.35%
Transocean Offshore Inc.................      120,000          3,217,500
                                                          --------------
OIL AND GAS - REFINING AND MARKETING:
  1.28%
Ashland Inc.............................      242,900         11,750,287
                                                          --------------

18
                              ZWEIG STRATEGY FUND
          STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998 (CONTINUED)

                                               NUMBER              VALUE
                                            OF SHARES           (NOTE 2)
   ------------------------------------------------------------------
PAPER AND FOREST PRODUCTS: 0.04%
Boise Cascade Corp......................       13,000     $      403,000
                                                          --------------
PUBLISHING: 0.18%
Knight-Ridder, Inc......................       32,000          1,636,000
                                                          --------------
RAILROADS: 1.52%
Burlington Northern Santa Fe Corp.......      187,200          6,318,000
Canadian National Railway Co............      114,400          5,934,500
GATX Corp...............................       43,500          1,647,563
                                                          --------------
                                                              13,900,063
                                                          --------------
RESTAURANTS: 1.23%
Brinker International Inc...............      164,100          4,738,387
Darden Restaurants, Inc.................      364,200          6,555,600
                                                          --------------
                                                              11,293,987
                                                          --------------
RETAIL: 3.21%
Dillards Department Stores, Inc., Class
  A.....................................       97,600          2,769,400
Dollar Tree Stores, Inc.................       40,200          1,756,237
Federated Department Stores, Inc........      224,000          9,758,000
K Mart Corp.............................       90,000          1,378,125
Ross Stores, Inc........................      312,000         12,285,000
Wal-Mart Stores Inc.....................       18,600          1,514,738
                                                          --------------
                                                              29,461,500
                                                          --------------
RETAIL - APPAREL: 0.36%
Gap, Inc................................       27,000          1,518,750
TJX Co..................................       60,000          1,740,000
                                                          --------------
                                                               3,258,750
                                                          --------------
RETAIL - BUILDING SUPPLIES: 0.17%
Lowes Companies, Inc....................       30,000          1,535,625
                                                          --------------
RETAIL - DRUG STORES: 0.02%
Longs Drug Stores Corp..................        5,600            210,000
                                                          --------------
RETAIL - FOOD CHAINS: 1.45%
Safeway Inc.............................      218,600         13,320,938
                                                          --------------
RETAIL - HOME SHOPPING: 0.09%
CDW Computer Centers, Inc...............        8,600            825,063
                                                          --------------
RETAIL - SPECIALTY: 0.34%
Officemax Inc...........................      151,300          1,853,425
Zale Corp...............................       40,100          1,293,225
                                                          --------------
                                                               3,146,650
                                                          --------------
SAVINGS AND LOAN COMPANIES: 0.82%
Golden West Financial Corp..............        7,400            678,487
Greenpoint Financial Corp...............       24,900            874,613
TR Financial Corp.......................       15,400            606,375
Washington Mutual Inc...................      139,248          5,317,533
                                                          --------------
                                                               7,477,008
                                                          --------------
SEMICONDUCTOR EQUIPMENT: 0.97%
Advanced Micro Devices, Inc.............      259,200          7,500,600
Intel Corp..............................       11,700          1,387,181
                                                          --------------
                                                               8,887,781
                                                          --------------
SERVICE - COMMERCIAL AND CONSUMER: 0.21%
Sylvan Learning Systems, Inc............       63,500          1,936,750
                                                          --------------
SPECIALTY PRINTING: 0.25%
Deluxe Corp.............................       12,200            446,062
World Color Press, Inc..................       61,300          1,865,819
                                                          --------------
                                                               2,311,881
                                                          --------------
TELECOM - LONG DISTANCE: 0.16%
Sprint Corp.............................       17,300          1,455,363
                                                          --------------

                                               NUMBER              VALUE
                                            OF SHARES           (NOTE 2)
   ------------------------------------------------------------------
TELEPHONE: 3.20%
Bell Atlantic Corp......................      213,800     $   11,331,400
Bellsouth Corp..........................       30,800          1,536,150
Century Telephone Enterprises, Inc......       66,200          4,468,500
Citizens Utilities Co...................      247,845          1,998,750
Portugal Telecommunications, S.A., ADR..       44,600          1,990,275
Tele Danmark, ADR.......................       21,900          1,486,463
Telefonica De Argentina, ADR............      234,700          6,556,931
                                                          --------------
                                                              29,368,469
                                                          --------------
TEXTILES - APPAREL AND SPECIALTY: 1.61%
Fruit of The Loom, Inc..................       69,000            953,062
Tommy Hilfiger Corp.....................      160,400          9,624,000
V.F. Corp...............................       89,600          4,200,000
                                                          --------------
                                                              14,777,062
                                                          --------------
TRUCKERS: 0.04%
Ryder System, Inc.......................       13,200            343,200
                                                          --------------
TRUCKS AND PARTS: 0.11%
Navistar International Corp.............       26,600            758,100
PACCAR Inc..............................        6,600            271,425
                                                          --------------
                                                               1,029,525
                                                          --------------
TOTAL COMMON STOCKS
  (Cost $577,736,166)................................        692,388,246
                                                          --------------

                                            PRINCIPAL
                                               AMOUNT
                                          -----------
SHORT-TERM OBLIGATIONS: 15.64%
FEDERAL HOME LOAN MORTGAGE CORP.,
  DISCOUNT NOTES: 10.32%
  5.11%, 1/15/99........................  $20,000,000         19,958,126
  5.08%, 1/22/99........................   20,000,000         19,937,910
  4.77%, 1/29/99........................   20,000,000         19,918,315
  4.83%, 2/1/99.........................    5,000,000          4,977,922
  5.11%, 2/3/99.........................   10,000,000          9,951,739
  5.01%, 2/12/99........................   20,000,000         19,880,315
                                                          --------------
                                                              94,624,327
                                                          --------------
FEDERAL NATIONAL MORTGAGE ASSN.,
  DISCOUNT NOTES: 4.34%
  5.05%, 2/4/99.........................   20,000,000         19,901,804
  5.00%, 2/5/99.........................   20,000,000         19,899,670
                                                          --------------
                                                              39,801,474
                                                          --------------
UNITED STATES TREASURY BILLS: 0.98%
  3.69%, 1/7/99.........................    2,000,000(a)       1,998,450
  4.00%, 1/14/99........................    5,000,000(a)       4,992,542
  3.83%, 1/21/99........................    1,000,000(a)         997,588
  4.13%, 1/21/99........................    1,000,000(a)         997,588
                                                          --------------
                                                               8,986,168
                                                          --------------
TOTAL SHORT-TERM OBLIGATIONS
  (Cost $143,432,099)................................        143,411,969
                                                          --------------

REPURCHASE AGREEMENTS: 9.16%
With Morgan Stanley & Co., Inc., (dated
  12/31/98), 5.00%, due 1/4/99
  (Repurchase proceeds $41,973,306);
  collateralized by: $41,783,438
  Federal National Mortgage Association
  Bonds, 7.071%, due 11/1/2037
  (Market value $43,182,494)............   41,950,000         41,950,000

                                            PRINCIPAL              VALUE
                                               AMOUNT           (NOTE 2)
   ------------------------------------------------------------------
With Prudential Securities Inc., (dated
  12/31/98), 5.05%, due 1/4/99
  (Repurchase proceeds $42,023,567);
  collateralized by: $41,797,844 of
  various United States Government and
  Agency Obligations, 3.30% - 9.875%,
  due 1/7/99 - 3/1/2035
  (Market value $42,840,134)............  $42,000,000     $   42,000,000
                                                          --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $83,950,000).................................         83,950,000
                                                          --------------
TOTAL INVESTMENTS
  (Cost $805,118,265)...................   100.32%     919,750,215
Other Assets............................     0.40        3,627,360
                                          -------   --------------
  Total Assets..........................   100.72%     923,377,575
  Total Liabilities (Note 6)............    (0.72)      (6,583,980)
                                          -------   --------------
NET ASSETS (Note 7).....................   100.00%  $  916,793,595
                                          -------   --------------
                                          -------   --------------
------------------------------------------------------------------
                                           NUMBER
                                               OF
                                          CONTRACTS
                                          -------
NET UNREALIZED APPRECIATION ON FUTURES
  CONTRACTS: 0.76%
Standard & Poor's 500 March 1999
  Long futures (b)......................             355  $    6,904,199
                                                          --------------

------------------------------------------------------------------
CLASS A SHARES
Net asset value ("NAV") and redemption
  price per share
  ($409,065,015/27,648,699 shares)......  $        14.80
                                                  ------
                                                  ------
Maximum public offering price per share
  -
  NAV/(1 - maximum sales charge)
  ($14.80/.945).........................  $        15.66
                                                  ------
                                                  ------
CLASS B SHARES
Net asset value and offering price per
  share ($82,530,432/5,540,410
  shares)...............................  $        14.90
                                                  ------
                                                  ------
Redemption price per share..............              **
                                                  ------
                                                  ------
CLASS C SHARES
Net asset value and offering price per
  share ($423,791,364/28,513,355
  shares)...............................  $        14.86
                                                  ------
                                                  ------
Redemption price per share..............              **
                                                  ------
                                                  ------
CLASS I SHARES
Net asset value, offering and redemption
  price per share ($1,406,784/94,144
  shares)...............................  $        14.94
                                                  ------
                                                  ------

------------------------------------------------------------------

*    Non-income producing security.
**   Varies by length of time shares are held (Note 3b).
(a)  Pledged as collateral for futures transactions.
(b) The extended market value of the Long futures was $110,538,125 (repesenting 12.06% of the Fund's net assets) with a cost of $103,633,926.

For Federal income tax purposes, the tax basis of investments owned at December 31, 1998 was $807,093,374 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation.....................  $126,020,070
Gross unrealized depreciation.....................    (6,459,030)
                                                    ------------
Net unrealized appreciation.......................  $119,561,040
                                                    ------------
                                                    ------------

                       See notes to financial statements.

20
                            ZWEIG APPRECIATION FUND
                STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
COMMON STOCKS: 87.70%
AEROSPACE AND DEFENSE: 2.46%
AAR Corp................................       98,000  $  2,339,750
Alliant Techsystems Inc.................        1,800       148,387
Aviall Inc..............................       31,200       366,600
BE Aerospace, Inc.......................      137,300     2,883,300
Cordant Technologies Inc................       15,000       562,500
Curtiss-Wright Corp.....................       33,700     1,284,813
Moog Inc., Class A......................       20,800       813,800
Precision Castparts Corp................       33,500     1,482,375
Sequa Corp..............................       30,790     1,843,551
                                                       ------------
                                                         11,725,076
                                                       ------------
AGRICULTURAL PRODUCTS: 0.53%
Universal Corp..........................       71,900     2,525,487
                                                       ------------
AIR FREIGHT: 1.16%
Airborne Freight Corp...................       43,800     1,579,538
CNF Transportation Inc..................      105,000     3,944,063
                                                       ------------
                                                          5,523,601
                                                       ------------
AIRLINES: 1.69%
Alaska Air Group Inc....................       92,100     4,075,425
America West Holdings...................       62,800     1,067,600
Amtran Inc..............................       25,900       702,538
Mesaba Holdings Inc.....................        7,550       155,719
Midwest Express Holdings................       18,450       485,466
Skywest, Inc............................       47,500     1,552,656
                                                       ------------
                                                          8,039,404
                                                       ------------
AUTO PARTS AND EQUIPMENT: 1.65%
Arvin Industries, Inc...................       41,300     1,721,694
Borg-Warner Automotive, Inc.............        9,000       502,313
Intermet Corp...........................      138,600     1,810,463
Mark IV Industries, Inc.................       14,400       187,200
Mascotech, Inc..........................       15,500       265,437
Meritor Automotive......................       47,800     1,012,763
Wynn's International Inc................      106,700     2,360,737
                                                       ------------
                                                          7,860,607
                                                       ------------
AUTOMOBILES: 0.09%
Monaco Coach Corp.......................       16,350       433,275
                                                       ------------
BANKS - REGIONAL: 1.13%
Bancorpsouth Inc........................          700        12,644
Bancwest Corp...........................        5,000       240,000
BHI Corp................................       11,600       356,700
Cullen/Frost Bankers, Inc...............        2,400       131,700
CVB Financial Corp......................        2,066        46,481
Flagstar Bancorp Inc....................       40,600     1,060,675
GBC Bancorp.............................       12,600       324,450
Imperial Bancorp........................        9,897       164,538
NBT Bancorp Inc.........................        8,610       201,259
Pacific Century Financial Corp..........       25,900       631,313
Republic Bancorp Inc....................       73,600     1,002,800
Sterling Bancorp........................       32,930       751,216
Trust Company of New Jersey.............       18,000       441,000
                                                       ------------
                                                          5,364,776
                                                       ------------
BEVERAGES: 0.65%
Adolph Coors Co., Class B...............       20,600     1,162,612
Canandaigua Brands, Class A.............       28,500     1,647,656
Robert Mondavi Corp.....................        7,400       302,475
                                                       ------------
                                                          3,112,743
                                                       ------------
BIOTECHNOLOGY: 0.01%
Regeneron Pharmaceuticals, Inc..........        7,800        57,525
                                                       ------------
BUILDING MATERIALS: 1.01%
Mestek, Inc.............................       44,200       884,000

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
NCI Building Systems Inc................       77,800  $  2,188,125
Nortek Inc..............................       40,500     1,118,812
Premdor Inc.............................       21,400       212,662
Simpson Manufacturing Co., Inc..........       10,800       404,325
                                                       ------------
                                                          4,807,924
                                                       ------------
CHEMICALS - SPECIALTY: 1.51%
A. Schulman, Inc........................       21,000       476,438
Albemarle Corp..........................       20,900       496,375
Cambrex Corp............................       37,300       895,200
Ethyl Corp..............................      128,300       745,744
Foamex International, Inc...............       31,900       394,763
International Specialty Products Inc....       47,000       637,438
Mine Safety Appliances Co...............       15,900     1,128,900
Minerals Technologies Inc...............        3,700       151,469
Spartech Corp...........................      100,600     2,213,200
Velcro Industries N.V...................          200        29,800
                                                       ------------
                                                          7,169,327
                                                       ------------
COMMUNICATION EQUIPMENT: 0.25%
Cable Design Technologies Corp..........       32,900       608,650
Plantronics, Inc........................        1,500       129,000
Tekelec.................................       25,900       428,969
                                                       ------------
                                                          1,166,619
                                                       ------------
COMPUTER HARDWARE: 0.78%
Comdisco, Inc...........................       16,650       280,969
Cybex Computer Products Corp............        6,900       202,688
Pinnacle Systems, Inc...................       31,100     1,111,825
Telxon Corp.............................       66,600       924,075
Xircom Inc..............................       35,600     1,210,400
                                                       ------------
                                                          3,729,957
                                                       ------------
COMPUTER SERVICES: 0.70%
Affiliated Computer Services, Inc.,
  Class A...............................       15,400       693,000
Ciber, Inc..............................       41,700     1,164,994
Computer Horizons Corp..................       27,500       732,187
Computer Task Group, Inc................       12,600       341,775
National Computer Systems, Inc..........        5,800       214,600
National Data Corp......................        4,200       204,487
                                                       ------------
                                                          3,351,043
                                                       ------------
COMPUTER SOFTWARE: 2.54%
American Management Systems.............        2,000        80,000
Avant Corp..............................      233,300     3,732,800
CBT Group Plc ADR.......................        2,000        29,750
Check Point Software Technology Corp....       19,000       870,437
Cognos Inc..............................        2,900        72,500
Mapics Inc..............................      104,700     1,727,550
Mercury Interactive Corp................       13,900       879,175
New Dimension Software Ltd..............       34,900     1,679,562
Platinum Software Corp..................        8,100       103,781
Progress Software Corp..................       61,000     2,058,750
Software AG Systems Inc.................       12,400       224,750
Symantec Corp...........................       28,000       609,000
                                                       ------------
                                                         12,068,055
                                                       ------------
COMPUTERS - NETWORKING: 0.63%
Scitex Corp. Ltd........................       12,700       149,225
Transwitch Corp.........................       73,500     2,861,906
                                                       ------------
                                                          3,011,131
                                                       ------------
CONSTRUCTION - CEMENT AND AGGREGATES:
  2.65%
Calmat Co...............................        9,600       296,400
Centex Construction Products Inc........       89,944     3,653,975
Elcor Corp..............................       18,000       581,625
Florida Rock Industries, Inc............       61,700     1,912,700

                                                                              21

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
CONSTRUCTION - CEMENT AND AGGREGATES: (continued)
Lone Star Industries, Inc...............      135,800  $  4,999,137
Southdown, Inc..........................       19,552     1,157,234
                                                       ------------
                                                         12,601,071
                                                       ------------
CONSUMER - JEWELRY, NOVELTY AND GIFTS:
  0.09%
Fossil, Inc.............................       15,200       437,000
                                                       ------------
CONSUMER FINANCE: 1.98%
AmeriCredit Corp........................      184,900     2,553,931
Cash America International Inc..........        2,000        30,375
Doral Financial Corp....................      174,400     3,858,600
Fund American Enterprises Holdings,
  Inc...................................        1,500       210,094
Greyhound Lines Inc.....................       86,100       511,219
Healthcare Financial Partners Inc.......        6,700       267,162
PMI Group, Inc..........................       40,600     2,004,625
                                                       ------------
                                                          9,436,006
                                                       ------------
CONTAINERS - METAL AND GLASS: 0.25%
Ball Corp...............................       26,100     1,194,075
                                                       ------------
CONTAINERS AND PACKAGES - PAPER: 0.17%
Greif Brothers Corp., Class A...........       16,300       475,757
Shorewood Packaging Corp................       17,100       350,550
                                                       ------------
                                                            826,307
                                                       ------------
DISTRIBUTORS - FOOD AND HEALTH: 1.10%
Aviation Sales Co.......................       34,500     1,401,562
Handleman Co............................       32,900       462,656
Owens & Minor Inc.......................       22,700       357,525
United Stationers Inc...................      116,000     3,016,000
                                                       ------------
                                                          5,237,743
                                                       ------------
DRUGS: 0.40%
Barr Laboratories Inc...................        3,500       168,000
Liposome Co., Inc. .....................       41,400       639,112
Roberts Pharmaceutical Corp.............       49,700     1,080,975
                                                       ------------
                                                          1,888,087
                                                       ------------
ELECTRIC UTILITIES: 2.90%
BEC Energy Holding Co...................       67,100     2,763,681
El Paso Electric Co.....................       68,500       599,375
Empire District Electric Co.............       41,600     1,029,600
Hawaiian Electric Industries Inc........        1,700        68,425
IdaCorp Inc.............................       18,600       673,088
IPALCO Enterprises, Inc.................        8,000       443,500
Midamerican Energy Holding Co...........        5,400       145,125
Minnesota Power & Light Co..............       52,500     2,310,000
Nevada Power Co.........................       19,900       517,400
Public Service Co. of New Mexico........       67,900     1,387,706
Rochester Gas & Electric Corp...........       43,400     1,356,250
Sierra Pacific Resources................       41,900     1,592,200
SIGCORP, Inc............................       25,300       902,894
TNP Enterprises, Inc....................          200         7,587
                                                       ------------
                                                         13,796,831
                                                       ------------
ELECTRICAL EQUIPMENT: 1.68%
Alpine Group, Inc.......................        9,000       135,000
Genlyte Group, Inc......................       91,500     1,715,625
Juno Lighting, Inc......................       30,900       722,288
Kuhlman Corp............................       27,300     1,033,987
SLI Inc.................................       40,800     1,132,200
Superior Telecom Inc....................       44,000     2,079,000
Technitrol Inc..........................       25,000       796,875
Watsco, Inc.............................       21,400       358,450
                                                       ------------
                                                          7,973,425
                                                       ------------

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
ELECTRONICS - COMPONENT DISTRIBUTOR:
  0.40%
CHS Electronics, Inc....................       49,400  $    836,712
InaCom Corp.............................       34,700       516,163
Safeguard Scientifics, Inc..............       19,700       540,519
                                                       ------------
                                                          1,893,394
                                                       ------------
ELECTRONICS AND INSTRUMENTATION: 0.21%
GenRad, Inc.............................       16,800       264,600
MTS Systems Corp........................       54,300       733,050
                                                       ------------
                                                            997,650
                                                       ------------
ENGINEERING AND CONSTRUCTION: 1.07%
Dycom Industries Inc....................       69,800     3,987,325
Jacobs Engineering Group Inc............        6,000       244,500
McDermott International, Inc............       34,200       844,313
                                                       ------------
                                                          5,076,138
                                                       ------------
FINANCIAL - DIVERSIFIED: 3.98%
Apartment Investment & Management Co.,
  Class A...............................       19,300       717,719
Avis Rent A Car Inc.....................       32,900       795,769
Bradley Real Estate, Inc................       45,300       928,650
Brandywine Realty Trust.................       41,800       747,175
BRE Properties Inc......................        1,600        39,600
Camden Property Trust...................       10,800       280,800
Carramerica Realty Corp.................       12,100       290,400
Catellus Development Corp...............       40,600       581,088
CBL & Associates Properties, Inc........       84,500     2,181,156
Cousins Properties Inc..................        5,800       187,050
Developers Diversified Realty Corp......        2,000        35,500
Electro Rent Corp.......................      150,250     2,422,781
Equity Inns Inc.........................       27,800       267,575
Essex Property Trust, Inc...............       15,200       452,200
FelCor Lodging Trust....................        1,411        32,541
First Industrial Realty Trust Inc.......       12,400       332,475
Franchise Finance Corp. of America......        1,700        40,800
General Growth Properties, Inc..........        9,700       367,388
Health Care Reit, Inc...................       16,100       416,587
Healthcare Realty Trust Inc.............        2,000        44,625
Highwoods Properties, Inc...............       14,100       363,075
Hospitality Properties Trust............        4,300       103,738
Innkeepers USA Trust....................       94,900     1,121,006
Irvine Apartment Communities, Inc.......        8,400       267,750
Liberty Financial Companies, Inc........       33,650       908,550
Liberty Property Trust..................       34,600       852,025
Macerich Co.............................        1,600        41,000
McGrath Rentcorp........................       19,200       422,400
MGI Properties..........................        7,800       217,913
Pacific Gulf Properties Inc.............        4,200        84,263
Pan Pacific Retail Properties Inc.......       46,000       917,125
Prentiss Properties Trust...............       22,400       499,800
Price Enterprises Inc...................      132,000       701,250
Reckson Associates Realty Corp..........        9,900       219,656
Rental Service Corp.....................       24,600       385,912
United Rentals Inc......................          785        26,003
XTRA Corp...............................       16,100       666,138
                                                       ------------
                                                         18,959,483
                                                       ------------
FOODS: 1.87%
Earthgrains Co..........................      111,400     3,446,438
Fresh Del Monte Produce Inc.............       23,800       516,163
Pilgrim's Pride Corp....................      210,500     4,196,844
Smithfield Foods, Inc...................       18,900       640,237
Universal Foods Corp....................        3,900       107,006
                                                       ------------
                                                          8,906,688
                                                       ------------
FOOTWEAR: 0.09%
Stride Rite Corp........................       34,000       297,500

22
                            ZWEIG APPRECIATION FUND
          STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998 (CONTINUED)

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
FOOTWEAR: (continued)
Timberland Co., Class A.................        1,900  $     86,569
Weyco Group, Inc........................        2,400        60,900
                                                       ------------
                                                            444,969
                                                       ------------
GOLD AND PRECIOUS METAL MINING: 0.17%
Stillwater Mining Co....................       19,500       799,500
                                                       ------------
HEALTH CARE - DIVERSIFIED: 0.15%
Medicis Pharmaceutical Corp., Class A...       12,300       733,388
                                                       ------------
HEALTH CARE - MEDICAL PRODUCTS AND
  SUPPLIES: 1.23%
Amerisource Health Corp., Class A.......        2,400       156,000
Cooper Companies, Inc...................       95,100     1,967,381
Hanger Orthopedic Group, Inc............       10,200       229,500
VISX, Inc...............................       39,900     3,488,756
                                                       ------------
                                                          5,841,637
                                                       ------------
HOMEBUILDING: 3.53%
Castle & Cooke Inc......................       18,400       271,400
Centex Corp.............................       23,000     1,036,437
Champion Enterprises Inc................       31,000       848,625
Crossmann Communities, Inc..............        6,800       187,850
D.R. Horton Inc.........................      118,250     2,719,750
Del Webb Corp...........................       45,600     1,256,850
Fleetwood Enterprises, Inc..............       15,700       545,575
Kaufman & Broad Home Corp...............       72,600     2,087,250
Lennar Corp.............................       15,003       378,826
M.D.C. Holdings, Inc....................       22,600       483,075
NVR, Inc................................       11,500       548,406
Palm Harbor Homes, Inc..................       16,200       408,038
Pulte Corp..............................       74,200     2,063,688
Ryland Group, Inc. .....................       27,500       794,062
Standard Pacific Corp...................       90,900     1,283,963
Toll Brothers Inc.......................       54,700     1,234,169
U.S. Home Corp..........................       19,829       659,314
                                                       ------------
                                                         16,807,278
                                                       ------------
HOSPITALS AND MANAGED CARE: 0.44%
Ameripath, Inc..........................       55,100       492,456
TLC, The Laser Center Inc...............        3,000        61,500
Trigon Healthcare Inc...................       25,700       958,931
Universal Health Services, Inc., Class
  B.....................................       10,700       555,062
                                                       ------------
                                                          2,067,949
                                                       ------------
HOTELS AND GAMING: 0.17%
Anchor Gaming...........................        4,600       259,325
Harveys Casino Resorts..................        5,800       160,587
Sun International Hotels Ltd............        8,200       372,587
                                                       ------------
                                                            792,499
                                                       ------------
HOUSEHOLD FURNISHINGS: 1.78%
Department 56 Inc.......................        4,800       180,300
Ethan Allen Interiors Inc...............       78,100     3,202,100
Furniture Brands International, Inc.....       59,800     1,629,550
Helen of Troy Ltd.......................        7,500       110,156
Interface Inc...........................       59,400       551,306
La-Z-Boy Inc............................       18,700       333,094
Mohawk Industries Inc...................       25,300     1,064,181
Oneida Ltd..............................       72,550     1,074,647
O'Sullivan Industries Holdings, Inc.....        7,100        74,550
Pillowtex Corp..........................        8,600       230,050
                                                       ------------
                                                          8,449,934
                                                       ------------
HOUSEWARES AND HOUSEHOLD PRODUCTS: 0.11%
First Brands Corp.......................       13,500       532,406
                                                       ------------

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
INSURANCE - LIFE AND HEALTH: 1.46%
American Annuity Group, Inc.............       84,600  $  1,945,800
Delphi Financial Group, Inc., Class A...       34,441     1,806,000
FBL Financial Group Inc., Class A.......       18,400       446,200
National Western Life Insurance Co.,
  Class A ..............................        6,400       752,000
Presidential Life Corp..................       97,400     1,935,825
Reinsurance Group America Inc...........        1,100        77,000
                                                       ------------
                                                          6,962,825
                                                       ------------
INSURANCE - PROPERTY AND CASUALTY: 4.59%
Alfa Corp...............................       31,700       768,725
Alleghany Corp..........................        7,100     1,333,912
Amerin Corp.............................       85,900     2,029,388
Chartwell Re Corp.......................       10,200       242,250
CMAC Investment Corp....................       67,900     3,119,156
Commerce Group Inc......................        8,200       290,588
Enhance Financial Services Group Inc....       46,200     1,386,000
Fidelity National Financial, Inc........       39,710     1,211,155
Financial Security Assurance Holdings
  Ltd...................................       34,300     1,860,775
First American Financial Corp. .........       43,750     1,405,469
Foremost Corp. of America...............        6,600       138,600
Fremont General Corp....................       97,400     2,410,650
HCC Insurance Holdings, Inc.............        1,900        33,487
LandAmerica Financial Group, Inc........       18,000     1,004,625
Medical Assurance Inc...................       13,126       433,988
NAC Re Corp.............................       14,200       666,512
NYMAGIC, Inc............................       17,600       365,200
Reliance Group Holdings, Inc............       55,200       710,700
Renaissance Re Holdings Ltd.............       10,100       369,912
RLI Corp................................       22,700       754,775
State Auto Financial Corp...............       11,000       136,125
Stewart Information Services Corp.......       16,500       957,000
United Fire & Casualty Co...............        5,500       184,937
                                                       ------------
                                                         21,813,929
                                                       ------------
INSURANCE BROKERS: 0.17%
E.W. Blanch Holdings Inc................        6,700       317,831
Hooper Holmes Inc.......................       16,300       472,700
                                                       ------------
                                                            790,531
                                                       ------------
INVESTMENT BANKING AND BROKERAGE: 1.09%
Investment Technology Group, Inc........        6,700       415,819
Jefferies Group, Inc....................       69,800     3,463,825
Legg Mason, Inc.........................       10,600       334,562
Morgan Keegan, Inc......................        8,400       158,025
Raymond James Financial Corp............       24,617       520,034
Southwest Securities Group Inc..........       14,668       295,193
                                                       ------------
                                                          5,187,458
                                                       ------------
IRON AND STEEL: 0.40%
AK Steel Holding Corp...................       41,300       970,550
Bethlehem Steel Corp....................        3,800        31,825
Roanoke Electric Steel Corp.............       61,300       900,344
                                                       ------------
                                                          1,902,719
                                                       ------------
LEISURE TIME - PRODUCTS: 1.65%
Acclaim Entertainment Inc...............       85,000     1,041,250
Action Performance Cos. Inc.............       95,100     3,364,163
Coachmen Industries, Inc................       12,000       315,000
GTECH Holdings Corp.....................        9,100       233,187
National R.V. Holdings, Inc.............       43,200     1,112,400
Polaris Industries Inc..................       20,700       811,181
Score Board Inc.........................          786            25
Thor Industries Inc.....................       14,100       359,550
Winnebago Industries, Inc...............       40,200       608,025
                                                       ------------
                                                          7,844,781
                                                       ------------

                                                                              23

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
MACHINERY: 5.53%
Ampco-Pittsburgh Corp...................       60,900  $    662,287
Applied Power Inc., Class A.............       75,100     2,835,025
Avondale Industries, Inc................      121,000     3,509,000
Gardner Denver Machinery, Inc...........      154,700     2,281,825
Gleason Corp............................       85,000     1,540,625
Kaydon Corp.............................       19,600       785,225
Manitowoc Company, Inc..................       18,250       809,844
Metals USA Corp.........................      101,600       990,600
Met-Pro Corp............................       12,700       158,750
MotivePower Industries Inc..............       97,300     3,131,844
Mueller Industries, Inc.................       99,100     2,012,969
NACCO Industries Inc., Class A..........        4,800       441,600
RTI International Metals, Inc...........       81,400     1,139,600
Specialty Equipment Companies Inc.......       74,700     2,021,569
Tecumseh Products Co., Class A..........       35,600     1,659,850
Tower Automotive Inc....................       75,800     1,890,262
Varlen Corp.............................       19,200       442,800
                                                       ------------
                                                         26,313,675
                                                       ------------
MANUFACTURING - DIVERSIFIED: 2.86%
Barnes Group Inc........................       89,900     2,618,338
Carlisle Companies Inc..................       20,500     1,058,313
Myers Industries, Inc...................       15,300       438,926
Pentair Inc.............................        2,200        87,587
Premark International Inc...............          100         3,463
Thomas Industries Inc...................       57,190     1,122,354
Tredegar Industries Inc.................      157,900     3,552,750
Trinity Industries, Inc.................       97,500     3,753,750
United Dominion Industries Ltd..........       34,900       711,087
Valhi, Inc..............................       22,300       253,662
                                                       ------------
                                                         13,600,230
                                                       ------------
MANUFACTURING - SPECIALIZED: 2.90%
AptarGroup Inc..........................       64,800     1,818,450
Astec Industries, Inc...................       14,400       801,000
Briggs & Stratton Corp..................        8,400       418,950
CTS Corp................................       80,300     3,493,050
Dionex Corp.............................       15,800       578,675
Reliance Steel & Aluminum Co............       40,500     1,118,813
Robbins & Myers, Inc....................       19,700       435,862
SPS Technologies Inc....................       61,200     3,465,450
York International Inc..................       41,200     1,681,475
                                                       ------------
                                                         13,811,725
                                                       ------------
METALS AND MINING: 0.05%
Sociedad Quimica Y Minera de Chile S.A.,
  ADR...................................        7,000       235,813
                                                       ------------
NATURAL GAS: 1.15%
AGL Resources Inc.......................       10,300       237,544
Atmos Energy Corp.......................        5,900       190,275
Eastern Enterprises Inc.................        2,400       105,000
Equitable Resources, Inc................       23,200       675,700
MDU Resources Group Inc.................       74,650     1,964,228
National Fuel Gas Co....................       14,800       668,775
Peoples Energy Corp.....................        1,300        51,837
Southwest Gas Corp......................       58,600     1,574,875
                                                       ------------
                                                          5,468,234
                                                       ------------
OFFICE EQUIPMENT AND SUPPLIES: 0.46%
Knoll Inc...............................       24,800       734,700
New England Business Service, Inc.......        1,400        54,775
Polycom Inc.............................       62,000     1,379,500
                                                       ------------
                                                          2,168,975
                                                       ------------
OIL AND GAS - DRILLING AND EQUIPMENT:
  0.62%
Coflexip, ADR...........................       18,900       607,163

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
Helmerich & Payne, Inc..................        5,200  $    100,750
J. Ray McDermott S.A. ADR...............       14,200       347,012
Lufkin Industries, Inc..................        3,700        68,450
Petrofina S.A. ADR......................        8,500        63,750
R & B Falcon Corp.......................       18,290       139,461
RPC Inc.................................      118,700       875,412
Seitel, Inc.............................       18,600       231,337
Tuboscope Vetco International Corp......          700         5,687
Veritas DGC Inc.........................          255         3,315
Zapata Corp.............................       41,600       509,600
                                                       ------------
                                                          2,951,937
                                                       ------------
PAPER AND FOREST PRODUCTS: 0.24%
MacMillan Bloedel Ltd...................       46,700       467,000
Wausau-Mosinee Paper Corp...............       38,408       679,341
                                                       ------------
                                                          1,146,341
                                                       ------------
POWER PRODUCERS - INDEPENDENT: 0.13%
Calenergy Company, Inc..................        2,000        69,375
Calpine Corp............................       21,600       545,400
                                                       ------------
                                                            614,775
                                                       ------------
PUBLISHING: 0.06%
Hollinger International Inc.............        5,600        78,050
Houghton Mifflin Co.....................        4,300       203,175
                                                       ------------
                                                            281,225
                                                       ------------
RAILROADS: 0.53%
Florida East Coast Industries Inc.......       10,200       358,913
GATX Corp...............................       57,100     2,162,663
                                                       ------------
                                                          2,521,576
                                                       ------------
RESTAURANTS: 2.27%
Bob Evans Farms, Inc....................       18,200       474,338
Brinker International Inc...............       61,500     1,775,812
CEC Entertainment Inc...................       18,100       502,275
CKE Restaurants, Inc....................       92,830     2,732,683
Foodmaker, Inc..........................      137,000     3,022,631
Papa John's International, Inc..........        9,700       428,012
Ruby Tuesday, Inc.......................       37,300       792,625
Ryan's Family Steak Houses, Inc.........       87,000     1,076,625
                                                       ------------
                                                         10,805,001
                                                       ------------
RETAIL: 0.58%
Ames Department Stores, Inc.............       57,800     1,560,600
Neiman Marcus Group.....................        2,900        72,319
Ross Stores, Inc........................       25,300       996,188
Shopko Stores Inc.......................        4,400       146,300
                                                       ------------
                                                          2,775,407
                                                       ------------
RETAIL - APPAREL: 1.70%
Ann Taylor Stores Corp..................      132,300     5,217,581
Buckle Inc..............................       37,000       888,000
Cato Corp., Class A.....................       73,100       719,578
Pacific Sunwear of California, Inc......       76,900     1,259,238
                                                       ------------
                                                          8,084,397
                                                       ------------
RETAIL - BUILDING SUPPLIES: 1.46%
Eagle Hardware & Garden Inc.............      175,700     5,710,250
Hughes Supply, Inc......................       41,850     1,224,113
                                                       ------------
                                                          6,934,363
                                                       ------------
RETAIL - COMPUTERS AND ELECTRONICS:
  0.76%
Hollywood Entertainment Corp............       24,800       675,800
Musicland Stores Corp...................       95,800     1,431,012
Trans World Entertainment Corp..........       78,550     1,497,359
                                                       ------------
                                                          3,604,171
                                                       ------------

24
                            ZWEIG APPRECIATION FUND
          STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998 (CONTINUED)

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
RETAIL - DRUG STORES: 0.03%
Longs Drug Stores Corp..................        4,100  $    153,750
                                                       ------------
RETAIL - FOOD CHAINS: 0.20%
Companhia Brasileira ADR................       21,600       334,800
Great Atlantic & Pacific Tea Company,
  Inc...................................       20,000       592,500
                                                       ------------
                                                            927,300
                                                       ------------
RETAIL - HOME SHOPPING: 1.25%
Fingerhut Companies, Inc................       77,000     1,188,688
Insight Enterprises, Inc................       93,600     4,761,900
                                                       ------------
                                                          5,950,588
                                                       ------------
RETAIL - SPECIALTY: 0.53%
Jo-Ann Stores Inc., Class A.............       41,000       661,125
Michaels Stores Inc.....................       23,500       425,203
Zale Corp...............................       44,400     1,431,900
                                                       ------------
                                                          2,518,228
                                                       ------------
SAVINGS AND LOAN COMPANIES: 2.17%
Anchor Bancorp Wisconsin, Inc...........       11,300       271,200
Bank United Corp........................        7,900       310,075
BSB Bancorp, Inc........................       19,200       631,200
Coast Federal Litigation Trust, CPR
  Certificates..........................       14,900        98,713
Downey Financial Corp...................       35,280       897,453
FirstFed Financial Corp.................       92,600     1,655,225
MAF Bancorp Inc.........................       47,325     1,254,112
Ocwen Financial Corp....................       15,600       192,075
Roslyn Bancorp..........................       37,200       799,800
TR Financial Corp.......................      107,300     4,224,938
                                                       ------------
                                                         10,334,791
                                                       ------------
SEMICONDUCTOR EQUIPMENT: 1.57%
Cirrus Logic, Inc.......................       56,200       551,462
Esterline Technologies Corp.............       86,600     1,883,550
Level One Communications Inc............       21,100       749,050
Orbotech Ltd............................       90,300     4,277,962
                                                       ------------
                                                          7,462,024
                                                       ------------
SERVICE - ADVERTISING AND MARKETING:
  0.27%
Advo Inc................................       16,100       424,638
HA-LO Industries, Inc...................       23,200       872,900
                                                       ------------
                                                          1,297,538
                                                       ------------
SERVICE - COMMERCIAL AND CONSUMER: 1.05%
Copart, Inc.............................       16,800       543,900
Ogden Corp..............................       28,800       721,800
Personnel Group of America, Inc.........      114,800     2,009,000
Primark Corp............................          878        23,816
Romac International, Inc................       25,700       571,825
Sylvan Learning Systems, Inc............       11,900       362,950
TeleSpectrum Worldwide, Inc.............       79,200       777,150
                                                       ------------
                                                          5,010,441
                                                       ------------
SERVICE - EMPLOYMENT: 0.91%
Interim Services Inc....................      118,000     2,758,250
Protection One, Inc.....................        1,300        11,131
Veterinary Centers of America...........       77,300     1,541,169
                                                       ------------
                                                          4,310,550
                                                       ------------
SHIPPING: 0.51%
Oglebay Norton Co.......................        3,700        91,575
Sea Containers Ltd., Class A............       18,300       547,856
SEACOR Smit Inc.........................       36,100     1,784,694
                                                       ------------
                                                          2,424,125
                                                       ------------

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
SPECIALTY PRINTING: 1.48%
Big Flower Holdings Inc.................       21,600  $    476,550
Bowne & Co., Inc........................       54,500       974,188
Consolidated Graphics, Inc..............       37,800     2,553,863
Mail-Well, Inc..........................       79,800       912,712
Quebecor Inc., Class A..................       32,000       674,374
Valassis Communications Inc.............        6,600       340,725
World Color Press, Inc..................       36,200     1,101,838
                                                       ------------
                                                          7,034,250
                                                       ------------
TEXTILES - APPAREL AND SPECIALTY: 1.65%
Fruit of The Loom, Inc..................       69,900       965,494
Nautica Enterprises Inc.................       98,300     1,474,500
Oshkosh B'Gosh Inc......................       71,900     1,451,481
Phillips-Van Heusen Corp................      100,600       723,062
Tarrant Apparel Group...................       81,000     3,219,750
                                                       ------------
                                                          7,834,287
                                                       ------------
TRUCKERS: 1.41%
Landstar System, Inc....................       53,400     2,176,050
M S Carriers Inc........................       45,600     1,501,950
Rollins Truck Leasing Corp..............       55,400       817,150
Swift Transportation Co., Inc...........       52,400     1,468,838
USFreightways Corp......................       26,000       757,250
Werner Enterprises, Inc.................           25           442
                                                       ------------
                                                          6,721,680
                                                       ------------
TRUCKS AND PARTS: 0.40%
Navistar International Corp.............       28,900       823,650
Terex Corp..............................       38,400     1,096,800
                                                       ------------
                                                          1,920,450
                                                       ------------
WASTE MANAGEMENT: 0.40%
Aqua Alliance Inc., Class A.............      246,700       508,819
Catalytica Inc..........................       54,300       977,400
Eastern Environmental Services, Inc.....        6,200       183,675
URS Corp................................       10,400       243,100
                                                       ------------
                                                          1,912,994
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $322,640,669)................................   417,273,092
                                                       ------------

                                            PRINCIPAL
                                               AMOUNT
                                          -----------
SHORT-TERM OBLIGATIONS: 6.70%
FEDERAL HOME LOAN MORTGAGE CORP.,
  DISCOUNT NOTES: 4.19%
  5.11%, 1/15/99........................  $20,000,000    19,958,126
                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSN.,
  DISCOUNT NOTES: 2.09%
  5.00%, 2/5/99.........................   10,000,000     9,949,835
                                                       ------------
UNITED STATES TREASURY BILLS: 0.42%
  3.69%, 1/7/99.........................    1,000,000       999,225
  3.70%, 1/14/99........................    1,000,000       998,508
                                                       ------------
                                                          1,997,733
                                                       ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Cost $31,909,693).................................    31,905,694
                                                       ------------

                                            PRINCIPAL         VALUE
                                               AMOUNT      (NOTE 2)
------------------------------------------------------------------
REPURCHASE AGREEMENTS: 5.86%
With Morgan Stanley & Co., Inc., (dated
  12/31/98), 5.00%, due 1/4/99
  (Repurchase proceeds $13,893,714);
  collateralized by: $13,883,034 Federal
  National Mortgage Association Bond,
  7.879%, due 11/1/2024
  (Market value $14,166,635)............  $13,886,000  $ 13,886,000
With Prudential Securities Inc., (dated
  12/31/98), 5.05%, due 1/4/99
  (Repurchase proceeds $14,007,856);
  collateralized by: $10,654,084 of
  various United States Government and
  Agency Obligations, 6.029% - 9.875%,
  due 11/15/2015 - 11/1/2028
  (Market value $14,281,124)............   14,000,000    14,000,000
                                                       ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $27,886,000).................................    27,886,000
                                                       ------------
TOTAL INVESTMENTS
  (Cost $382,436,362)...................   100.26%     477,064,786
Other Assets............................     0.46        2,198,861
                                          -------   --------------
  Total Assets..........................   100.72%     479,263,647
  Total Liabilities (Note 6)............    (0.72)      (3,445,101)
                                          -------   --------------
NET ASSETS (Note 7).....................   100.00%  $  475,818,546
                                          -------   --------------
                                          -------   --------------

------------------------------------------------------------------
CLASS A SHARES
Net asset value ("NAV") and redemption
  price per share
  ($240,899,748/14,858,958 shares)......  $        16.21
                                                  ------
                                                  ------
Maximum public offering price per share
  -
  NAV/(1- maximum sales charge)
  ($16.21/.945).........................  $        17.15
                                                  ------
                                                  ------
CLASS B SHARES
Net asset value and offering price per
  share ($30,370,047/1,896,101
  shares)...............................  $        16.02
                                                  ------
                                                  ------
Redemption price per share..............              **
                                                  ------
                                                  ------
CLASS C SHARES
Net asset value and offering price per
  share ($201,788,737/12,621,580
  shares)...............................  $        15.99
                                                  ------
                                                  ------
Redemption price per share..............              **
                                                  ------
                                                  ------
CLASS I SHARES
Net asset value, offering and redemption
  price per share ($2,760,014/167,991
  shares)...............................  $        16.43
                                                  ------
                                                  ------

------------------------------------------------------------------

*    Non-income producing security.
**   Varies by length of time shares are held. (Note 3b)

For Federal income tax purposes, the tax basis of investments owned at December 31, 1998 was $382,469,655 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation.....................  $100,028,333
Gross unrealized depreciation.....................    (5,433,202)
                                                    ------------
Net unrealized appreciation.......................  $ 94,595,131
                                                    ------------
                                                    ------------

                       See notes to financial statements.

26
                              ZWEIG MANAGED ASSETS
                STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
COMMON STOCKS: 53.78%

                       UNITED STATES: 27.75%
AEROSPACE AND DEFENSE: 0.08%
Northrop Grumman Corp...................        6,000  $    438,750
                                                       ------------
AIRFREIGHT: 0.19%
CNF Transportation Inc..................       29,000     1,089,313
                                                       ------------
AIRLINES: 0.33%
AMR Corp................................        8,000       475,000
UAL Corp................................       25,000     1,492,187
                                                       ------------
                                                          1,967,187
                                                       ------------
APPAREL AND TEXTILES: 0.23%
Spring Industries Inc., Class A.........       33,000     1,367,437
                                                       ------------
AUTOMOBILES: 0.59%
DaimlerChrysler Corp., AG...............        9,810       942,373
General Motors Corp.....................       35,000     2,504,687
                                                       ------------
                                                          3,447,060
                                                       ------------
AUTOMOTIVE PARTS AND EQUIPMENT: 0.13%
Snap-On Inc.............................       22,000       765,875
                                                       ------------
BANKS: 2.20%
Bankers Trust New York Corp.............       21,000     1,794,187
Chase Manhattan Corp....................       30,000     2,041,875
Fleet Financial Group Inc...............       68,000     3,038,750
J.P. Morgan & Company, Inc..............       18,000     1,891,125
PNC Bank Corp...........................       77,000     4,167,625
                                                       ------------
                                                         12,933,562
                                                       ------------
BIOTECHNOLOGY: 0.63%
Amgen Inc...............................       25,000     2,614,063
Biogen Inc..............................       13,000     1,079,000
                                                       ------------
                                                          3,693,063
                                                       ------------
BROADCASTING: 0.45%
Viacom Inc., Class B....................       36,000     2,664,000
                                                       ------------
BUILDING MATERIALS AND PRODUCTS: 0.42%
Owens Corning Inc.......................       30,000     1,063,125
USG Corp................................       28,000     1,426,250
                                                       ------------
                                                          2,489,375
                                                       ------------
CHEMICALS: 0.66%
Dow Chemical Corp.......................       18,000     1,636,875
Ethyl Corp..............................       70,000       406,875
Union Carbide Corp......................       43,000     1,827,500
                                                       ------------
                                                          3,871,250
                                                       ------------
COMPUTER SERVICES: 0.26%
Electronic Data Systems Corp............       24,000     1,206,000
Shared Medical Systems Inc..............        6,000       299,250
                                                       ------------
                                                          1,505,250
                                                       ------------
COMPUTERS AND SOFTWARE: 2.26%
Compaq Computer Corp....................       42,000     1,761,375
Hewlett-Packard Co......................       28,000     1,912,750
International Business Machines Corp....       31,000     5,727,250
Oracle Corp.............................       89,000     3,838,125
                                                       ------------
                                                         13,239,500
                                                       ------------
CONGLOMERATES: 0.21%
ITT Industries Inc......................       11,000       437,250
National Service Industries, Inc........       21,000       798,000
                                                       ------------
                                                          1,235,250
                                                       ------------
CONSUMER PRODUCTS AND SERVICES: 0.45%
Colgate-Palmolive Co....................       20,000     1,857,500
Interpublic Group of Companies, Inc.....        4,000       319,000
Ralston-Purina Group Inc................       14,000       453,250
                                                       ------------
                                                          2,629,750
                                                       ------------

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
ELECTRONICS: 0.86%
Computer Sciences Corp..................       18,000  $  1,159,875
Harris Corp.............................       36,000     1,318,500
Intel Corp..............................       10,000     1,185,625
Litton Industries Inc...................       13,000       848,250
Scientific-Atlanta Inc..................       22,000       501,875
                                                       ------------
                                                          5,014,125
                                                       ------------
ENGINEERING: 0.07%
McDermott International Inc.............       16,000       395,000
                                                       ------------
ENTERTAINMENT: 0.61%
Gaylord Entertainment Inc., Class A.....       48,333     1,456,032
King World Productions Inc..............       73,000     2,148,938
                                                       ------------
                                                          3,604,970
                                                       ------------
FINANCE: 1.28%
Federal National Mortgage Association...       66,000     4,884,000
Household International Corp............       12,599       499,235
Morgan Stanley, Dean Witter, Discover &
  Co....................................       10,000       710,000
TransAmerica Corp.......................       12,000     1,386,000
                                                       ------------
                                                          7,479,235
                                                       ------------
FOOD AND BEVERAGES: 1.20%
Adolph Coors Co., Class B...............        9,000       507,938
Conagra Inc.............................       87,000     2,740,500
IBP Inc.................................       60,000     1,747,500
Kellogg Company, Inc....................       18,000       614,250
Unilever NV, ADR........................       17,000     1,409,938
                                                       ------------
                                                          7,020,126
                                                       ------------
FOREST AND PAPER PRODUCTS: 0.04%
Weyerhauser Co..........................        5,000       254,062
                                                       ------------
HOSPITALS AND HEALTHCARE: 0.30%
Aetna Inc...............................        4,000       314,500
Humana Inc..............................       81,000     1,442,812
                                                       ------------
                                                          1,757,312
                                                       ------------
HOTELS AND GAMING: 0.19%
Harrah's Entertainment Inc..............       41,000       643,188
Marriott International Inc., Class A....       17,000       493,000
                                                       ------------
                                                          1,136,188
                                                       ------------
HOUSEHOLD PRODUCTS: 0.99%
Maytag Corp.............................       42,000     2,614,500
Procter & Gamble Co.....................       21,000     1,917,563
Whirlpool Corp..........................       23,000     1,273,625
                                                       ------------
                                                          5,805,688
                                                       ------------
INDUSTRIAL PRODUCTS, SERVICES AND
  MACHINERY: 0.09%
NACCO Industries Inc., Class A..........        6,000       552,000
                                                       ------------
INSURANCE: 1.09%
AFLAC Inc...............................       31,000     1,364,000
CIGNA Corp..............................       32,000     2,474,000
CNA Financial Corp......................       30,000     1,207,500
Conseco Inc.............................       10,539       322,098
EXEL Limited, Class A...................       14,000     1,050,000
                                                       ------------
                                                          6,417,598
                                                       ------------
INVESTMENT BANKING AND BROKERAGE: 0.08%
Merrill Lynch & Co......................        7,000       467,250
                                                       ------------
INVESTMENT MANAGEMENT: 0.06%
Equitable Companies, Inc................        6,000       347,250
                                                       ------------
MANUFACTURING: 0.69%
Crane Co................................       20,000       603,750
Minnesota Mining & Manufacturing Co.....       20,000     1,422,500
Tenneco Inc.............................       59,000     2,009,687
                                                       ------------
                                                          4,035,937
                                                       ------------

                                                                              27

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
METALS AND MINING: 0.31%
Aluminum Co. of America.................        6,000  $    447,375
Freeport McMoran Copper & Gold Co.,
  Class B...............................       23,000       240,062
Newmont Mining Corp.....................       64,000     1,156,000
                                                       ------------
                                                          1,843,437
                                                       ------------
NATURAL GAS: 0.08%
Consolidated Natural Gas Co.............        9,000       486,000
                                                       ------------
NEWSPAPERS: 0.21%
New York Times Co., Class A.............       35,000     1,214,063
                                                       ------------
OFFICE AUTOMATION AND EQUIPMENT: 0.18%
Xerox Corp..............................        9,000     1,062,000
                                                       ------------
OIL AND GAS: 1.80%
Ashland Inc.............................       66,000     3,192,750
Halliburton Co..........................       11,000       325,875
Phillips Petroleum Co...................       52,000     2,216,500
Sunoco Inc..............................       83,000     2,993,188
Texaco Inc..............................       29,000     1,533,375
Unocal Corp.............................       10,000       291,875
                                                       ------------
                                                         10,553,563
                                                       ------------
PERSONAL CARE PRODUCTS: 0.24%
Alberto-Culver Co., Class B.............       52,000     1,387,750
                                                       ------------
PHARMACEUTICALS: 1.97%
Allergan Inc............................       66,000     4,273,500
Merck & Company, Inc....................       25,000     3,692,188
Pfizer Inc..............................       11,000     1,379,813
Schering-Plough Inc.....................       40,000     2,210,000
                                                       ------------
                                                         11,555,501
                                                       ------------
PRINTING AND PUBLISHING: 0.43%
Knight-Ridder Inc.......................       27,000     1,380,375
McGraw-Hill Companies, Inc..............       11,000     1,120,625
                                                       ------------
                                                          2,501,000
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS: 0.10%
Starwood Hotels & Resorts Inc...........       26,000       589,875
                                                       ------------
RECREATIONAL PRODUCTS: 0.18%
Brunswick Corp..........................       34,000       841,500
Mattel Inc..............................       10,000       228,125
                                                       ------------
                                                          1,069,625
                                                       ------------
RESTAURANTS: 0.26%
Brinker International Inc...............       52,000     1,501,500
                                                       ------------
RETAIL TRADE: 1.56%
Autozone Inc............................       14,000       461,125
Federated Deptartment Stores Inc........       56,000     2,439,500
Kmart Corp..............................       40,000       612,500
Limited Inc.............................       46,000     1,339,750
Sears Roebuck & Co......................       56,000     2,380,000
Supervalu Inc...........................       32,000       896,000
TJX Companies Inc.......................       26,000       754,000
Toys R Us, Inc..........................       16,000       270,000
                                                       ------------
                                                          9,152,875
                                                       ------------
SHOES: 0.07%
Reebok International, Ltd...............       27,000       401,625
                                                       ------------
STEEL: 0.04%
USX-U.S. Steel Group Inc................       10,000       230,000
                                                       ------------
TELECOMMUNICATIONS: 2.43%
Airtouch Communications Corp............       17,000     1,226,125
Ameritech Corp..........................       17,000     1,077,375
AT&T Corp...............................       70,000     5,267,500
Bell Atlantic Corp......................       30,720     1,628,160
Lucent Technologies Inc.................       13,000     1,430,000
MCI WorldCom Inc........................        3,731       267,699

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
United States Cellular Corp.............       38,100  $  1,447,800
U S West Communications Group Inc.......       30,000     1,938,750
                                                       ------------
                                                         14,283,409
                                                       ------------
TOBACCO: 0.56%
Philip Morris Companies Inc.............       61,000     3,263,500
                                                       ------------
TRUCKS AND PARTS: 0.24%
Navistar International Corp.............       50,000     1,425,000
                                                       ------------
UTILITIES: 0.31%
FirstEnergy Corp........................       17,000       553,562
UtiliCorp United Inc....................       35,000     1,284,062
                                                       ------------
                                                          1,837,624
                                                       ------------
WASTE MANAGEMENT: 0.14%
Browning-Ferris Industries Inc..........       29,000       824,688
                                                       ------------
TOTAL UNITED STATES
  (Cost $127,369,433)................................   162,806,398
                                                       ------------

                      FOREIGN STOCKS: 26.03%

                           CANADA: 1.59%
AEROSPACE AND DEFENSE: 0.08%
Bombardier Inc., Class B................       31,600       452,604
                                                       ------------
BANKS: 0.36%
Bank of Montreal........................       15,900       638,691
Canadian Imperial Bank of Commerce......       29,000       717,448
Royal Bank of Canada....................       14,700       732,607
                                                       ------------
                                                          2,088,746
                                                       ------------
BROADCASTING: 0.06%
Thomson Corp............................       16,400       383,307
                                                       ------------
BUSINESS SERVICES: 0.05%
Laidlaw Inc.............................       17,800       179,043
Moore Corp., Ltd........................        8,700        94,873
                                                       ------------
                                                            273,916
                                                       ------------
CONGLOMERATES: 0.16%
Canadian Pacific Ltd....................       24,900       465,254
Imasco Ltd..............................       23,600       502,422
                                                       ------------
                                                            967,676
                                                       ------------
ENERGY: 0.08%
Petro-Canada Inc........................       18,900       199,951
Talisman Energy Inc.....................       15,000       263,184
                                                       ------------
                                                            463,135
                                                       ------------
FOREST AND PAPER PRODUCTS: 0.03%
Abitibi Consolidated Inc................       17,000       157,162
                                                       ------------
METALS AND MINING: 0.24%
Alcan Aluminum Ltd......................       23,400       632,227
Barrick Gold Corp.......................       32,900       638,294
Dofasco Inc.............................       10,200       130,156
                                                       ------------
                                                          1,400,677
                                                       ------------
RETAIL TRADE: 0.08%
Canadian Tire Corp......................       18,400       482,162
                                                       ------------
TELECOMMUNICATIONS: 0.34%
BCE Inc.................................       33,600     1,265,469
Northern Telecom Ltd....................       15,000       748,047
                                                       ------------
                                                          2,013,516
                                                       ------------
UTILITIES: 0.11%
Transalta Corp..........................       25,200       370,781
TransCanada Pipelines Ltd...............       20,400       298,164
                                                       ------------
                                                            668,945
                                                       ------------
TOTAL CANADA.........................................     9,351,846
                                                       ------------

28
                              ZWEIG MANAGED ASSETS
          STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998 (CONTINUED)

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
                          DENMARK: 0.99%
AIRLINES: 0.01%
SAS Danmark AS..........................        6,600  $     74,664
                                                       ------------
BANKS: 0.19%
Den Danske Bank.........................        4,600       617,959
Unidanmark AS, Class A..................        5,200       469,793
                                                       ------------
                                                          1,087,752
                                                       ------------
BUSINESS SERVICES: 0.03%
ISS International Service Systems, Class
  B.....................................        2,700       175,630
                                                       ------------
FOOD AND BEVERAGES: 0.12%
Carlsberg, Class A......................        5,000       290,675
Danisco.................................        8,100       439,076
                                                       ------------
                                                            729,751
                                                       ------------
HOMEBUILDERS: 0.02%
Superfos AS.............................        7,600       112,248
                                                       ------------
HOSPITALS AND HEALTHCARE: 0.16%
Novo-Nordisk AS, Class B................        7,200       950,271
                                                       ------------
HOUSEHOLD PRODUCTS: 0.02%
Bang & Olufsen Holdings.................        2,200       134,119
                                                       ------------
TELECOMMUNICATIONS: 0.28%
GN Store Nord...........................       10,100       357,059
Tele Danmark AS, Class B................        9,400     1,268,694
                                                       ------------
                                                          1,625,753
                                                       ------------
TRANSPORTATION: 0.16%
D/S 1912, Class B.......................           95       664,231
D/S Svendborg, Class B..................           24       243,224
                                                       ------------
                                                            907,455
                                                       ------------
TOTAL DENMARK........................................     5,797,643
                                                       ------------
                           FRANCE: 3.41%
BANKS: 0.17%
Banque Nationale De Paris...............        9,150       753,791
Societe Generale Paris..................        1,350       218,709
                                                       ------------
                                                            972,500
                                                       ------------
BUSINESS SERVICES: 0.35%
Vivendi.................................        7,850     2,037,611
                                                       ------------
CHEMICALS: 0.19%
Air Liquide Co..........................        5,906     1,083,679
                                                       ------------
CONSUMER PRODUCTS AND SERVICES: 0.52%
L'Oreal Co..............................        3,400     2,458,917
Promodes................................          800       582,006
                                                       ------------
                                                          3,040,923
                                                       ------------
ELECTRONICS: 0.22%
Alcatel Alsthom.........................        7,500       918,334
Schneider SA............................        6,250       379,283
                                                       ------------
                                                          1,297,617
                                                       ------------
FOOD AND BEVERAGES: 0.12%
LVMH Moet Hennessy......................        3,550       702,857
                                                       ------------
INSURANCE: 0.55%
AXA UAP.................................       22,300     3,233,504
                                                       ------------
OIL AND GAS: 0.22%
Societe Nationale Elf Aquitaine.........       11,300     1,306,756
                                                       ------------
REAL ESTATE: 0.10%
Simco...................................        6,600       599,012
                                                       ------------
RETAIL TRADE: 0.41%
Carrefour...............................        2,030     1,533,166
Cie De St. Gobain.......................        6,150       868,632
                                                       ------------
                                                          2,401,798
                                                       ------------

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
TELECOMMUNICATIONS: 0.45%
France Telecom SA.......................       33,200  $  2,638,788
                                                       ------------
UTILITIES: 0.11%
Total SA, Class B.......................        6,650       673,785
                                                       ------------
TOTAL FRANCE.........................................    19,988,830
                                                       ------------

                          GERMANY: 3.68%
AUTOMOBILES: 0.60%
DaimlerChrysler AG......................       20,160     2,003,170
Volkswagen AG...........................       19,150     1,529,149
                                                       ------------
                                                          3,532,319
                                                       ------------
BANKS: 0.66%
Bayerische Vereinsbank AG...............       12,500       979,377
Deutsche Bank AG........................       26,200     1,542,333
Dresdner Bank AG........................       32,400     1,361,671
                                                       ------------
                                                          3,883,381
                                                       ------------
CHEMICALS: 0.58%
Bayer AG................................       48,650     2,031,465
Hoechst AG..............................       33,050     1,371,130
                                                       ------------
                                                          3,402,595
                                                       ------------
CONGLOMERATES: 0.13%
Viag AG.................................        1,300       762,548
                                                       ------------
CONSUMER PRODUCTS AND SERVICES: 0.07%
Karstadt AG.............................          750       391,751
                                                       ------------
ELECTRONICS: 0.30%
Siemens AG..............................       26,950     1,739,388
                                                       ------------
INSURANCE: 0.67%
Allianz AG Holding......................       10,750     3,943,474
                                                       ------------
MACHINERY AND EQUIPMENT: 0.33%
Mannesmann AG...........................       16,700     1,932,592
                                                       ------------
TELECOMMUNICATIONS: 0.08%
Deutsche Telekom AG.....................       15,000       493,066
                                                       ------------
UTILITIES: 0.26%
RWE AG..................................       27,700     1,517,546
                                                       ------------
TOTAL GERMANY........................................    21,598,660
                                                       ------------

                           ITALY: 2.22%
APPAREL AND TEXTILES: 0.05%
Benetton Group SPA......................      144,100       291,007
                                                       ------------
AUTOMOBILES: 0.17%
Fiat SPA................................      205,900       716,742
Fiat SPA Priv...........................      147,700       285,289
                                                       ------------
                                                          1,002,031
                                                       ------------
BANKS: 0.46%
Istituto Banc San Paolo SPA.............       55,500       982,812
Mediobanca SPA..........................       34,500       480,171
Un Credito Italiano SPA.................      212,500     1,262,287
                                                       ------------
                                                          2,725,270
                                                       ------------
BROADCASTING: 0.06%
Mediaset SPA............................       44,000       357,563
                                                       ------------
BUILDING MATERIALS AND PRODUCTS: 0.02%
Sirti SPA...............................       22,000       133,019
                                                       ------------
CONGLOMERATES: 0.02%
Snia BPD................................       65,000       102,490
                                                       ------------
ENERGY: 0.30%
Eni SPA.................................      265,000     1,735,658
                                                       ------------
INDUSTRIAL PRODUCTS, SERVICES AND
  MACHINERY: 0.10%
Pirelli SPA.............................      175,000       561,951
                                                       ------------

                                                                              29

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
INSURANCE: 0.50%
Assicurazioni Generali SPA..............       62,000  $  2,594,391
Ras Riun Adriat Di Sicurta SPA..........       23,000       334,063
                                                       ------------
                                                          2,928,454
                                                       ------------
TELECOMMUNICATIONS: 0.49%
Telecom Italia Mobile SPA...............      227,500     1,683,200
Telecom Italia SPA......................      138,888     1,187,622
                                                       ------------
                                                          2,870,822
                                                       ------------
UTILITIES: 0.05%
Edison SPA..............................       27,000       318,722
                                                       ------------
TOTAL ITALY..........................................    13,026,987
                                                       ------------
                           JAPAN: 1.50%
AUTOMOBILES: 0.03%
Honda Motor Co..........................        5,000       164,450
                                                       ------------
BANKS: 0.12%
Sanwa Bank Ltd..........................       10,000        77,216
Sumitomo Bank...........................       28,000       287,943
The Bank of Tokyo-Mitsubishi............       34,000       352,660
                                                       ------------
                                                            717,819
                                                       ------------
CHEMICALS: 0.25%
Kuraray Co., Ltd........................       49,000       541,693
Kyowa Hakko Kogyo.......................       53,000       262,181
Takeda Chemical Industries..............       17,000       655,585
                                                       ------------
                                                          1,459,459
                                                       ------------
ELECTRONICS: 0.05%
Sony Corp...............................        4,100       299,140
                                                       ------------
FINANCE: 0.26%
Acom Co.................................        4,500       289,628
Aiful Corp..............................        5,700       346,649
Hitachi Credit Corp.....................       15,100       336,002
Promise Co., Ltd........................        4,100       213,723
Takefuji Corp...........................        4,800       351,064
                                                       ------------
                                                          1,537,066
                                                       ------------
FOOD AND BEVERAGES: 0.11%
Asahi Breweries Ltd.....................       14,000       206,649
Nichirei Corp...........................       45,000        59,840
Nippon Flour Mills Ltd..................       30,000        83,245
Nippon Soda Co., Ltd....................       19,000        98,032
Nisshin Flour Milling Corp..............       25,000       208,998
                                                       ------------
                                                            656,764
                                                       ------------
FOREST AND PAPER PRODUCTS: 0.03%
Hokuetsu Paper Mills....................       42,000       194,734
                                                       ------------
HOMEBUILDERS: 0.05%
Obayashi Corp...........................       62,000       297,908
Toa Corp................................        1,000         1,844
                                                       ------------
                                                            299,752
                                                       ------------
INDUSTRIAL PRODUCTS, SERVICES AND
  MACHINERY: 0.04%
Fujikura Ltd............................        4,000        21,489
Minebea Co., Ltd........................       17,000       195,018
                                                       ------------
                                                            216,507
                                                       ------------
INSURANCE: 0.05%
Sumitomo Marine & Fire Co...............       43,000       272,943
                                                       ------------
MACHINERY AND EQUIPMENT: 0.05%
Mitsubishi Corp.........................       52,000       299,645
                                                       ------------
MANUFACTURING: 0.06%
NGK Insulators..........................       24,000       310,000
Shinagawa Refractories..................       22,000        67,287
                                                       ------------
                                                            377,287
                                                       ------------

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
METALS AND MINING: 0.11%
Kawasaki Steel Co.......................      410,000  $    614,273
                                                       ------------
PHOTOGRAPHIC PRODUCTS: 0.18%
Canon Inc...............................       18,000       385,372
Fuji Photo Film Ltd.....................       18,000       670,213
                                                       ------------
                                                          1,055,585
                                                       ------------
RAILROADS: 0.05%
Keio Electric Railway Co................       63,000       268,644
                                                       ------------
TOURISM: 0.00%
Toho Zinc...............................        6,000        14,628
                                                       ------------
TRANSPORTATION: 0.03%
Nippon Yusen Kabus Kaish................       51,000       161,410
                                                       ------------
UTILITIES: 0.03%
Osaka Gas Co., Ltd......................        7,000        24,140
Showa Shell Sekiyu......................       25,000       140,736
                                                       ------------
                                                            164,876
                                                       ------------
TOTAL JAPAN..........................................     8,774,982
                                                       ------------

                           MEXICO: 0.60%
BROADCASTING: 0.05%
Grupo Televisa SA.......................       21,000       262,022
                                                       ------------
BUILDING MATERIALS AND PRODUCTS: 0.03%
Cemex SA, Class A.......................       93,000       198,883
                                                       ------------
CONGLOMERATES: 0.06%
Alfa SA, Class A........................       53,000       149,515
Grupo Carso SA..........................       61,000       207,240
                                                       ------------
                                                            356,755
                                                       ------------
FOOD AND BEVERAGES: 0.12%
Grupo Industrial Bimbo SA...............      128,000       225,456
Grupo Modelo SA.........................      232,000       478,544
                                                       ------------
                                                            704,000
                                                       ------------
HOSPITALS AND HEALTHCARE: 0.05%
Kimberly Clark De Mexico SA.............       93,000       293,857
                                                       ------------
METALS AND MINING: 0.02%
Grupo Mexico SA.........................       61,000       143,711
                                                       ------------
RETAIL TRADE: 0.07%
Cifra SA, Class V.......................      329,352       399,618
                                                       ------------
TELECOMMUNICATIONS: 0.20%
Telefonos De Mexico SA..................       67,000       166,992
Telefonos De Mexico SA, Class L.........      413,000     1,000,136
                                                       ------------
                                                          1,167,128
                                                       ------------
TOTAL MEXICO.........................................     3,525,974
                                                       ------------

                        NEW ZEALAND: 1.01%
BUILDING MATERIALS AND PRODUCTS: 0.05%
Fletcher Challenge Building.............      195,300       302,287
                                                       ------------
FOREST AND PAPER PRODUCTS: 0.18%
Carter Holt Harvey......................      904,550       812,327
Fletcher Challenge Paper................      355,400       238,435
                                                       ------------
                                                          1,050,762
                                                       ------------
INSURANCE: 0.10%
AMP Ltd.................................       48,150       598,250
                                                       ------------
NATURAL GAS: 0.04%
Natural Gas Corp. Holdings..............      223,600       244,507
                                                       ------------
NEWSPAPERS: 0.05%
Independent News Ltd....................       65,150       258,466
                                                       ------------
TELECOMMUNICATIONS: 0.46%
Telecom Corp. of New Zealand............      620,800     2,705,547
                                                       ------------

30
                              ZWEIG MANAGED ASSETS
          STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998 (CONTINUED)

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
TOBACCO: 0.13%
Lion Nathan Ltd.........................      296,350  $    756,139
                                                       ------------
TOTAL NEW ZEALAND....................................     5,915,958
                                                       ------------
                         SINGAPORE: 1.14%
AIRLINES: 0.16%
Singapore Airlines......................      133,000       975,333
                                                       ------------
BANKS: 0.33%
Development Bank Singapore..............       96,000       866,909
Overseas Chinese Banking Corp...........      158,000     1,072,485
                                                       ------------
                                                          1,939,394
                                                       ------------
CONGLOMERATES: 0.08%
Natsteel Ltd............................      120,000       131,636
Singapore Technologies Eng Ltd..........      371,000       346,267
                                                       ------------
                                                            477,903
                                                       ------------
ELECTRONICS: 0.03%
Creative Technology Ltd.................       10,600       149,685
                                                       ------------
ENGINEERING: 0.04%
Sembcorp Industries Ltd.................      214,000       243,830
                                                       ------------
FOOD AND BEVERAGES: 0.03%
Fraser & Neave Corp.....................       54,000       157,745
                                                       ------------
HOTELS AND GAMING: 0.01%
Hotel Properties........................      129,000        54,727
                                                       ------------
PRINTING AND PUBLISHING: 0.10%
Singapore Press Holdings Co.............       53,100       563,182
                                                       ------------
REAL ESTATE: 0.19%
City Developments.......................      161,000       697,667
DBS Land................................      222,000       326,946
United Industrial Corp..................      287,000       114,800
                                                       ------------
                                                          1,139,413
                                                       ------------
TELECOMMUNICATIONS: 0.17%
Singapore Telecommunications Ltd........      665,000     1,015,636
                                                       ------------
TOTAL SINGAPORE......................................     6,716,848
                                                       ------------
                           SPAIN: 4.47%
BANKS: 1.67%
Argentaria SA...........................       74,400     1,929,629
Banco Bilbao Vizcaya SA.................      213,300     3,349,381
Banco Central Hispano SA................      112,800     1,341,383
Banco De Santander SA...................      102,600     2,041,926
Banco Espanol Credito SA................       85,100     1,123,091
                                                       ------------
                                                          9,785,410
                                                       ------------
BUSINESS SERVICES: 0.08%
Autopistas Cesa Co., SA.................       28,400       473,014
                                                       ------------
ENERGY: 0.28%
Repsol Petroleo SA......................       31,300     1,672,183
                                                       ------------
ENGINEERING: 0.10%
Dragados & Construcciones SA............       15,100       557,343
                                                       ------------
FINANCE: 0.08%
Corporacion Financiera SA...............        2,900       485,054
                                                       ------------
HOMEBUILDERS: 0.13%
Fomento De Construcion SA...............       10,400       774,336
                                                       ------------
INSURANCE: 0.04%
Mapfre SA...............................        8,400       228,236
                                                       ------------
RETAIL TRADE: 0.12%
Centros Com. Pryca SA...................       23,100       717,312
                                                       ------------
STEEL: 0.04%
Acerinox SA.............................       10,000       233,246
                                                       ------------

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
TELECOMMUNICATIONS: 0.70%
Telefonica De Espana SA.................       90,800  $  4,043,513
Telefonica De Espana SA, Rights.........       90,800        80,742
                                                       ------------
                                                          4,124,255
                                                       ------------
TOBACCO: 0.09%
Tabacalera SA, Class A..................       20,500       517,941
                                                       ------------
UTILITIES: 1.14%
Endesa SA...............................      108,000     2,865,862
General De Aguas D'Barcelona SA.........        6,800       455,907
Iberdrola I SA..........................      130,300     2,441,477
Sevillana De Electricidad SA............       28,300       394,455
Union Electrica Fenosa SA...............       30,000       519,776
                                                       ------------
                                                          6,677,477
                                                       ------------
TOTAL SPAIN..........................................    26,245,807
                                                       ------------

                           SWEDEN: 1.11%
AUTOMOBILES: 0.10%
Volvo AB, Class A.......................        8,900       199,283
Volvo AB, Class B.......................       15,800       362,555
                                                       ------------
                                                            561,838
                                                       ------------
BANKS: 0.08%
Svenska Handelsbanken AB, Class A.......       10,900       459,893
                                                       ------------
BUILDING MATERIALS AND PRODUCTS: 0.03%
Skanska AB, Class B.....................        6,300       174,875
                                                       ------------
CONSUMER PRODUCTS AND SERVICES: 0.13%
Hennes & Mauritz AB, Class B............        9,400       767,697
                                                       ------------
ELECTRONICS: 0.42%
ABB AB, Class B.........................       16,100       170,816
Electrolux AB, Class B..................       19,500       335,593
Ericsson LM AB, Class B.................       83,800     1,995,287
                                                       ------------
                                                          2,501,696
                                                       ------------
HOSPITALS AND HEALTHCARE: 0.27%
Astra AB, Class A.......................       60,200     1,229,132
Astra AB, Class B.......................       17,700       360,298
                                                       ------------
                                                          1,589,430
                                                       ------------
INSURANCE: 0.07%
Skandia Forsakrings AB..................       26,500       405,389
                                                       ------------
REAL ESTATE: 0.01%
Drott AB, Class B.......................        6,300        57,903
                                                       ------------
TOTAL SWEDEN.........................................     6,518,721
                                                       ------------

                        SWITZERLAND: 1.05%
BANKS: 0.23%
Credit Suisse Group.....................        3,400       532,217
UBS Namen AG............................        2,630       808,052
                                                       ------------
                                                          1,340,269
                                                       ------------
CHEMICALS: 0.02%
Clariant AG.............................          210        98,158
                                                       ------------
CONGLOMERATES: 0.03%
Alusuisse - Lonza Group.................          140       163,087
                                                       ------------
CONSUMER PRODUCTS AND SERVICES: 0.01%
Swatch Group AG.........................          600        89,880
                                                       ------------
FOOD AND BEVERAGES: 0.18%
Nestle SA...............................          485     1,055,806
                                                       ------------
HOSPITALS AND HEALTHCARE: 0.45%
Novartis Inhaber AG.....................          100       196,578
Novartis Namen AG.......................          730     1,435,020
Roche Holding AG........................           84     1,025,002
                                                       ------------
                                                          2,656,600
                                                       ------------

                                                                              31

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
INSURANCE: 0.11%
Schweiz Lebensv & Rentenanst............          150  $    111,394
Schweiz Ruckversiche....................          195       508,406
                                                       ------------
                                                            619,800
                                                       ------------
MACHINERY AND EQUIPMENT: 0.02%
ABB AG Baden............................          120       140,663
                                                       ------------
TOTAL SWITZERLAND....................................     6,164,263
                                                       ------------

                       UNITED KINGDOM: 3.26%
BANKS: 0.53%
Abbey National Plc......................       25,200       539,641
HSBC Holdings...........................       26,200       662,193
HSBC Holdings, Class A..................       17,500       476,664
Lloyds TSB Group Plc....................       50,100       711,070
National Westminster Bank Plc...........       27,650       532,757
Royal Bank of Scotland..................       12,772       205,499
                                                       ------------
                                                          3,127,824
                                                       ------------
BROADCASTING: 0.07%
Reed International Corp.................       48,950       389,727
                                                       ------------
BUILDING MATERIALS AND PRODUCTS: 0.06%
RMC Group Inc...........................        8,500       115,974
Tarmac Plc..............................       71,600       118,539
Wolseley Plc............................       15,400        97,243
                                                       ------------
                                                            331,756
                                                       ------------
BUSINESS SERVICES: 0.04%
Railtrack Group Plc.....................        8,800       230,030
                                                       ------------
CHEMICALS: 0.08%
BOC Group...............................       16,077       235,404
Imperial Chemical Industries Inc........       23,700       204,664
                                                       ------------
                                                            440,068
                                                       ------------
CONGLOMERATES: 0.09%
Hanson Co...............................       10,121        80,033
Siebe Plc...............................       45,200       177,491
TI Group................................       45,500       245,480
                                                       ------------
                                                            503,004
                                                       ------------
CONSUMER PRODUCTS AND SERVICES: 0.45%
BAA Plc.................................       13,400       155,627
Caradon Plc.............................       11,340        19,246
De La Rue Plc...........................        4,600        15,805
Glaxo Holdings Plc......................       50,600     1,735,218
Smithkline Beecham, Class A.............       42,422       595,390
Tomkins Corp............................       31,400       147,857
                                                       ------------
                                                          2,669,143
                                                       ------------
FOOD AND BEVERAGES: 0.37%
Allied Domecq Plc.......................       24,500       222,783
Associated British Foods Plc............       16,200       153,240
BASS Plc................................       19,114       268,900
Cadbury Schweppes Inc...................       40,800       695,161
Unilever Plc............................       62,800       705,847
United Biscuits Corp....................       29,511       117,970
                                                       ------------
                                                          2,163,901
                                                       ------------
INDUSTRIAL PRODUCTS, SERVICES AND
  MACHINERY: 0.01%
Lucasvarity Plc.........................       20,100        67,056
                                                       ------------
INSURANCE: 0.29%
Allied Zurich Plc.......................       25,950       388,386
Prudential Corp.........................       66,600     1,006,757
Royal Insurance Holdings Co.............       35,200       284,938
                                                       ------------
                                                          1,680,081
                                                       ------------
MANUFACTURING: 0.03%
Williams Plc............................       34,628       196,619
                                                       ------------

                                               NUMBER         VALUE
                                            OF SHARES      (NOTE 2)
------------------------------------------------------------------
OIL AND GAS: 0.28%
BP Amoco Plc............................       61,600  $    919,388
Shell Transport & Trading Co., Plc......      120,000       734,775
                                                       ------------
                                                          1,654,163
                                                       ------------
REAL ESTATE: 0.04%
Land Securities Plc.....................       21,400       256,373
                                                       ------------
RETAIL TRADE: 0.37%
Boots Co................................       26,764       454,899
Great Universal Stores Plc..............       15,800       165,492
Kingfisher Plc..........................       31,400       339,601
Marks & Spencer Plc.....................      111,100       758,844
Sears Plc...............................        5,270        22,799
Selfridges Plc..........................        5,270        19,291
Tesco Corp..............................      142,800       409,867
                                                       ------------
                                                          2,170,793
                                                       ------------
TELECOMMUNICATIONS: 0.34%
British Telecommunications Corp.........      109,600     1,649,471
Cable & Wireless Plc....................       30,200       371,596
                                                       ------------
                                                          2,021,067
                                                       ------------
TOBACCO: 0.07%
British American Tobacco Plc............       33,350       296,044
Imperial Tobacco Group Plc..............        8,097        86,898
                                                       ------------
                                                            382,942
                                                       ------------
TOURISM: 0.05%
Ladbroke Group..........................       18,800        75,075
Rank Group Plc..........................       10,000        38,103
Scottish & Newscastle Plc...............       18,200       206,378
                                                       ------------
                                                            319,556
                                                       ------------
UTILITIES: 0.09%
BG Plc..................................       28,900       182,609
National Power Corp.....................       13,500       119,276
Scottish Power Plc......................       19,200       196,632
                                                       ------------
                                                            498,517
                                                       ------------
TOTAL UNITED KINGDOM.................................    19,102,620
                                                       ------------
TOTAL FOREIGN STOCKS
  (Cost $109,246,073)................................   152,729,139
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $236,615,506)................................   315,535,537
                                                       ------------

                                            PRINCIPAL         VALUE
                                               AMOUNT      (NOTE 2)
------------------------------------------------------------------
BONDS: 36.96%
UNITED STATES GOVERNMENT OBLIGATIONS:
  20.62%
UNITED STATES TREASURY BONDS: 3.92%
  10.75%, 5/15/2003.....................  $ 7,000,000     8,640,625
  6.50%, 11/15/2026.....................      700,000       814,844
  6.375%, 8/15/2027.....................   11,800,000    13,573,693
                                                       ------------
                                                         23,029,162
                                                       ------------
UNITED STATES TREASURY NOTES: 16.70%
  6.25%, 8/31/2000......................   10,400,000    10,666,500
  7.50%, 2/15/2005......................    7,100,000     8,129,500
  6.50%, 5/15/2005......................    5,400,000     5,919,750
  6.875%, 5/15/2006.....................   19,900,000    22,499,437
  6.50%, 10/15/2006.....................   22,800,000    25,315,137
  6.625%, 5/15/2007.....................   12,400,000    13,950,000
  3.625%, 1/15/2008 (a).................   11,727,938    11,500,709
                                                       ------------
                                                         97,981,033
                                                       ------------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS
  (Cost $115,595,847)................................   121,010,195
                                                       ------------

32
                              ZWEIG MANAGED ASSETS
          STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998 (CONTINUED)

                                                       PRINCIPAL         VALUE
                                                          AMOUNT      (NOTE 2)
      ------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS: 16.34%
AUSTRALIAN COMMONWEALTH GOVERNMENT
  BONDS: 2.43%
  8.75%, 8/15/2008......................  A$           9,700,000  $  7,629,286
  7.50%, 9/15/2009......................  A$           9,000,000     6,646,122
                                                                  ------------
                                                                    14,275,408
                                                                  ------------
CANADIAN GOVERNMENT BONDS: 1.67%
  7.00%, 12/1/2006......................  C$          13,200,000     9,797,391
                                                                  ------------
DEUTSCHLAND REPUBLIC GOVERNMENT BONDS:
  1.81%
  6.00%, 7/4/2007.......................        DM    15,350,000    10,594,596
                                                                  ------------
FINNISH GOVERNMENT BONDS: 1.06%
  7.25%, 4/18/2006......................       Fim    26,000,000     6,230,803
                                                                  ------------
FRANCE O.A.T. BONDS: 1.90%
  5.50%, 10/25/2007.....................      ff      55,800,000    11,156,604
                                                                  ------------
ITALIAN GOVERNMENT BONDS: 0.92%
  6.75%, 7/1/2007.......................     Lira  7,500,000,000     5,412,561
                                                                  ------------
NETHERLANDS GOVERNMENT BONDS: 1.12%
  5.25%, 7/15/2008......................        NLG   11,200,000     6,570,683
                                                                  ------------
NEW ZEALAND GOVERNMENT BONDS: 1.01%
  7.00%, 7/15/2009......................  NZ$         10,000,000     5,931,992
                                                                  ------------
SPANISH GOVERNMENT BONDS: 1.68%
  6.00%, 1/31/2008......................      Pta  1,220,000,000     9,860,610
                                                                  ------------
UNITED KINGDOM TREASURY BONDS: 2.74%
  8.50%, 7/16/2007......................      L        6,400,000    13,651,914
  7.25%, 12/7/2007......................      L        1,200,000     2,400,998
                                                                  ------------
                                                                    16,052,912
                                                                  ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (Cost $85,654,833 )...........................................    95,883,560
                                                                  ------------
TOTAL BONDS
  (Cost $201,250,680)...........................................   216,893,755
                                                                  ------------

UNITED STATES SHORT-TERM OBLIGATIONS:
  2.04%
FEDERAL HOME LOAN MORTGAGE CORP.,
  DISCOUNT NOTES: 1.70%
  5.14%, 1/20/99........................  $ 5,000,000     4,985,722
  5.11%, 2/3/99.........................    5,000,000     4,975,869
                                                       ------------
                                                          9,961,591
                                                       ------------
UNITED STATES TREASURY BILLS: 0.34%
  3.99%, 1/14/99........................    1,000,000       998,509
  4.36%, 2/11/99........................    1,000,000       995,125
                                                       ------------
                                                          1,993,634
                                                       ------------
TOTAL UNITED STATES SHORT-TERM OBLIGATIONS
  (Cost $11,956,609).................................    11,955,225
                                                       ------------

UNITED STATES REPURCHASE AGREEMENTS:
  5.61%
With Morgan Stanley & Co., Inc. (dated
  12/31/98), 5.00%, due 1/4/99
  (Repurchase proceeds $15,938,850);
  collateralized by: $16,329,604 Federal
  National Mortgage Association Bonds,
  6.161%, due 6/1/2032
  (Market value $16,527,244)............   15,930,000    15,930,000
                                            PRINCIPAL         VALUE
                                               AMOUNT      (NOTE 2)
------------------------------------------------------------------
With Prudential Securities Inc., (dated
  12/31/98), 5.05%, due 1/4/99
  (Repurchase proceeds $17,009,539);
  collateralized by: $13,868,910 various
  United States Government Agency
  Obligations, 7.416% - 9.875%, due
  11/15/2015 - 12/1/2028
  (Market value $17,340,288)............  $17,000,000  $ 17,000,000
                                                       ------------
TOTAL UNITED STATES REPURCHASE AGREEMENTS
  (Cost $32,930,000).................................    32,930,000
                                                       ------------
TOTAL INVESTMENTS
  (Cost $482,752,795)...................    98.39%     577,314,517
Other Assets............................     1.93       11,344,169
                                          -------   --------------
  Total Assets..........................   100.32%     588,658,686
  Total Liabilities (Note 6)............    (0.32)      (1,898,991)
                                          -------   --------------
NET ASSETS (Note 7).....................   100.00%  $  586,759,695
                                          -------   --------------
                                          -------   --------------
CLASS A SHARES
Net asset value ("NAV") and redemption
  price per share
  ($122,084,439/8,609,460 shares).......  $        14.18
                                                  ------
                                                  ------
Maximum public offering price per share
  -
  NAV/(1- Maximum sales charge)
  ($14.18/.945).........................  $        15.01
                                                  ------
                                                  ------
CLASS B SHARES
Net asset value and offering price per
  share ($33,172,414/2,323,439
  shares)...............................  $        14.28
                                                  ------
                                                  ------
Redemption price per share..............              **
                                                  ------
                                                  ------
CLASS C SHARES
Net asset value and offering price per
  share ($429,654,798/30,535,591
  shares)...............................  $        14.07
                                                  ------
                                                  ------
Redemption price per share..............              **
                                                  ------
                                                  ------
CLASS I SHARES
Net asset value, offering and redemption
  price per share ($1,848,044/129,151
  shares)...............................  $        14.31
                                                  ------
                                                  ------

------------------------------------------------------------------

*    Non-income producing security.
**   Varies by length of time shares are held (Note 3b).
(a) Principal amount is adjusted monthly pursuant to the change in the Consumer Price Index.

For Federal income tax purposes, the tax basis of investments owned at December 31, 1998 was $484,642,360 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation.....................  $104,826,929
Gross unrealized depreciation.....................    (9,302,371)
                                                    ------------
Net unrealized appreciation.......................  $ 95,524,558
                                                    ------------
                                                    ------------

                                                                              33

                                                         %NET
INDUSTRY BREAKDOWN - COMMON STOCK                VALUE  ASSETS
-------------------------------------------------------------
Aerospace and Defense...................  $    891,354   0.15%
Airfreight..............................     1,089,313   0.19
Airlines................................     3,017,184   0.51
Apparel and Textiles....................     1,658,444   0.28
Automobiles.............................     8,707,698   1.48
Automotive Parts and Equipment..........       765,875   0.13
Banks...................................    41,061,820   7.00
Biotechnology...........................     3,693,063   0.63
Broadcasting............................     4,056,619   0.69
Building Materials and Products.........     3,630,195   0.62
Business Services.......................     3,190,201   0.54
Chemicals...............................    10,355,209   1.77
Computer Services.......................     1,505,250   0.26
Computers and Software..................    13,239,500   2.26
Conglomerates...........................     4,568,713   0.78
Consumer Products and Services..........     9,589,144   1.63
Electronics.............................    11,001,651   1.88
Energy..................................     3,870,976   0.66
Engineering.............................     1,196,173   0.20
Entertainment...........................     3,604,970   0.61
Finance.................................     9,501,355   1.62
Food and Beverages......................    13,190,950   2.25
Forest and Paper Products...............     1,656,720   0.28
Homebuilders............................     1,186,336   0.20
Hospitals and Healthcare................     7,247,470   1.24
Hotels and Gaming.......................     1,190,915   0.20
Household Products......................     5,939,807   1.01
Industrial Products, Services and
  Machinery.............................     1,397,514   0.24
Insurance...............................    20,327,729   3.46
Investment Banking and Brokerage........       467,250   0.08

                                                         %NET
                                                 VALUE  ASSETS
-------------------------------------------------------------

Investment Management...................  $    347,250   0.06%
Machinery and Equipment.................     2,372,900   0.40
Manufacturing...........................     4,609,843   0.79
Metals and Mining.......................     4,002,098   0.68
Natural Gas.............................       730,507   0.13
Newspapers..............................     1,472,529   0.25
Office Automation and Equipment.........     1,062,000   0.18
Oil and Gas.............................    13,514,482   2.30
Personal Care Products..................     1,387,750   0.24
Pharmaceuticals.........................    11,555,501   1.97
Photographic Products...................     1,055,585   0.18
Printing and Publishing.................     3,064,182   0.52
Railroads...............................       268,644   0.05
Real Estate.............................     2,052,701   0.35
Real Estate Investment Trusts...........       589,875   0.10
Recreational Products...................     1,069,625   0.18
Restaurants.............................     1,501,500   0.26
Retail Trade............................    15,324,558   2.61
Shoes...................................       401,625   0.07
Steel...................................       463,246   0.08
Telecommunications......................    34,958,987   5.96
Tobacco.................................     4,920,522   0.84
Tourism.................................       334,184   0.06
Transportation..........................     1,068,865   0.18
Trucks and Parts........................     1,425,000   0.24
Utilities...............................    12,357,492   2.11
Waste Management........................       824,688   0.14
                                          ------------  -----
                                          $315,535,537  53.78%
                                          ------------  -----
                                          ------------  -----

                       See notes to financial statements.

34
                           ZWEIG GROWTH & INCOME FUND
                STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998

                                               NUMBER        VALUE
                                            OF SHARES     (NOTE 2)
------------------------------------------------------------------
COMMON STOCKS: 85.90%
AEROSPACE AND DEFENSE: 1.57%
AAR Corp................................        2,900  $    69,237
Cordant Technologies Inc................       10,800      405,000
General Dynamics Corp...................        1,300       76,213
Northrop Grumman Corp...................        1,200       87,750
                                                       -----------
                                                           638,200
                                                       -----------
AGRICULTURAL PRODUCTS: 0.35%
Universal Corp..........................        4,100      144,012
                                                       -----------
AIR FREIGHT: 0.21%
CNF Transportation Inc..................        2,300       86,394
                                                       -----------
AIRLINES: 0.90%
Comair Holdings, Inc....................       10,800      364,500
                                                       -----------
ALUMINUM: 0.58%
Alcan Aluminium Ltd.....................        3,300       89,306
Reynolds Metals Co......................        2,800      147,525
                                                       -----------
                                                           236,831
                                                       -----------
AUTO PARTS AND EQUIPMENT: 2.12%
Arvin Industries, Inc...................        9,700      404,369
Borg-Warner Automotive, Inc.............        4,000      223,250
Intermet Corp...........................        7,700      100,581
Mark IV Industries, Inc.................       10,200      132,600
                                                       -----------
                                                           860,800
                                                       -----------
AUTOMOBILES: 1.49%
Ford Motor Co...........................        9,000      528,187
General Motors Corp.....................        1,100       78,719
                                                       -----------
                                                           606,906
                                                       -----------
BANKS - MONEY CENTER: 0.22%
UnionBanCal Corp........................        2,600       88,562
                                                       -----------
BANKS - REGIONAL: 0.29%
Old Kent Financial Corp.................        1,800       83,700
Pacific Century Financial Corp..........        1,500       36,562
                                                       -----------
                                                           120,262
                                                       -----------
BEVERAGES: 1.22%
Adolph Coors Co., Class B...............        4,800      270,900
Anheuser-Busch Companies, Inc...........          500       32,813
Canandaigua Brands, Class A.............        1,500       86,719
Robert Mondavi Corp.....................        2,600      106,275
                                                       -----------
                                                           496,707
                                                       -----------
BIOTECHNOLOGY: 0.26%
Amgen Inc...............................        1,000      104,563
                                                       -----------
BUILDING MATERIALS: 0.77%
Armstrong World Industries Inc..........        1,500       90,469
Masco Corp..............................        2,900       83,375
NCI Building Systems Inc................        4,900      137,813
                                                       -----------
                                                           311,657
                                                       -----------
CHEMICALS: 0.46%
B.F. Goodrich & Co......................        2,100       75,338
IMC Global, Inc.........................        4,300       91,912
Olin Corp...............................          700       19,819
                                                       -----------
                                                           187,069
                                                       -----------
CHEMICALS - SPECIALTY: 0.81%
A. Schulman Inc.........................        9,000      204,188
Ethyl Corp..............................        9,500       55,219
W.R. Grace & Co.........................        4,500       70,594
                                                       -----------
                                                           330,001
                                                       -----------
COMMUNICATION EQUIPMENT: 1.53%
Cable Design Technologies Corp..........          900       16,650
Comverse Technology Inc.................          500       35,500
ECI Telecom Ltd.........................        3,300      117,563
Lucent Technologies Inc.................          900       99,000
Nokia Corp., ADR........................          800       96,350

                                               NUMBER        VALUE
                                            OF SHARES     (NOTE 2)
------------------------------------------------------------------
Tekelec.................................        9,300  $   154,031
Tellabs, Inc............................        1,500      102,844
                                                       -----------
                                                           621,938
                                                       -----------
COMPUTER HARDWARE: 1.60%
Apple Computer, Inc.....................        6,700      274,281
Dell Computer Corp......................        1,400      102,463
EMC Corp................................        1,100       93,500
Lexmark International Group, Inc., Class
  A.....................................          800       80,400
Network Appliance Inc...................        2,200       99,000
                                                       -----------
                                                           649,644
                                                       -----------
COMPUTER SERVICES: 1.04%
Affiliated Computer Services, Inc.,
  Class A...............................        2,000       90,000
Ciber, Inc..............................        4,100      114,544
Computer Horizons Corp..................        2,700       71,888
Computer Task Group, Inc................        3,200       86,800
Keane Inc...............................          400       15,975
Sykes Enterprises Inc...................        1,400       42,700
                                                       -----------
                                                           421,907
                                                       -----------
COMPUTER SOFTWARE: 3.71%
America Online Inc......................          900      144,000
American Management Systems.............        2,700      108,000
Avant Corp..............................        8,400      134,400
BMC Software Inc........................        1,600       71,300
Check Point Software Technology Corp....        2,700      123,694
Citrix Systems, Inc.....................        1,000       97,063
Computer Associates International,
  Inc...................................        1,800       76,725
Compuware Corp..........................        1,300      101,563
HBO & Co................................        3,400       97,537
Legato Systems Inc......................        1,700      112,094
Mercury Interactive Corp................        1,800      113,850
Microsoft Corp..........................          700       97,081
Oracle Corp.............................          900       38,812
Rational Software Corp..................        3,200       84,800
Symantec Corp...........................          800       17,400
VERITAS Software Co.....................        1,500       89,906
                                                       -----------
                                                         1,508,225
                                                       -----------
COMPUTERS - NETWORKING: 0.20%
Adaptec Inc.............................        4,700       82,544
                                                       -----------
CONSTRUCTION - CEMENT AND AGGREGATES:
  1.81%
Lafarge Corp............................       11,700      473,850
Southdown, Inc..........................        1,500       88,781
USG Corp................................        3,400      173,187
                                                       -----------
                                                           735,818
                                                       -----------
CONSUMER FINANCE: 1.36%
AmeriCredit Corp........................       12,600      174,038
Capital One Financial Corp..............          800       92,000
Countrywide Credit Industries, Inc......        2,300      115,431
Healthcare Financial Partners...........        1,800       71,775
Providian Financial Corp................        1,350      101,250
                                                       -----------
                                                           554,494
                                                       -----------
CONTAINERS - METAL AND GLASS: 0.79%
Ball Corp...............................        7,000      320,250
                                                       -----------
CONTAINERS AND PACKAGES - PAPER: 0.09%
Shorewood Packaging Corp................        1,700       34,850
                                                       -----------
DISTRIBUTORS - FOOD AND HEALTH: 1.19%
Bergen Brunswig Corp., Class A..........        2,700       94,163
McKesson Corp...........................        1,100       86,969
Owens & Minor Inc.......................        3,500       55,125
Supervalu Inc...........................        8,800      246,400
                                                       -----------
                                                           482,657
                                                       -----------
DRUGS: 0.20%
Eli Lilly and Co........................          900       79,988
                                                       -----------
ELECTRIC UTILITIES: 12.74%
Allegheny Energy Inc....................        7,200      248,400
Ameren Corp.............................        1,600       68,300
BEC Energy Holding Co...................        6,700      275,956

                                                                              35

                                               NUMBER        VALUE
                                            OF SHARES     (NOTE 2)
------------------------------------------------------------------
ELECTRIC UTILITIES: (continued)
Central & South West Corp...............       11,100  $   304,556
Consolidated Edison Co. of New York,
  Inc...................................        1,100       58,163
DTE Energy Co...........................        4,600      197,225
Energy East Corp........................       10,600      598,900
Entergy Corp............................        6,700      208,537
Florida Progress Corp...................        5,500      246,469
GPU, Inc................................        9,200      406,525
Houston Industries Inc..................        1,748       56,155
IPALCO Enterprises, Inc.................        1,600       88,700
Montana Power Co........................        1,600       90,500
Northern States Power Co................        3,800      105,450
OGE Energy Corp.........................        6,100      176,900
PECO Energy Co..........................        9,300      387,112
PG&E Corp...............................        7,075      222,862
Pinnacle West Capital Corp..............        2,200       93,225
Potomac Electric Power Co...............        3,700       97,356
PP&L Resources, Inc.....................        5,800      161,675
Public Service Co. of New Mexico........       15,100      308,606
Public Service Enterprise Group Inc.....        8,400      336,000
Sierra Pacific Resources................        2,900      110,200
Unicom Corp.............................        3,200      123,400
UtiliCorp United Inc....................        5,600      205,450
                                                       -----------
                                                         5,176,622
                                                       -----------
ELECTRICAL EQUIPMENT: 1.06%
A.O. Smith Corp.........................        8,400      206,325
American Power Conversion Corp..........        1,900       92,031
AMP Inc.................................        1,800       93,712
Sanmina Corp............................          600       37,500
                                                       -----------
                                                           429,568
                                                       -----------
ELECTRONICS - COMPONENT DISTRIBUTOR:
  0.51%
CHS Electronics, Inc....................        5,600       94,850
Flextronics International...............        1,300      111,313
                                                       -----------
                                                           206,163
                                                       -----------
ELECTRONICS AND INSTRUMENTATION: 0.51%
GenRad, Inc.............................        2,100       33,075
Perkin-Elmer Corp.......................          900       87,806
Waters Corp.............................        1,000       87,250
                                                       -----------
                                                           208,131
                                                       -----------
ENGINEERING AND CONSTRUCTION: 0.60%
Fluor Corp..............................        2,000       85,125
Jacobs Engineering Group Inc............        1,500       61,125
McDermott International, Inc............        3,900       96,281
                                                       -----------
                                                           242,531
                                                       -----------
FINANCIAL - DIVERSIFIED: 5.11%
Apartment Investment & Management Co.,
  Class A...............................        2,400       89,250
Avis Rent A Car Inc.....................        3,600       87,075
Carramerica Realty Corp.................        4,200      100,800
Catellus Development Corp...............        1,100       15,744
Duke Realty Investments, Inc............        1,400       32,550
Equity Office Properties Trust..........        8,200      196,800
Federal National Mortgage Association...        1,200       88,800
Federal Home Loan Mortgage Corp.........        1,400       90,212
FelCor Lodging Trust Inc................        4,800      110,700
First Industrial Realty Trust Inc.......        1,800       48,262
General Growth Properties, Inc..........        1,600       60,600
Highwoods Properties, Inc...............        4,500      115,875
Irvine Apartment Communities, Inc.......        2,900       92,437
Liberty Property Trust..................        5,600      137,900
Macerich Co.............................        1,300       33,313
Prentiss Properties Trust...............        8,000      178,500
Prologis Trust..........................        1,700       35,275
Public Storage Inc......................        3,600       97,425
Reckson Associates Realty Corp..........        4,000       88,750
Starwood Hotel & Resorts Trust..........        2,400       54,450
Taubman Centers, Inc....................        2,300       31,625

                                               NUMBER        VALUE
                                            OF SHARES     (NOTE 2)
------------------------------------------------------------------
TrizecHahn Corp.........................        5,800  $   118,900
XTRA Corp...............................        4,100      169,638
                                                       -----------
                                                         2,074,881
                                                       -----------
FOODS: 1.00%
Chiquita Brands International, Inc......        8,500       81,281
Flowers Industries, Inc.................        1,500       35,906
IBP, Inc................................        3,100       90,287
Michael Foods Inc.......................        5,900      177,000
Smithfield Foods, Inc...................          700       23,713
                                                       -----------
                                                           408,187
                                                       -----------
FOOTWEAR: 0.22%
Brown Group, Inc........................        5,000       87,813
                                                       -----------
GOLD AND PRECIOUS METAL MINING: 0.53%
Barrick Gold Corp.......................        3,600       70,200
Placer Dome Inc.........................        4,800       55,200
Stillwater Mining Co....................        2,200       90,200
                                                       -----------
                                                           215,600
                                                       -----------
HEALTH CARE - DIVERSIFIED: 0.59%
Allergan, Inc...........................        1,300       84,175
Mallinckrodt Group Inc..................        2,500       77,031
Medicis Pharmaceutical Corp.............        1,300       77,513
                                                       -----------
                                                           238,719
                                                       -----------
HEALTH CARE - MEDICAL PRODUCTS AND
  SUPPLIES: 0.35%
Medtronic, Inc..........................          500       37,125
VISX, Inc...............................        1,200      104,925
                                                       -----------
                                                           142,050
                                                       -----------
HEALTH CARE - SPECIAL SERVICES: 0.61%
Lincare Holdings Inc....................        2,500      101,406
Total Renal Care Holdings, Inc..........        4,900      144,856
                                                       -----------
                                                           246,262
                                                       -----------
HOMEBUILDING: 2.88%
Centex Corp.............................        7,200      324,450
Del Webb Corp...........................        6,000      165,375
Fleetwood Enterprises, Inc..............        3,700      128,575
Kaufman & Broad Home Corp...............       11,600      333,500
Pulte Corp..............................        3,500       97,344
Ryland Group, Inc.......................        4,200      121,275
                                                       -----------
                                                         1,170,519
                                                       -----------
HOSPITALS AND MANAGED CARE: 0.20%
Pacificare Health Systems, Inc..........        1,000       79,500
                                                       -----------
HOTELS AND GAMING: 0.90%
Extended Stay America Inc...............        5,100       53,550
Prime Hospitality Corp..................        6,000       63,375
Royal Caribbean Cruises Ltd.............        6,700      247,900
                                                       -----------
                                                           364,825
                                                       -----------
HOUSEHOLD FURNISHINGS: 2.67%
Furniture Brands International, Inc.....        9,400      256,150
Interface Inc...........................        7,100       65,897
Maytag Corp.............................        3,100      192,975
Mohawk Industries Inc...................        7,700      323,881
Shaw Industries, Inc....................        4,100       99,425
Springs Industries, Inc., Class A.......        3,500      145,031
                                                       -----------
                                                         1,083,359
                                                       -----------
HOUSEWARES AND HOUSEHOLD PRODUCTS: 0.78%
Blyth Industries, Inc...................        1,800       56,250
First Brands Corp.......................        2,100       82,819
Estee Lauder Companies Inc., Class A....        1,100       94,050
Procter & Gamble Co.....................          900       82,181
                                                       -----------
                                                           315,300
                                                       -----------
INSURANCE - LIFE AND HEALTH: 0.68%
AFLAC Inc...............................        2,100       92,400

36
                           ZWEIG GROWTH & INCOME FUND
          STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998 (CONTINUED)

                                               NUMBER        VALUE
                                            OF SHARES     (NOTE 2)
------------------------------------------------------------------
INSURANCE - LIFE AND HEALTH: (continued)
Conseco Inc.............................        3,200  $    97,800
UNUM Corp...............................        1,500       87,563
                                                       -----------
                                                           277,763
                                                       -----------
INSURANCE - MULTI-LINE: 0.60%
CIGNA Corp..............................        1,100       85,044
Loews Corp..............................        1,600      157,200
                                                       -----------
                                                           242,244
                                                       -----------
INSURANCE - PROPERTY AND CASUALTY: 2.28%
CMAC Investment Corp....................        2,300      105,656
Financial Security Assurance Holdings
  Ltd...................................        4,800      260,400
Fremont General Corp....................        1,000       24,750
Frontier Insurance Group Inc............        7,400       95,275
IPC Holdings Ltd........................          700       16,231
Old Republic International Corp.........        7,850      176,625
PartnerRe Ltd...........................          400       18,300
Progressive Corp........................          600      101,625
TIG Holdings Inc........................        2,300       35,794
Travelers Property Casualty Corp., Class
  A.....................................        2,900       89,900
                                                       -----------
                                                           924,556
                                                       -----------
IRON AND STEEL: 1.47%
AK Steel Holding Corp...................        5,500      129,250
Cleveland-Cliffs Inc....................        4,400      177,375
LTV Corp. ..............................        3,700       21,506
Quanex Corp.............................        5,400      121,838
USX-U.S. Steel Group....................        6,400      147,200
                                                       -----------
                                                           597,169
                                                       -----------
LEISURE TIME - PRODUCTS: 0.68%
Brunswick Corp..........................        2,500       61,875
Coachmen Industries, Inc................        4,400      115,500
Hasbro, Inc.............................        1,000       36,125
Polaris Industries Inc..................        1,600       62,700
                                                       -----------
                                                           276,200
                                                       -----------
MACHINERY: 3.62%
Applied Power Inc., Class A.............        3,200      120,800
Ingersoll-Rand Co.......................        2,550      119,691
Inland Steel Industries, Inc............        3,500       59,062
Manitowoc Company, Inc. ................        4,400      195,250
Milacron Inc............................        9,500      182,875
Tecumseh Products Co., Class A..........        4,800      223,800
Timken Co...............................        7,200      135,900
Tower Automotive Inc....................        7,600      189,525
Varlen Corp.............................       10,562      243,586
                                                       -----------
                                                         1,470,489
                                                       -----------
MANUFACTURING - DIVERSIFIED: 1.92%
Aeroquip-Vickers Inc....................        2,600       77,838
Carlisle Companies Inc..................        1,000       51,625
Crane Co................................        1,100       33,206
Premark International Inc...............        3,300      114,262
Trinity Industries, Inc.................        6,200      238,700
Tyco International Ltd..................        1,300       98,069
United Dominion Industries Ltd..........        3,900       79,462
United Technologies Corp................          800       87,000
                                                       -----------
                                                           780,162
                                                       -----------
MANUFACTURING - SPECIALIZED: 0.67%
Albany International Corp...............        1,800       34,087
Briggs & Stratton Corp..................        1,600       79,800
York International Inc..................        3,900      159,169
                                                       -----------
                                                           273,056
                                                       -----------
NATURAL GAS: 0.34%
Equitable Resources, Inc................        4,800      139,800
                                                       -----------
OFFICE EQUIPMENT AND SUPPLIES: 1.03%
Herman Miller, Inc......................       14,600      392,375
New England Business Service, Inc.......          700       27,387
                                                       -----------
                                                           419,762
                                                       -----------

                                               NUMBER        VALUE
                                            OF SHARES     (NOTE 2)
------------------------------------------------------------------
OIL AND GAS - DRILLING AND EQUIPMENT:
  0.17%
Tidewater Inc...........................        3,000  $    69,562
                                                       -----------
OIL AND GAS - REFINING AND MARKETING:
  0.42%
Ashland Inc.............................        3,500      169,313
                                                       -----------
PAPER AND FOREST PRODUCTS: 0.86%
Boise Cascade Corp......................        2,200       68,200
Bowater Inc.............................        3,500      145,031
Chesapeake Corp.........................        3,400      125,375
P.H. Glatfelter Co......................        1,000       12,375
                                                       -----------
                                                           350,981
                                                       -----------
PUBLISHING: 0.19%
Knight-Ridder, Inc......................        1,500       76,687
                                                       -----------
RAILROADS: 1.04%
Burlington Northern Santa Fe Corp.......        3,100      104,625
Canadian National Railway Co............        1,900       98,563
GATX Corp...............................        5,800      219,675
                                                       -----------
                                                           422,863
                                                       -----------
RESTAURANTS: 0.89%
Bob Evans Farms, Inc....................        8,500      221,531
Brinker International Inc...............        3,200       92,400
CEC Entertainment Inc...................        1,700       47,175
                                                       -----------
                                                           361,106
                                                       -----------
RETAIL: 0.59%
Dollar Tree Stores, Inc.................          800       34,950
Ross Stores, Inc........................        2,900      114,188
Wal-Mart Stores Inc.....................        1,100       89,581
                                                       -----------
                                                           238,719
                                                       -----------
RETAIL - APPAREL: 1.73%
Ann Taylor Stores Corp..................        3,300      130,144
Gap, Inc................................        1,800      101,250
Talbots Inc.............................          500       15,687
TJX Companies, Inc......................       15,700      455,300
                                                       -----------
                                                           702,381
                                                       -----------
RETAIL - BUILDING SUPPLIES: 0.52%
Hughes Supply, Inc......................        3,650      106,762
Lowe's Companies, Inc...................        2,000      102,375
                                                       -----------
                                                           209,137
                                                       -----------
RETAIL - COMPUTERS AND ELECTRONICS:
  0.35%
Best Buy Co., Inc.......................        2,000      122,750
Hollywood Entertainment Corp............          700       19,075
                                                       -----------
                                                           141,825
                                                       -----------
RETAIL - DRUG STORES: 0.08%
Longs Drug Stores Inc...................          900       33,750
                                                       -----------
RETAIL - FOOD CHAINS: 0.19%
Great Atlantic & Pacific Tea Company,
  Inc...................................        2,600       77,025
                                                       -----------
RETAIL - HOME SHOPPING: 0.57%
CDW Computer Centers, Inc...............        1,000       95,938
Micro Warehouse Inc.....................        4,000      135,250
                                                       -----------
                                                           231,188
                                                       -----------
RETAIL - SPECIALTY: 0.09%
Zale Corp...............................        1,200       38,700
                                                       -----------
SAVINGS AND LOAN COMPANIES: 0.64%
BSB Bancorp, Inc........................        1,000       32,875
Greenpoint Financial Corp...............        1,000       35,125
Roslyn Bancorp..........................        8,900      191,350
                                                       -----------
                                                           259,350
                                                       -----------
SEMICONDUCTOR EQUIPMENT: 0.97%
Cirrus Logic, Inc.......................        6,800       66,725
Intel Corp..............................          700       82,994
Jabil Circuit Inc.......................        1,500      111,937
Level One Communications Inc............        3,700      131,350
                                                       -----------
                                                           393,006
                                                       -----------

                                                                              37

                                               NUMBER        VALUE
                                            OF SHARES     (NOTE 2)
------------------------------------------------------------------
SERVICE - ADVERTISING AND MARKETING:
  0.10%
HA-LO Industries, Inc...................        1,100  $    41,387
                                                       -----------
SERVICE - COMMERCIAL AND CONSUMER: 0.45%
Romac International, Inc................        4,300       95,675
Sylvan Learning Systems, Inc............        2,900       88,450
                                                       -----------
                                                           184,125
                                                       -----------
SHIPPING: 0.10%
Alexander & Baldwin, Inc................        1,700       39,525
                                                       -----------
SPECIALTY PRINTING: 1.33%
Banta Corp..............................        2,600       71,175
Bowne & Co., Inc........................       13,600      243,100
Consolidated Graphics, Inc..............        1,400       94,588
Deluxe Corp.............................        2,300       84,094
Harland Corp............................        2,900       45,856
                                                       -----------
                                                           538,813
                                                       -----------
TELECOM - LONG DISTANCE: 0.45%
AT&T Corp...............................        1,300       97,825
Sprint Corp.............................        1,000       84,125
                                                       -----------
                                                           181,950
                                                       -----------
TELEPHONE: 0.70%
Bellsouth Corp..........................        1,800       89,775
Century Telephone Enterprises, Inc......        1,400       94,500
Tele Danmark, ADR.......................        1,500      101,812
                                                       -----------
                                                           286,087
                                                       -----------
TEXTILES - APPAREL AND SPECIALTY: 1.36%
Kellwood Co.............................        7,200      180,000
Quiksilver, Inc.........................        1,100       33,000
Russell Corp............................        4,000       81,250
V.F. Corp...............................        1,700       79,688
Warnaco Group Inc., Class A.............        3,900       98,475
Wellman, Inc............................        7,700       78,444
                                                       -----------
                                                           550,857
                                                       -----------
TOBACCO: 0.51%
RJR Nabisco Holdings Corp...............        7,000      207,813
                                                       -----------
TRUCKERS: 1.09%
J.B. Hunt Transport Services, Inc.......        4,200       96,600
Ryder System, Inc.......................        6,500      169,000
Swift Transportation Co., Inc...........          800       22,425
USFreightways Corp......................        5,300      154,362
                                                       -----------
                                                           442,387
                                                       -----------
TRUCKS AND PARTS: 1.19%
Cummins Engine Company, Inc.............        1,400       49,700
Navistar International Corp.............        7,100      202,350
PACCAR Inc..............................        5,600      230,300
                                                       -----------
                                                           482,350
                                                       -----------
TOTAL COMMON STOCKS
  (Cost $32,351,702).................................   34,890,897
                                                       -----------


                                            PRINCIPAL        VALUE
                                               AMOUNT     (NOTE 2)
------------------------------------------------------------------
SHORT-TERM OBLIGATIONS: 5.41%
FEDERAL HOME LOAN MORTGAGE CORP.,
  DISCOUNT NOTES: 4.92%
  5.11%, 1/15/99........................  $ 2,000,000  $ 1,995,813
                                                       -----------
UNITED STATES TREASURY BILLS: 0.49%
  4.00%, 1/14/99........................      100,000       99,851
  3.80%, 1/21/99........................      100,000       99,758
                                                       -----------
                                                           199,609
                                                       -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Cost $2,195,670)..................................    2,195,422
                                                       -----------

REPURCHASE AGREEMENT: 8.87%
With Morgan Stanley & Co., Inc.,
  (dated 12/31/98), 5.00%, due 1/4/99
  (Repurchase proceeds $3,606,002);
  collateralized by: $3,679,972
  Federal National Mortgage Association,
  Bonds, 7.4610%, due 7/1/2018
  (Market value $3,724,100).............    3,604,000    3,604,000
                                                       -----------
TOTAL REPURCHASE AGREEMENT
  (Cost $3,604,000)..................................    3,604,000
                                                       -----------
TOTAL INVESTMENTS
  (Cost $38,151,372)....................   100.18%      40,690,319
Other Assets............................     0.59          240,109
                                          -------   --------------
  Total Assets..........................   100.77%      40,930,428
  Total Liabilities (Note 6)............    (0.77)        (314,388)
                                          -------   --------------
NET ASSETS (Note 7).....................   100.00%  $   40,616,040
                                          -------   --------------
                                          -------   --------------
CLASS A SHARES
Net asset value ("NAV") and redemption
  price per share ($8,172,367/609,993
  shares)...............................  $        13.40
                                                  ------
                                                  ------
Maximum public offering price per share
  -
  NAV/(1 - maximum sales charge)
  ($13.40/.945).........................  $        14.18
                                                  ------
                                                  ------
CLASS B SHARES
Net asset value and offering price per
  share ($16,416,105/1,226,031
  shares)...............................  $        13.39
                                                  ------
                                                  ------
Redemption price per share..............              **
                                                  ------
                                                  ------
CLASS C SHARES
Net asset value and offering price per
  share ($14,364,138/1,073,977
  shares)...............................  $        13.37
                                                  ------
                                                  ------
Redemption price per share..............              **
                                                  ------
                                                  ------
CLASS I SHARES
Net asset value, offering and redemption
  price per share ($1,663,430/123,810
  shares)...............................  $        13.44
                                                  ------
                                                  ------

------------------------------------------------------------------

*    Non-income producing security.
**   Varies by length of time shares are held. (Note 3b)

For Federal income tax purposes, the tax basis of investments owned at December 31, 1998 was $38,159,274 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation.....................  $ 3,867,664
Gross unrealized depreciation.....................   (1,336,619)
                                                    -----------
Net unrealized appreciation.......................  $ 2,531,045
                                                    -----------
                                                    -----------

                       See notes to financial statements.

38
                           ZWEIG FOREIGN EQUITY FUND
                STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998

                                           NUMBER OF       VALUE
                                              SHARES    (NOTE 2)
----------------------------------------------------------------
COMMON STOCKS: 77.40%

                        AUSTRALIA: 5.49%
BANKS: 1.33%
National Australia Bank Ltd.............       4,543  $   68,548
Westpac Banking Corp....................       6,619      44,334
                                                      ----------
                                                         112,882
                                                      ----------
CONGLOMERATES: 0.90%
Broken Hill Proprietary Ltd.............      10,338      76,212
                                                      ----------
INSURANCE: 0.41%
AMP Ltd.................................       2,728      34,595
                                                      ----------
METALS AND MINING: 0.56%
Rio Tinto Ltd...........................       4,023      47,760
                                                      ----------
NEWSPAPERS: 0.53%
News Corp., Ltd.........................       6,783      44,850
                                                      ----------
REAL ESTATE: 0.44%
Lend Lease Corp., Ltd...................       2,789      37,635
                                                      ----------
RETAIL TRADE: 0.21%
Coles Myer Ltd..........................       3,451      18,098
                                                      ----------
TELECOMMUNICATIONS: 0.86%
Telestra Corp., Ltd.....................      15,495      72,516
                                                      ----------
TRANSPORTATION: 0.25%
Brambles Industries Ltd.................         869      21,187
                                                      ----------
TOTAL AUSTRALIA.....................................     465,735
                                                      ----------
                         AUSTRIA: 1.68%
BANKS: 0.84%
Bank Austria AG.........................       1,400      71,228
                                                      ----------
CONGLOMERATES: 0.38%
Mayr-Melnhof AG.........................         685      32,033
                                                      ----------
HOMEBUILDERS: 0.44%
Universale-Bau AG.......................       1,095      37,284
                                                      ----------
MACHINERY AND EQUIPMENT: 0.02%
Nevia Beteiligungs AG...................         310       2,116
                                                      ----------
TOTAL AUSTRIA.......................................     142,661
                                                      ----------
                         BELGIUM: 3.02%
BANKS: 0.24%
Bancassurance Holdings SA...............         248      19,636
KBC Bankverzekerin......................           8         682
                                                      ----------
                                                          20,318
                                                      ----------
CHEMICALS: 0.46%
Solvay SA, Class A......................         517      38,978
                                                      ----------
ENERGY: 0.17%
Petrofina SA............................          31      14,212
                                                      ----------
INSURANCE: 0.48%
Fortis AG...............................         113      40,952
                                                      ----------
METALS AND MINING: 0.19%
Union Miniere SA........................         431      16,410
                                                      ----------
RETAIL TRADE: 0.58%
Delhaize le Lion SA.....................         560      49,555
                                                      ----------
UTILITIES: 0.90%
Electrabel SA...........................         173      76,041
                                                      ----------
TOTAL BELGIUM.......................................     256,466
                                                      ----------

                                           NUMBER OF       VALUE
                                              SHARES    (NOTE 2)
----------------------------------------------------------------

                         CANADA: 3.11%
AEROSPACE: 0.42%
Bombardier Inc., Class B................       2,500  $   35,807
                                                      ----------
BANKS: 1.00%
Canadian Imperial Bank of Commerce......         600      14,844
Royal Bank of Canada....................       1,200      59,805
Toronto-Dominion Bank...................         300      10,508
                                                      ----------
                                                          85,157
                                                      ----------
BROADCASTING: 0.14%
Thomson Corp............................         500      11,686
                                                      ----------
CONGLOMERATES: 0.33%
Imasco Ltd..............................       1,300      27,676
                                                      ----------
ENERGY: 0.16%
Talisman Energy Inc.....................         800      14,036
                                                      ----------
METALS AND MINING: 0.54%
Alcan Aluminum Ltd......................         500      13,509
Barrick Gold Corp.......................       1,000      19,401
Dofasco Inc.............................       1,000      12,761
                                                      ----------
                                                          45,671
                                                      ----------
TELECOMMUNICATIONS: 0.52%
BCE Inc.................................         500      18,831
Northern Telecom Ltd....................         500      24,935
                                                      ----------
                                                          43,766
                                                      ----------
TOTAL CANADA........................................     263,799
                                                      ----------

                         DENMARK: 1.24%
BANKS: 0.32%
Den Danske Bank.........................         200      26,868
                                                      ----------
FOOD AND BEVERAGES: 0.51%
Aarhus Oliefabrik, Class A..............         500      14,534
Carlsberg, Class A......................         500      29,067
                                                      ----------
                                                          43,601
                                                      ----------
TRANSPORTATION: 0.41%
D/S 1912, Class B.......................           5      34,960
                                                      ----------
TOTAL DENMARK.......................................     105,429
                                                      ----------

                         FINLAND: 2.22%
BANKS: 0.26%
Merita Ltd., Class A....................       3,550      22,576
                                                      ----------
ELECTRONICS: 1.56%
Nokia AB, Class A.......................       1,080     132,243
                                                      ----------
FOREST AND PAPER PRODUCTS: 0.26%
UPM-Kymmen OY...........................         775      21,734
                                                      ----------
METALS AND MINING: 0.14%
Outokumpu OY, Class A...................       1,300      12,016
                                                      ----------
TOTAL FINLAND.......................................     188,569
                                                      ----------

                         FRANCE: 7.60%
BANKS: 0.50%
Cie Fin Paribas.........................         297      25,823
Societe Generale Paris..................         100      16,201
                                                      ----------
                                                          42,024
                                                      ----------
BUSINESS SERVICES: 0.66%
Vivendi.................................         217      56,326
                                                      ----------
CONSUMER PRODUCTS AND SERVICES: 1.30%
L'Oreal Co..............................         153     110,651
                                                      ----------

                                                                              39

                                           NUMBER OF       VALUE
                                              SHARES    (NOTE 2)
----------------------------------------------------------------
ELECTRONICS: 0.40%
Alcatel Alsthom NouVelles...............         125  $   15,306
Schneider SA............................         301      18,266
                                                      ----------
                                                          33,572
                                                      ----------
FOOD AND BEVERAGES: 0.33%
LVMH Moet Hennessy......................         141      27,916
                                                      ----------
INSURANCE: 1.25%
AXA UAP.................................         734     106,430
                                                      ----------
OIL AND GAS: 0.51%
Societe Nationale Elf Aquitaine.........         378      43,713
                                                      ----------
REAL ESTATE: 0.18%
Simco...................................         166      15,066
                                                      ----------
RETAIL TRADE: 0.45%
Carrefour Supermarche...................          50      37,763
                                                      ----------
TELECOMMUNICATIONS: 1.62%
France Telecom SA.......................       1,732     137,662
                                                      ----------
UTILITIES: 0.40%
Total SA, Class B.......................         332      33,639
                                                      ----------
TOTAL FRANCE........................................     644,762
                                                      ----------

                         GERMANY: 7.29%
AUTOMOBILES: 1.40%
DaimlerChrysler AG......................       1,195     118,740
                                                      ----------
BANKS: 0.59%
Deutsche Bank AG........................         850      50,155
                                                      ----------
CHEMICALS: 0.63%
BASF AG.................................         750      28,616
Bayer AG................................         600      25,198
                                                      ----------
                                                          53,814
                                                      ----------
ELECTRONICS: 0.62%
Siemens AG..............................         800      52,594
                                                      ----------
INSURANCE: 1.88%
Aachener & Muenchener Bet Namen AG......         100      14,529
Allianz AG Holding......................         390     145,173
                                                      ----------
                                                         159,702
                                                      ----------
OIL AND GAS: 0.35%
Veba AG.................................         500      29,629
                                                      ----------
PHARMACEUTICALS: 0.45%
Schering AG.............................         300      37,734
                                                      ----------
RETAIL TRADE: 0.09%
Metro Stamm AG..........................         100       7,865
                                                      ----------
TELECOMMUNICATIONS: 1.28%
Deutsche Telekom AG.....................       3,300     108,474
                                                      ----------
TOTAL GERMANY.......................................     618,707
                                                      ----------

                        HONG KONG: 1.88%
BANKS: 0.63%
Hang Seng Bank..........................       1,500      13,408
HSBC Holdings Plc.......................       1,600      39,859
                                                      ----------
                                                          53,267
                                                      ----------
CONGLOMERATES: 0.33%
Hutchison Whampoa Ltd...................       4,000      28,268
                                                      ----------
REAL ESTATE: 0.43%
Cheung Kong Holdings....................       3,000      21,588

                                           NUMBER OF       VALUE
                                              SHARES    (NOTE 2)
----------------------------------------------------------------
Sun Hung Kai Properties.................       2,000  $   14,586
Wharf Holdings Warrants.................         300          25
                                                      ----------
                                                          36,199
                                                      ----------
TELECOMMUNICATIONS: 0.49%
China Telecom (Hong Kong)...............      10,000      17,296
Hong Kong Telecommunications............      14,000      24,486
                                                      ----------
                                                          41,782
                                                      ----------
TOTAL HONG KONG.....................................     159,516
                                                      ----------

                          ITALY: 6.90%
AUTOMOBILES: 0.37%
Fiat SPA................................       9,000      31,329
                                                      ----------
BANKS: 0.84%
Istituto Banc San Paolo SPA.............       1,500      26,563
Un Credito Italiano SPA.................       7,500      44,551
                                                      ----------
                                                          71,114
                                                      ----------
ENERGY: 1.23%
Eni SPA.................................      16,000     104,794
                                                      ----------
INSURANCE: 2.04%
Assicurazioni Generali SPA..............       3,250     135,996
Istituto Naz Assicuraz SPA..............       3,000       7,941
Ras Riun Adriat Di Sicurta SPA..........       2,000      29,049
                                                      ----------
                                                         172,986
                                                      ----------
REAL ESTATE: 0.02%
Unione Immobiliare SPA..................       3,000       1,568
                                                      ----------
TELECOMMUNICATIONS: 1.98%
Telecom Italia Mobile SPA...............      17,000     125,778
Telecom Italia SPA......................       5,000      42,755
                                                      ----------
                                                         168,533
                                                      ----------
UTILITIES: 0.42%
Edison SPA..............................       3,000      35,414
                                                      ----------
TOTAL ITALY.........................................     585,738
                                                      ----------

                          JAPAN: 4.99%
AUTOMOBILES: 0.46%
Suzuki Motor Co., Ltd...................       1,000      11,879
Toyota Motor Corp.......................       1,000      27,216
                                                      ----------
                                                          39,095
                                                      ----------
BANKS: 0.46%
Sanwa Bank Ltd..........................       1,000       7,722
Sumitomo Bank...........................       1,000      10,284
The Bank of Tokyo-Mitsubishi............       2,000      20,745
                                                      ----------
                                                          38,751
                                                      ----------
CHEMICALS: 0.03%
Dainippon Ink & Chemicals Ltd...........       1,000       2,739
                                                      ----------
ELECTRONICS: 0.59%
Hitachi Ltd.............................       1,000       6,206
Matsushita Electric Industrial Corp.,
  Ltd...................................       1,000      17,722
Nintendo Corp., Ltd.....................         100       9,707
Sharp Corp..............................       1,000       9,034
Sony Corp...............................         100       7,296
                                                      ----------
                                                          49,965
                                                      ----------
FINANCE: 0.63%
Acom Co.................................         100       6,436
Hitachi Credit Corp.....................         900      20,027

40
                           ZWEIG FOREIGN EQUITY FUND
          STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998 (CONTINUED)

                                           NUMBER OF       VALUE
                                              SHARES    (NOTE 2)
----------------------------------------------------------------
FINANCE: (continued)
Promise Co., Ltd........................         100  $    5,213
Takefuji Corp...........................         300      21,941
                                                      ----------
                                                          53,617
                                                      ----------
FOOD AND BEVERAGES: 0.48%
Nippon Soda Co., Ltd....................       3,000      15,479
Nisshin Flour Milling Corp..............       3,000      25,080
                                                      ----------
                                                          40,559
                                                      ----------
HOMEBUILDERS: 0.18%
Toa Corp................................       8,000      14,752
                                                      ----------
HOSPITALS AND HEALTHCARE: 0.26%
Sankyo Co., Ltd.........................       1,000      21,897
                                                      ----------
INDUSTRIAL PRODUCTS, SERVICES AND
  MACHINERY: 0.46%
Fujikura Ltd............................       3,000      16,117
Minebea Co., Ltd........................       2,000      22,943
                                                      ----------
                                                          39,060
                                                      ----------
INSURANCE: 0.15%
Sumitomo Marine & Fire Co...............       2,000      12,695
                                                      ----------
PHOTOGRAPHIC PRODUCTS: 0.60%
Fuji Photo Film Ltd.....................       1,000      37,234
Fujitsu Ltd.............................       1,000      13,342
                                                      ----------
                                                          50,576
                                                      ----------
TELECOMMUNICATIONS: 0.35%
DDI Corp................................           6      22,340
Nippon Telegraph & Telephone Corp.......           1       7,731
                                                      ----------
                                                          30,071
                                                      ----------
UTILITIES: 0.23%
Tokyo Electric Power Co.................         800      19,787
                                                      ----------
WHOLESALE DISTRIBUTORS: 0.11%
Nissho Iwai Corp........................      11,000       9,362
                                                      ----------
TOTAL JAPAN.........................................     422,926
                                                      ----------

                        MALAYSIA: 0.37%
BANKS: 0.13%
Malayan Banking Bhd.....................       8,000      11,344
                                                      ----------
CONGLOMERATES: 0.10%
Sime Darby BEhad........................      10,000       8,030
                                                      ----------
TELECOMMUNICATIONS: 0.04%
Telekom Malaysia BEhad..................       2,000       3,683
                                                      ----------
TRANSPORTATION: 0.10%
Malaysia International Shipping Bhd.....       9,000       8,287
                                                      ----------
TOTAL MALAYSIA......................................      31,344
                                                      ----------
                         MEXICO: 1.45%
BROADCASTING: 0.30%
Grupo Televisa SA.......................       2,000      24,954
                                                      ----------
FOOD AND BEVERAGES: 0.39%
Grupo Modelo SA.........................      16,000      33,003
                                                      ----------
RETAIL TRADE: 0.19%
Cifra SA, Class V.......................      13,397      16,255
                                                      ----------
TELECOMMUNICATIONS: 0.57%
Telefonos De Mexico SA, Class L.........      20,000      48,433
                                                      ----------
TOTAL MEXICO........................................     122,645
                                                      ----------

                                           NUMBER OF       VALUE
                                              SHARES    (NOTE 2)
----------------------------------------------------------------

                       NETHERLANDS: 5.14%
AIRLINES: 0.07%
KLM Royal Dutch Airlines NV.............         200  $    6,053
                                                      ----------
BANKS: 0.44%
ABN Amro Holding NV.....................       1,789      37,654
                                                      ----------
BROADCASTING: 0.57%
Wolters Kluwer-Cva NV...................         225      48,172
                                                      ----------
ELECTRONICS: 0.40%
Philips Electronics NV..................         500      33,570
                                                      ----------
ENERGY: 1.22%
Royal Dutch Petroleum NV................       2,084     103,828
                                                      ----------
FINANCE: 0.76%
ING Groep NV............................       1,052      64,184
                                                      ----------
FOOD AND BEVERAGES: 1.29%
Heineken NV.............................         468      28,179
Unilever NV.............................         952      81,418
                                                      ----------
                                                         109,597
                                                      ----------
FOREST AND PAPER PRODUCTS: 0.24%
Koninklijke KNP BT NV...................         400      20,035
                                                      ----------
TRANSPORTATION: 0.15%
TNT Post Group NV.......................         400      12,895
                                                      ----------
TOTAL NETHERLANDS...................................     435,988
                                                      ----------

                       NEW ZEALAND: 3.17%
BUILDING MATERIALS AND PRODUCTS: 0.11%
Fletcher Challenge Building.............       6,300       9,751
                                                      ----------
FINANCE: 0.08%
Brierley Investments Ltd................      31,500       7,155
                                                      ----------
FOREST AND PAPER PRODUCTS: 0.60%
Carter Holt Harvey......................      47,750      42,882
Fletcher Challenge Paper................      11,500       7,715
                                                      ----------
                                                          50,597
                                                      ----------
INSURANCE: 0.23%
AMP Ltd.................................       1,550      19,259
                                                      ----------
NATURAL GAS: 0.09%
Natural Gas Corp. Holdings..............       7,200       7,873
                                                      ----------
NEWSPAPERS: 0.10%
Independent News Ltd....................       2,100       8,331
                                                      ----------
TELECOMMUNICATIONS: 1.59%
Telecom Corp. of New Zealand............      30,900     134,667
                                                      ----------
TOBACCO: 0.34%
Lion Nathan Ltd.........................      11,450      29,215
                                                      ----------
UTILITIES: 0.03%
Fletcher Challenge Energy...............       1,200       2,282
                                                      ----------
TOTAL NEW ZEALAND...................................     269,130
                                                      ----------

                        SINGAPORE: 1.48%
AIRLINES: 0.34%
Singapore International Airlines........       4,000      29,333
                                                      ----------
BANKS: 0.32%
Overseas Chinese Banking Corp...........       4,000      27,152
                                                      ----------
BROADCASTING: 0.14%
Singapore Press Holdings................       1,148      12,176
                                                      ----------
ELECTRONICS: 0.17%
Creative Technology Ltd.................       1,000      14,121
                                                      ----------

                                                                              41

                                           NUMBER OF       VALUE
                                              SHARES    (NOTE 2)
----------------------------------------------------------------
ENGINEERING: 0.06%
Sembcorp Industries Ltd.................       4,426  $    5,043
                                                      ----------
REAL ESTATE: 0.21%
City Developments.......................       2,000       8,667
DBS Land................................       6,000       8,836
                                                      ----------
                                                          17,503
                                                      ----------
TELECOMMUNICATIONS: 0.13%
Singapore Telecommunications Ltd........       7,000      10,691
                                                      ----------
TOURISM: 0.11%
Shangri-La Hotel Ltd....................       6,000       9,745
                                                      ----------
TOTAL SINGAPORE.....................................     125,764
                                                      ----------
                          SPAIN: 5.89%
BANKS: 2.22%
Argentaria SA...........................       1,600      41,497
Banco Bilbao Vizcaya SA.................       6,775     106,386
Banco De Santander SA...................       2,050      40,799
                                                      ----------
                                                         188,682
                                                      ----------
BUSINESS SERVICES: 0.10%
Autopistas Cesa Co., SA.................         500       8,328
                                                      ----------
ENERGY: 0.57%
Repsol Petroleo SA......................         900      48,082
                                                      ----------
TELECOMMUNICATIONS: 1.69%
Telefonica De Espana SA.................       3,150     140,276
Telefonica De Espana SA, Rights.........       3,150       2,801
                                                      ----------
                                                         143,077
                                                      ----------
TOBACCO: 0.15%
Tabacalera SA, Class A..................         500      12,633
                                                      ----------
UTILITIES: 1.16%
Endesa SA...............................       2,525      67,003
Iberdrola I SA..........................       1,700      31,853
                                                      ----------
                                                          98,856
                                                      ----------
TOTAL SPAIN.........................................     499,658
                                                      ----------
                         SWEDEN: 4.45%
BANKS: 0.25%
Sparbanken Sverige AB, Class A..........         500      12,954
Svenska Handelsbanken AB, Class A.......         200       8,438
                                                      ----------
                                                          21,392
                                                      ----------
BUSINESS SERVICES: 0.02%
Esselte AB, Class A.....................         100       1,604
                                                      ----------
CHEMICALS: 0.05%
AGA AB, Class A.........................         300       3,978
                                                      ----------
CONSUMER PRODUCTS AND SERVICES: 0.38%
Hennes & Mauritz AB, Class B............         400      32,668
                                                      ----------
ELECTRONICS: 2.22%
Ericsson LM AB, Class B.................       7,900     188,100
                                                      ----------
FOREST AND PAPER PRODUCTS: 0.13%
Svenska Cellulosa AB, Class B...........         500      10,918
                                                      ----------
HOSPITALS AND HEALTHCARE: 1.23%
Astra AB, Class A.......................       5,100     104,129
                                                      ----------

                                           NUMBER OF       VALUE
                                              SHARES    (NOTE 2)
----------------------------------------------------------------
MACHINERY AND EQUIPMENT: 0.17%
Atlas Copco AB, Class A.................         200  $    4,392
Sandvik AB, Class A.....................         600      10,437
                                                      ----------
                                                          14,829
                                                      ----------
TOTAL SWEDEN........................................     377,618
                                                      ----------

                       SWITZERLAND: 3.47%
BANKS: 0.36%
Credit Suisse Group.....................         100      15,653
UBS Namen AG............................          50      15,362
                                                      ----------
                                                          31,015
                                                      ----------
BUSINESS SERVICES: 0.11%
Adecco SA...............................          20       9,130
                                                      ----------
FOOD AND BEVERAGES: 0.77%
Nestle SA...............................          30      65,308
                                                      ----------
HOSPITALS AND HEALTHCARE: 1.64%
Novartis Inhaber AG.....................          10      19,658
Novartis Namen AG.......................          30      58,973
Roche Holding AG........................           5      61,012
                                                      ----------
                                                         139,643
                                                      ----------
INSURANCE: 0.31%
Schweizerische Ruexkversicherun.........          10      26,072
                                                      ----------
MACHINERY AND EQUIPMENT: 0.28%
ABB AG Baden............................          20      23,444
                                                      ----------
TOTAL SWITZERLAND...................................     294,612
                                                      ----------

                     UNITED KINGDOM: 6.56%
BANKS: 1.45%
Barclays Plc............................       1,186      25,516
HSBC Holdings...........................         700      17,692
Lloyds TSB Group Plc....................       5,621      79,779
                                                      ----------
                                                         122,987
                                                      ----------
BUILDING MATERIALS AND PRODUCTS: 0.18%
Tarmac Plc..............................       2,400       3,973
Wolseley Plc............................       1,800      11,366
                                                      ----------
                                                          15,339
                                                      ----------
BUSINESS SERVICES: 0.06%
Railtrack Group Plc.....................         200       5,228
                                                      ----------
CONSUMER PRODUCTS AND SERVICES: 1.77%
Glaxo Wellcome Plc......................       2,715      93,105
Smithkline Beecham, Plc., Class A.......       4,069      57,108
                                                      ----------
                                                         150,213
                                                      ----------
ENGINEERING: 0.03%
Taylor Woodrow Plc......................       1,100       2,755
                                                      ----------
FOOD AND BEVERAGES: 0.33%
Unilever Plc............................       2,500      28,099
                                                      ----------
OIL AND GAS: 1.02%
BP Amoco Plc............................       5,802      86,595
                                                      ----------
REAL ESTATE: 0.20%
Land Securities Plc.....................       1,400      16,772
                                                      ----------
RETAIL TRADE: 0.32%
Marks & Spencer Plc.....................       3,900      26,638
                                                      ----------
TELECOMMUNICATIONS: 1.14%
British Telecommunications Corp.........       6,427      96,726
                                                      ----------

42
                           ZWEIG FOREIGN EQUITY FUND
          STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998 (CONTINUED)

                                           NUMBER OF       VALUE
                                              SHARES    (NOTE 2)
----------------------------------------------------------------
UTILITIES: 0.06%
Scottish Power Plc......................         500  $    5,121
                                                      ----------
TOTAL UNITED KINGDOM................................     556,473
                                                      ----------
TOTAL COMMON STOCKS
  (Cost $5,903,429).................................   6,567,540
                                                      ----------


                                           PRINCIPAL
                                              AMOUNT
                                          ----------
UNITED STATES SHORT-TERM OBLIGATIONS:
  8.23%
FEDERAL HOME LOAN MORTGAGE CORP.,
  DISCOUNT NOTES: 5.88%
  5.08%, 1/22/99........................  $  500,000     498,448
                                                      ----------
UNITED STATES TREASURY BILLS: 2.35%
  4.24%, 1/21/99........................     200,000     199,518
                                                      ----------
TOTAL UNITED STATES SHORT-TERM OBLIGATIONS:
  (Cost $698,047)...................................     697,966
                                                      ----------

UNITED STATES REPURCHASE AGREEMENT:
  12.95%
With Morgan Stanley & Co., Inc. (dated
  12/31/98), 5.00%, due 1/4/99
  (Repurchase proceeds $1,099,611);
  collateralized by: $1,085,150 Federal
  National Mortgage Association Bonds,
  7.50%, due 6/1/2024
  (Market value $1,121,436).............   1,099,000   1,099,000
                                                      ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $1,099,000).................................   1,099,000
                                                      ----------
TOTAL INVESTMENTS
  (Cost $7,700,476).....................    98.57%       8,364,506
Other Assets............................     2.51          212,699
                                          -------   --------------
  Total Assets..........................   101.08%       8,577,205
  Total Liabilities (Note 6)............    (1.08)         (91,569)
                                          -------   --------------
NET ASSETS (Note 7).....................   100.00%  $    8,485,636
                                          -------   --------------
                                          -------   --------------
CLASS A SHARES
Net asset value ("NAV") and redemption
  price per share ($2,121,357/171,255
  shares)...............................  $        12.39
                                                  ------
                                                  ------
Maximum public offering price per share
  - NAV/(1- Maximum sales charge)
  ($12.39/.945).........................  $        13.11
                                                  ------
                                                  ------
CLASS B SHARES
Net asset value and offering price per
  share ($1,873,339/151,717 shares).....  $        12.35
                                                  ------
                                                  ------
Redemption price per share..............              **
                                                  ------
                                                  ------
CLASS C SHARES
Net asset value and offering price per
  share ($3,384,277/274,533 shares).....  $        12.33
                                                  ------
                                                  ------
Redemption price per share..............              **
                                                  ------
                                                  ------
CLASS I SHARES
Net asset value, offering and redemption
  price per share ($1,106,663/89,604
  shares)...............................  $        12.35
                                                  ------
                                                  ------

                                                        %NET
INDUSTRY BREAKDOWN - FOREIGN STOCKS            VALUE  ASSETS
------------------------------------------------------------
Aerospace...............................  $   35,807   0.42%
Airlines................................      35,386   0.42
Automobiles.............................     189,164   2.23
Banks...................................   1,034,566  12.19
Broadcasting............................      96,988   1.14
Building Materials and Products.........      25,090   0.30
Business Services.......................      80,616   0.95
Chemicals...............................      99,509   1.17
Conglomerates...........................     172,219   2.03
Consumer Products and Services..........     293,532   3.46
Electronics.............................     504,165   5.94
Energy..................................     284,952   3.36
Engineering.............................       7,798   0.09
Finance.................................     124,956   1.47
Food and Beverages......................     348,083   4.10
Forest and Paper Products...............     103,284   1.22
Homebuilders............................      52,036   0.61
Hospitals and Healthcare................     265,669   3.13
Industrial Products, Services and
  Machinery.............................      39,060   0.46
Insurance...............................     572,691   6.75
Machinery and Equipment.................      40,389   0.48
Metals and Mining.......................     121,857   1.44
Natural Gas.............................       7,873   0.09
Newspapers..............................      53,181   0.63
Oil and Gas.............................     159,937   1.89
Pharmaceuticals.........................      37,734   0.44
Photographic Products...................      50,576   0.60
Real Estate.............................     124,743   1.47
Retail Trade............................     156,174   1.84
Telecommunications......................   1,040,081  12.26
Tobacco.................................      41,848   0.49
Tourism.................................       9,745   0.11
Transportation..........................      77,329   0.91
Utilities...............................     271,140   3.20
Wholesale Distributors..................       9,362   0.11
                                          ----------  ------
                                          $6,567,540  77.40%
                                          ----------  ------
                                          ----------  ------

------------------------------------------------------------------

*    Non-income producing security.
**   Varies by length of time shares are held (Note 3b).

For Federal income tax purposes, the tax basis of investments owned at December 31, 1998 was $7,700,476 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation.....................  $1,090,730
Gross unrealized depreciation.....................    (363,649)
                                                    ----------
Net unrealized appreciation.......................  $  727,081
                                                    ----------
                                                    ----------

                       See notes to financial statements.

                                                                              43
                             ZWEIG GOVERNMENT FUND
                STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998

                                            PRINCIPAL        VALUE
                                               AMOUNT     (NOTE 2)
------------------------------------------------------------------
UNITED STATES GOVERNMENT & AGENCY
  OBLIGATIONS: 85.73%
FEDERAL HOME LOAN MORTGAGE CORP.,
  MODIFIED MTGE. PASS-THROUGH
  SECURITIES: 0.43%
  10.50%, 1/1/2001......................  $     5,462  $     5,629
  10.50%, 6/1/2011......................       73,559       80,318
  12.00%, 11/1/2015.....................      102,892      116,075
                                                       -----------
                                                           202,022
                                                       -----------
FEDERAL NATIONAL MORTGAGE ASSN.: 2.15%
  Deb., 8.25%, 12/18/2000...............      950,000    1,006,955
                                                       -----------
GOVERNMENT NATIONAL MORTGAGE ASSN.,
  MODIFIED MTGE. PASS-THROUGH
  SECURITIES: 0.17%
  12.50%, 11/20/2013....................        8,205        9,333
  12.00%, 9/15/2015.....................       51,322       58,427
  8.00%, 8/15/2022......................        9,966       10,365
                                                       -----------
                                                            78,125
                                                       -----------
PRIVATE EXPORT FUNDING CORP.: 2.20%
  7.90%, 3/31/2000......................    1,000,000    1,034,879
                                                       -----------
UNITED STATES TREASURY BONDS: 34.42%
  10.75%, 2/15/2003.....................    1,000,000    1,221,875
  10.75%, 5/15/2003.....................    2,000,000    2,468,750
  12.00%, 8/15/2013.....................    1,025,000    1,567,290
  7.25%, 8/15/2022......................    1,900,000    2,369,062
  7.50%, 11/15/2024.....................      700,000      907,813
  6.50%, 11/15/2026.....................    1,400,000    1,629,688
  6.375%, 8/15/2027.....................    5,200,000    5,981,628
                                                       -----------
                                                        16,146,106
                                                       -----------
UNITED STATES TREASURY NOTES: 46.36%
  6.25%, 8/31/2000......................    3,300,000    3,384,562
  7.25%, 5/15/2004......................    1,036,000    1,161,292
  6.875%, 5/15/2006.....................    7,900,000    8,931,937
  6.50%, 10/15/2006.....................    3,600,000    3,997,127
  6.625%, 5/15/2007.....................    3,800,000    4,275,000
                                                       -----------
                                                        21,749,918
                                                       -----------
TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $38,572,040).................................   40,218,005
                                                       -----------

UNITED STATES SHORT TERM OBLIGATIONS:
  8.51%
FEDERAL HOME LOAN MORTGAGE CORP.,
  DISCOUNT NOTES: 8.51%
  5.11%, 1/15/1999......................    4,000,000    3,991,625
                                                       -----------
TOTAL UNITED STATES SHORT-TERM OBLIGATIONS
  (Cost $3,992,051)..................................    3,991,625
                                                       -----------

                                            PRINCIPAL        VALUE
                                               AMOUNT     (NOTE 2)
------------------------------------------------------------------

REPURCHASE AGREEMENT: 4.87%
With Morgan Stanley & Co., Inc., (dated
  12/31/98), 5.00%, due 1/4/99
  (Repurchase proceeds $2,288,271);
  collateralized by: $2,284,547 Federal
  National Mortgage Association Bonds,
  7.085%, due 9/1/2036
  (Market value $2,351,016).............  $ 2,287,000  $ 2,287,000
                                                       -----------
TOTAL REPURCHASE AGREEMENT
  (Cost $2,287,000)..................................    2,287,000
                                                       -----------
TOTAL INVESTMENTS
  (Cost $44,851,091 )...................    99.11%      46,496,630
Other Assets............................     1.38          644,597
                                          -------   --------------
  Total Assets..........................   100.49%      47,141,227
  Total Liabilities (Note 6)............    (0.49)        (228,652)
                                          -------   --------------
NET ASSETS (Note 7).....................   100.00%  $   46,912,575
                                          -------   --------------
                                          -------   --------------

WEIGHTED AVERAGE DURATION...............      6.05 years
                                          --------------
                                          --------------
CLASS A SHARES
Net asset value ("NAV") and redemption
  price per share ($29,766,899/2,851,243
  shares)...............................  $        10.44
                                                  ------
                                                  ------
Maximum public offering price per share
  -
  NAV / (1 - maximum sales charge )
  ($10.44/.9525)........................  $        10.96
                                                  ------
                                                  ------
CLASS B SHARES
Net asset value and offering price per
  share ($2,198,753/209,026 shares).....  $        10.52
                                                  ------
                                                  ------
Redemption price per share..............               *
                                                  ------
                                                  ------
CLASS C SHARES
Net asset value and offering price per
  share ($11,858,480/1,138,233
  shares)...............................  $        10.42
                                                  ------
                                                  ------
Redemption price per share..............               *
                                                  ------
                                                  ------
CLASS I SHARES
Net asset value, offering and redemption
  price per share ($3,088,443/294,824
  shares)...............................  $        10.48
                                                  ------
                                                  ------

------------------------------------------------------------------

*    Varies by length of time shares are held. (Note 3b)

For Federal income tax purposes, the tax basis of investments owned at December 31, 1998 was $44,851,091 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation.....................  $1,920,056
Gross unrealized depreciation.....................    (274,517)
                                                    ----------
Net unrealized appreciation.......................  $1,645,539
                                                    ----------
                                                    ----------

                       See notes to financial statements.

44
                           ZWEIG GOVERNMENT CASH FUND
                STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1998

                                            PRINCIPAL        VALUE
                                               AMOUNT     (NOTE 2)
------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY
  OBLIGATIONS: 97.47%
FEDERAL HOME LOAN BANK, DISCOUNT NOTES:
  5.26%
  4.98%, 1/25/99........................  $ 5,000,000  $ 4,983,400
                                                       -----------
FEDERAL HOME LOAN MORTGAGE CORP.,
  DISCOUNT NOTES: 50.29%
  5.11%, 1/14/99........................    5,000,000    4,990,774
  5.19%, 1/25/99........................    5,000,000    4,982,700
  5.08%, 1/29/99........................    3,000,000    2,988,147
  4.97%, 2/1/99.........................    3,000,000    2,987,161
  4.63%, 2/19/99........................    3,000,000    2,981,094
  5.08%, 2/26/99........................   10,000,000    9,920,978
  5.00%, 3/2/99.........................    5,000,000    4,958,333
  4.67%, 3/9/99.........................    4,000,000    3,965,234
  4.96%, 3/12/99........................    5,000,000    4,951,778
  5.00%, 3/18/99........................    5,000,000    4,947,222
                                                       -----------
                                                        47,673,421
                                                       -----------
FEDERAL NATIONAL MORTGAGE ASSN.,
  DISCOUNT NOTES: 41.92%
  4.86%, 2/2/99.........................    5,000,000    4,978,400
  4.95%, 2/5/99.........................    5,000,000    4,975,938
  4.97%, 2/5/99.........................    5,000,000    4,975,840
  5.03%, 2/10/99........................   10,000,000    9,944,111
  5.06%, 2/19/99........................    5,000,000    4,965,564
  4.83%, 3/18/99........................   10,000,000    9,898,033
                                                       -----------
                                                        39,737,886
                                                       -----------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
  (Cost $92,394,707).................................   92,394,707
                                                       -----------

                                            PRINCIPAL        VALUE
                                               AMOUNT     (NOTE 2)
------------------------------------------------------------------

REPURCHASE AGREEMENT: 3.02%
With Prudential Securities, Inc. (dated
  12/31/98), 5.05%, due 1/4/99
  (Repurchase proceeds $2,868,609);
  collateralized by: $2,926,000 United
  States Treasury Bills, 3.30%, due
  1/7/99
  (Market value $2,924,578).............  $ 2,867,000  $ 2,867,000
                                                       -----------

TOTAL REPURCHASE AGREEMENT
  (Cost $2,867,000)..................................    2,867,000
                                                       -----------

TOTAL INVESTMENTS
  (Cost $95,261,707)....................   100.49%      95,261,707
Other Assets............................     0.00            5,505
                                          -------   --------------
  Total Assets..........................   100.49%      95,267,212
  Total Liabilities (Note 6)............    (0.49)        (467,202)
                                          -------   --------------

NET ASSETS (Note 7).....................   100.00%  $   94,800,010
                                          -------   --------------
                                          -------   --------------

Net asset value, offering and redemption
  price per share (8,289,342 Class A
  Shares, 1,738,168 Class B Shares,
  6,624,020 Class C Shares, 2,884,331
  Class I Shares and 75,264,149 Class M
  Shares)...............................  $         1.00
                                                  ------
                                                  ------

WEIGHTED AVERAGE DAYS TO MATURITY.......              47
                                                  ------
                                                  ------

                       See notes to financial statements.

                                                                              45
                               ZWEIG SERIES TRUST
  STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1998 (IN THOUSANDS)

                                                                                                                       ZWEIG
                              ZWEIG          ZWEIG       ZWEIG    ZWEIG GROWTH             ZWEIG         ZWEIG    GOVERNMENT
                           STRATEGY   APPRECIATION     MANAGED        & INCOME    FOREIGN EQUITY    GOVERNMENT          CASH
                               FUND           FUND      ASSETS            FUND              FUND          FUND          FUND
                           --------  -------------   ---------   -------------   ---------------   -----------   -----------
INVESTMENT INCOME
Income
    Dividends *..........  $ 14,347     $    5,705   $   5,772      $      672         $     102      $     --      $     --
    Interest.............    11,046          4,513      15,584**           298                93         2,664         4,703
----------------------------------------------------------------------------------------------------------------------------
        Total income.....    25,393         10,218      21,356             970               195         2,664         4,703
----------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2)
    Advisory fees (Note
      3).................     8,626          5,478       5,677             304                67           250           433
    Distribution fees,
      Class A (Note 3)...     1,542            835         350              25                 4            85            15
    Distribution fees,
      Class B (Note 3)...       856            285         263             157                14            12             7
    Distribution fees,
      Class C (Note 3)...     5,495          2,387       4,228             150                29            79            12
    Distribution fees,
      Class M (Note 3)...        --             --          --              --                --            --            49
    Transfer agent
      fees...............     1,305            652         576              63                35            81            64
    Amortization of
      organization
      expenses...........        --             --          13               5                 5            --            --
    Custodian fees.......       147            133         135              49                37            12            22
    Portfolio accounting
      fees...............       227            172         198              35                14            34             9
    Professional fees....        98             65          80              17                19             9            10
    Reports to
      shareholders.......       203             98          98               8                 1             6            16
    Registration fees....        60             39          35              41                70            25            39
    Insurance............        21             10          10               1                --             1             1
    Trustees' fees.......        32             16          17               2                 1             2             4
    Miscellaneous........        25             13          15               2                --             2             3
----------------------------------------------------------------------------------------------------------------------------
        Total expenses...    18,637         10,183      11,695             859               296           598           684
    Less: Expenses
      reimbursed by
      investment adviser
      (Note 3)...........        --             --          --             (14)            )(149            --          (297)
----------------------------------------------------------------------------------------------------------------------------
        Net expenses.....    18,637         10,183      11,695             845               147           598           387
----------------------------------------------------------------------------------------------------------------------------
        Net investment
          income.........     6,756             35       9,661             125                48         2,066         4,316
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES)
Net realized gains
  (losses) on
    Investments..........    27,755         42,660      29,121            (347)            )(236           833            --
    Futures and
      options............     5,837           (732)       (372)           (221)              136            --            --
    Foreign currency.....        --             --     (12,806)             --             )(386            --            --
----------------------------------------------------------------------------------------------------------------------------
    Net realized gains
      (losses)...........    33,592         41,928      15,943            (568)            )(486           833            --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
  unrealized appreciation
  on investments, futures
  and options, and
  foreign currency.......   (77,620)       (54,600)     49,478          (1,295)              687           474            --
----------------------------------------------------------------------------------------------------------------------------
Net realized and
  unrealized gains
  (losses) on
  investments, futures
  and options, and
  foreign currency.......   (44,028)       (12,672)     65,421          (1,863)              201         1,307            --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........  $(37,272)    $  (12,637)  $  75,082      $   (1,738)        $     249      $  3,373      $  4,316
----------------------------------------------------------------------------------------------------------------------------
 * Net of taxes withheld
  on foreign dividends...  $     46     $       40   $     117      $        5         $      19            --            --
----------------------------------------------------------------------------------------------------------------------------

 **  Net of taxes withheld on foreign interest of $55.

                       See notes to financial statements.

46
                               ZWEIG SERIES TRUST
  STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND
                              1997 (IN THOUSANDS)

                                            ZWEIG               ZWEIG
                                    STRATEGY FUND   APPRECIATION FUND
                           ----------------------  ------------------
                                 1998        1997      1998      1997
                           ----------  ----------  --------  --------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
 Net investment income...  $    6,756  $   10,080  $     35  $  1,487
 Net realized gains
   (losses) on
   investments, futures
   and options, and
   foreign currency......      33,592     131,682    41,928    53,881
 Unrealized appreciation
   (depreciation) on
   investments, futures
   and options, and
   foreign currency......     (77,620)     56,468   (54,600)   54,154
---------------------------------------------------------------------
 Net increase (decrease)
   in net assets
   resulting from
   operations............     (37,272)    198,230   (12,637)  109,522
---------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT
  INCOME
 Class A.................      (5,289)     (6,761)   (1,074)   (1,474)
 Class B.................        (265)       (297)       --        --
 Class C.................      (1,004)     (2,955)       --        --
 Class I.................         (14)        (14)      (16)      (19)
 Class M.................          --          --        --        --
DISTRIBUTIONS TO
  SHAREHOLDERS FROM NET
  REALIZED GAINS ON
  INVESTMENTS
 Class A.................     (13,202)    (56,611)  (23,624)  (19,748)
 Class B.................      (2,617)     (7,516)   (2,982)   (1,403)
 Class C.................     (13,842)    (59,242)  (20,467)  (16,881)
 Class I.................         (43)       (105)     (162)     (180)
---------------------------------------------------------------------
 Total dividends and
   distributions to
   shareholders..........     (36,276)   (133,501)  (48,325)  (39,705)
---------------------------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS (Note 7)
 NET PROCEEDS FROM SALE
   OF SHARES
 Class A.................      39,755      44,369   101,998    18,927
 Class B.................      23,954      33,255    14,584    12,869
 Class C.................      44,887      69,087    25,225    30,703
 Class I.................         521          --     1,080        --
 Class M.................          --          --        --        --
---------------------------------------------------------------------
                              109,117     146,711   142,887    62,499
---------------------------------------------------------------------
NET ASSET VALUE OF SHARES
  ISSUED TO SHAREHOLDERS
  IN REINVESTMENT OF
  DIVIDENDS AND
  DISTRIBUTIONS
 Class A.................      15,081      51,425    21,161    18,250
 Class B.................       2,279       6,043     2,521     1,207
 Class C.................      11,239      45,967    15,810    12,907
 Class I.................          57         120       177       200
 Class M.................          --          --        --        --
---------------------------------------------------------------------
                               28,656     103,555    39,669    32,564
---------------------------------------------------------------------
COST OF SHARES REDEEMED
 Class A.................    (180,481)   (141,552) (146,964)  (56,792)
 Class B.................     (14,239)     (7,161)   (4,697)   (1,883)
 Class C.................    (187,646)   (176,862)  (60,176)  (44,156)
 Class I.................        (188)         --    (1,188)       --
 Class M.................          --          --        --        --
---------------------------------------------------------------------
                             (382,554)   (325,575) (213,025) (102,831)
---------------------------------------------------------------------
 Increase (decrease) in
   net assets derived
   from capital share
   transactions..........    (244,781)    (75,309)  (30,469)   (7,768)
---------------------------------------------------------------------
 Net increase (decrease)
   in net assets.........    (318,329)    (10,580)  (91,431)   62,049
NET ASSETS:
 Beginning of year.......   1,235,123   1,245,703   567,250   505,201
---------------------------------------------------------------------
 End of year.............  $  916,794  $1,235,123  $475,819  $567,250
---------------------------------------------------------------------
 Accumulated net
   investment income
   (loss)................  $       65  $     (119) $ (1,396) $   (341)
---------------------------------------------------------------------

(1)  Commenced operations on November 21, 1997.

                       See notes to financial statements.

                                                          ZWEIG            ZWEIG
                                        ZWEIG   GROWTH & INCOME   FOREIGN EQUITY               ZWEIG                 ZWEIG
                               MANAGED ASSETS              FUND             FUND     GOVERNMENT FUND  GOVERNMENT CASH FUND
                           ------------------  ----------------  ---------------  ------------------  --------------------
                               1998      1997     1998     1997    1998  1997(1)      1998      1997       1998       1997
                           --------  --------  -------  -------  ------  -------  --------  --------  ---------  ---------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
 Net investment income...  $  9,661  $ 10,101  $   125  $   374  $   48  $     3  $  2,066  $  2,182  $   4,316  $   3,067
 Net realized gains
   (losses) on
   investments, futures
   and options, and
   foreign currency......    15,943    50,282     (568)     537    (486)     (11)      833        77         --         --
 Unrealized appreciation
   (depreciation) on
   investments, futures
   and options, and
   foreign currency......    49,478    15,151   (1,295)   3,781     687       44       474       987         --         --
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
   in net assets
   resulting from
   operations............    75,082    75,534   (1,738)   4,692     249       36     3,373     3,246      4,316      3,067
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT
  INCOME
 Class A.................    (3,259)       --      (68)    (107)    (17)      (1)   (1,445)   (1,566)      (238)      (140)
 Class B.................      (565)       --      (24)     (98)     (9)      --       (60)      (35)       (28)       (16)
 Class C.................    (8,751)       --      (22)    (145)    (18)      (1)     (504)     (556)      (186)      (165)
 Class I.................       (85)       --      (19)     (27)    (16)      (2)      (85)      (26)       (13)       (55)
 Class M.................        --        --       --       --      --       --        --        --     (3,851)    (2,691)
DISTRIBUTIONS TO
  SHAREHOLDERS FROM NET
  REALIZED GAINS ON
  INVESTMENTS
 Class A.................      (341)  (15,304)      --       --      --       --        --        --         --         --
 Class B.................       (89)   (2,356)      --       --      --       --        --        --         --         --
 Class C.................    (1,207)  (56,346)      --       --      --       --        --        --         --         --
 Class I.................        (5)     (349)      --       --      --       --        --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
 Total dividends and
   distributions to
   shareholders..........   (14,302)  (74,355)    (133)    (377)    (60)      (4)   (2,094)   (2,183)    (4,316)    (3,067)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS (Note 7)
 NET PROCEEDS FROM SALE
   OF SHARES
 Class A.................    21,680    10,120    5,229    4,166   2,264      464     5,104       744     95,695      2,564
 Class B.................    15,275    12,184    7,079    8,351   1,246      706     1,519     1,046      2,873      1,318
 Class C.................    42,784    34,290    7,191    8,489   3,563    1,166     4,783       954      9,960      3,684
 Class I.................        34       300       --    1,300      --    1,000     2,921     1,000      4,310      1,359
 Class M.................        --        --       --       --      --       --        --        --    425,483    351,104
--------------------------------------------------------------------------------------------------------------------------
                             79,773    56,894   19,499   22,306   7,073    3,336    14,327     3,744    538,321    360,029
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE OF SHARES
  ISSUED TO SHAREHOLDERS
  IN REINVESTMENT OF
  DIVIDENDS AND
  DISTRIBUTIONS
 Class A.................     2,999    12,937       60       99      16        1       850       896        145        115
 Class B.................       490     1,694       17       70       7       --        31        20         22         14
 Class C.................     7,486    41,433       18      114      14       --       281       332        157        152
 Class I.................        90       349       19       27      16        2        85        27         13         60
 Class M.................        --        --       --       --      --       --        --        --      1,659      1,386
--------------------------------------------------------------------------------------------------------------------------
                             11,065    56,413      114      310      53        3     1,247     1,275      1,996      1,727
--------------------------------------------------------------------------------------------------------------------------
COST OF SHARES REDEEMED
 Class A.................   (26,000)  (28,093)  (3,660)    (895)   (582)     (55)   (5,155)   (8,184)   (90,023)    (3,567)
 Class B.................    (3,272)   (1,195)  (1,873)    (488)   (127)      --      (599)     (399)    (1,494)    (1,029)
 Class C.................   (73,692)  (95,166)  (5,560)  (1,392) (1,436)      --    (3,712)   (5,665)    (6,154)    (5,710)
 Class I.................    (1,190)   (1,000)      --       --      --       --    (1,000)       --     (1,537)    (2,720)
 Class M.................        --        --       --       --      --       --        --        --   (408,477)  (341,162)
--------------------------------------------------------------------------------------------------------------------------
                           (104,154) (125,454) (11,093)  (2,775) (2,145)     (55)  (10,466)  (14,248)  (507,685)  (354,188)
--------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in
   net assets derived
   from capital share
   transactions..........   (13,316)  (12,147)   8,520   19,841   4,981    3,284     5,108    (9,229)    32,632      7,568
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
   in net assets.........    47,464   (10,968)   6,649   24,156   5,170    3,316     6,387    (8,166)    32,632      7,568
NET ASSETS:
 Beginning of year.......   539,296   550,264   33,967    9,811   3,316       --    40,526    48,692     62,168     54,600
--------------------------------------------------------------------------------------------------------------------------
 End of year.............  $586,760  $539,296  $40,616  $33,967  $8,486  $ 3,316  $ 46,913  $ 40,526  $  94,800  $  62,168
--------------------------------------------------------------------------------------------------------------------------
 Accumulated net
   investment income
   (loss)................  $   (235) $    (94) $   (11) $    (3) $  (13) $    (1) $      1  $     29  $      --  $      --
--------------------------------------------------------------------------------------------------------------------------

(1)  Commenced operations on November 21, 1997.

48
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE 1--ORGANIZATION

Zweig Series Trust (the "Trust"), organized as a Delaware business trust, is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Trust presently consists of seven separate investment portfolios ("Series"): Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets, Zweig Growth & Income Fund, Zweig Foreign Equity Fund, Zweig Government Fund and Zweig Government Cash Fund. Each Series offers Class A, Class B, Class C and Class I Shares and Zweig Government Cash Fund also offers Class M Shares.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

(A) GENERAL: Investment transactions are recorded on trade date. Realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and income tax purposes. Distributions to shareholders and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Direct expenses are charged to each class or Series and general expenses are allocated in proportion to net assets. Organization expenses are amortized on a straight-line basis over the first 60 months of operations of a Series. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(B) PORTFOLIO VALUATION: Stocks, futures and options are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Bonds and other fixed-income securities are valued at prices obtained from an established bond-pricing service. Forward foreign currency contracts are valued using forward currency exchange rates supplied by a quotation service. Securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees. The repatriation of proceeds received from the sale of Malaysian securities has been restricted by the Malaysian government until at least September 1, 1999. As a result, Malaysian securities are considered illiquid and are being fair valued using methods determined in good faith by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost (which approximates market value). Zweig Government Cash Fund values all short-term investments using the amortized cost method pursuant to Rule 2a-7 under the Act.

(C) FUTURES CONTRACTS AND OPTION ACCOUNTING PRINCIPLES: Initial margin deposits on futures contracts are recorded as assets. The value of such contracts are "marked to market" daily and changes are recognized as unrealized gains or losses. Variation margin payments are recognized as assets or liabilities, depending upon whether unrealized gains or losses are incurred. When a futures contract is closed, the Series realizes a gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. When a Series writes an option, an amount equal to the premium received is recorded as an asset and a corresponding liability. The liability is subsequently "marked to market" daily. When an option written is exercised, the proceeds of sale of the underlying security are increased by the premium originally received and the Series realizes a gain or loss. When an option written expires or the Series enters into a closing purchase transaction, the liability is extinguished and the Series realizes a gain or loss.

(D) FOREIGN CURRENCY TRANSLATION: Assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses.

(E) OFF-BALANCE-SHEET RISK, REPURCHASE AGREEMENTS AND DERIVATIVES: Foreign securities and forward foreign currency contracts may involve risks relating to the level of governmental supervision and regulation of foreign markets, and the possibility of political or economic instability. With respect to forward foreign currency contracts and repurchase agreements, losses may arise if the counterparty does not perform under the contract or agreement. The Trust's investment manager monitors the requirement that the market value of the securities used to collateralize a repurchase agreement exceed the dollar amount of the counterparty's obligation to repurchase. A Series' use of futures contracts, forward foreign currency contracts and options involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of net assets. These derivative financial instruments ("derivatives") are used to adjust the risk and return characteristics of a Series' portfolio. Derivatives are not used for the purpose of leverage. The objective in buying or selling a derivative instrument is to increase or decrease a Series' exposure to changing security prices, interest rates or currency exchange rates. If the Manager misjudges market conditions or employs a strategy that does not correlate well with the Series' other investments, use of these derivatives could result in a loss, regardless of the Manager's original intent to reduce risk.

(F) FEDERAL INCOME TAXES: As long as management's view is that it is in the best interests of the shareholders, it is the policy of each Series to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders; therefore, no provision for federal income tax is required.

(G) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions are declared separately for each class of shares of a Series. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and federal income tax purposes.

At October 31, 1998 (each Series' tax fiscal year-end), Zweig Foreign Equity Fund had a capital loss carryforward of $307,743 expiring October 31, 2006; Zweig Growth & Income Fund had a capital loss carryforward of $39,205 expiring October 31, 2005; and Zweig Government Fund had capital loss carryforwards of $249,274, $7,227,155 and $1,010,121 expiring October 31, 1999, 2002 and 2004, respectively; available to offset any net capital gains subsequently realized, subject to certain limitations. During the year ended December 31, 1998, Zweig Government Fund reclassified $1,854,734 from accumulated net realized loss to capital paid-in due to the expiration of capital loss carryforwards.

NOTE 3--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(A) INVESTMENT MANAGER: The Trust's investments are managed by Zweig/Glaser Advisers (the "Manager"). The Manager's investment advisory fee is based on the average daily net assets of each Series at the following annual rates: Zweig Strategy Fund and Zweig Growth & Income Fund - 0.75%; Zweig Appreciation Fund, Zweig Managed Assets and Zweig Foreign Equity Fund - 1.00%; Zweig Government Fund - 0.60%; and Zweig Government Cash Fund - 0.50%. The fees are accrued daily and paid monthly. Investment advisory fees for the year ended December 31, 1998 aggregated $20,835,087 before expense reimbursements.

The Manager has voluntarily undertaken to limit the expenses of Zweig Government Cash Fund (exclusive of taxes, interest, brokerage commissions, the distribution fees described below and extraordinary expenses) until April 30, 1999 to 0.35% of its average daily net assets. During the year ended December 31, 1998, the Manager's reimbursements to Zweig Government Cash Fund aggregated $296,836. The Manager reserves the right to discontinue this expense limitation at any time after April 30, 1999.

The Manager has voluntarily undertaken to limit the expenses of Zweig Foreign Equity Fund (exclusive of taxes, interest, brokerage commissions, the distribution fees described below and extraordinary expenses) until April 30, 1999 to 1.50% of its average daily net assets. During the year ended December 31, 1998, the Manager's reimbursements to Zweig Foreign Equity Fund aggregated $148,672. The Manager reserves the right to discontinue this expense limitation at any time after April 30, 1999.

The Manager had voluntarily undertaken to limit the expenses of Zweig Growth & Income Fund (exclusive of taxes, interest, brokerage commissions, the distribution fees described below and extraordinary expenses) until April 30, 1998 to 1.00% of its average daily net assets. For the four months ended April 30, 1998, the Manager's reimbursements to Zweig Growth & Income Fund aggregated $13,761.

Pursuant to an Acquisition Agreement dated December 15, 1998, the Manager and Zweig Securities Corp. (the "Distributor") have agreed to be acquired by Phoenix Investment Partners, Ltd. ("Phoenix"), a large diversified financial services organization listed on the New York Stock Exchange (the "Acquisition"). Since completion of the Acquisition would provide for the automatic termination of the current investment management agreement, a new investment management contract (the "Management Agreement") has been proposed between the Trust and Zweig/Glaser Advisers. The Management Agreement has been approved by the Board of Trustees (the "Board") and has been submitted to shareholders for approval. Except for the effective dates, the Management Agreement is on the same terms as the current investment management agreement. In addition, in order for the Trust to continue to avail itself of the services of Dr. Martin E. Zweig and his associates, a new sub-advisory servicing agreement with Zweig Consulting LLC has been approved by the Board and submitted to the shareholders for approval. It is anticipated that the Acquisition will be completed in the first quarter of 1999, at which time the name of the Trust will be changed to Phoenix-Zweig Trust, and each Series will add "Phoenix-" to the beginning of its current name.

(B) PRINCIPAL DISTRIBUTOR: Zweig Securities Corp. (the "Distributor") serves as principal distributor of shares of the Trust. The Trust's Class A Shares (excluding Zweig Government Cash Fund shares) are sold with an initial sales charge, Class B Shares and Class C Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge, and Class I Shares and Class M Shares are sold without a sales charge. During the year ended December 31, 1998, the Distributor's share of the initial and contingent deferred sales charges was $205,412 and $804,426, respectively.

Pursuant to a Rule 12b-1 plan of distribution, the Trust pays the Distributor a combined service and distribution fee equal to an annual rate of 0.30% of average daily net assets for each Series of Class A Shares, 1.00% for each Series of Class B Shares, and 1.00% for Class C Shares of Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets, Zweig Growth & Income Fund and Zweig Foreign Equity Fund, 0.75% for Class C Shares of Zweig Government Fund and 0.30% for Class C Shares of Zweig Government Cash Fund, respectively. A separate Rule 12b-1 distribution sharing plan for Class M Shares of Zweig Government Cash Fund provides that service organizations may be paid up to 0.30% of average daily net assets equally by the Class M Shares and the Manager. Class I Shares, which are available for purchase by tax-exempt retirement plans of the Distributor and its affiliates and certain institutional investors, do not have a Rule 12b-1 Plan.

During the year ended December 31, 1998, the Trust paid Zweig Securities Corp. brokerage commissions of $670,941 in connection with portfolio transactions effected by it.

Since the completion of the Acquisition described in Note 3(a) above would provide for the automatic termination of the current distribution agreement with the Distributor, a new distribution agreement has been proposed between the Trust and Phoenix Equity Planning Corporation, a wholly owned subsidiary of Phoenix. The new distribution agreement has been approved by the Board and will become effective with the closing of the Acquisition. The new distribution agreement is on the same terms as the current distribution agreement with the Distributor.

One Trustee and all of the officers of the Trust are also officers of the Manager and/or the Distributor.

50

NOTE 4--PURCHASES AND SALES OF INVESTMENTS/OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

    During the year ended December 31, 1998, purchases and sales of investments, excluding repurchase agreements, short-term obligations held to maturity, and futures contracts, were:

                                    ZWEIG         ZWEIG         ZWEIG   ZWEIG GROWTH             ZWEIG           ZWEIG
                                 STRATEGY  APPRECIATION       MANAGED       & INCOME    FOREIGN EQUITY      GOVERNMENT
                                     FUND          FUND        ASSETS           FUND              FUND            FUND
                           --------------  ------------  ------------  -------------   ---------------   -------------
Purchases................  $1,086,813,885  $542,166,985  $316,497,252   $ 57,526,810      $5,892,338     $  20,217,141
Sales....................   1,477,845,671   656,892,717   337,893,676     52,742,668       1,937,116        17,854,966

      Forward foreign currency contracts outstanding at December 31, 1998, for Zweig Managed Assets were:

                                                                                                                NET UNREALIZED
                                                                                 SETTLEMENT                       APPRECIATION
                                CONTRACTS TO DELIVER            IN EXCHANGE FOR        DATE            VALUE    (DEPRECIATION)
                           -------------------------  -------------------------  ----------   --------------   ---------------
Sales
  Australian Dollar......  A$             24,000,000  $              14,886,000   1/19/99     $  (14,724,186)     $  161,814
  Danish Krone...........   DKr           33,500,000                  5,351,438   1/19/99         (5,266,350)         85,088
  Finnish Markka.........  Fim            31,300,000                  6,260,000   1/19/99         (6,187,595)         72,405
  French Franc...........  ff             195,200,000                35,409,789   1/19/99        (34,977,257)        432,532
  German Deutsche Mark...   DM            60,900,000                 37,046,950   1/19/99        (36,598,907)        448,043
  Italian Lira...........  Lira        38,100,000,000                23,398,637   1/19/99        (23,128,148)        270,489
  Japanese Yen...........  Y           2,040,000,000                 17,801,824   1/19/99        (18,132,518)       (330,694)
  Netherlands Guilder....    NLG          12,300,000                  6,637,884   1/19/99         (6,560,415)         77,469
  Spanish Peseta.........  Pta          4,900,000,000                35,012,505   1/19/99        (34,614,742)        397,763
  Swedish Krona..........  SKr            51,300,000                  6,402,896   1/19/99         (6,334,199)         68,697
  Swiss Franc............  Sf               8,100,000                 6,127,080   1/19/99         (5,909,757)        217,323
  U.K. Pound Sterling....  L              22,000,000                 37,211,900   1/19/99        (36,580,688)        631,212
                                                      -------------------------               --------------   ---------------
                                                      $             231,546,903               $ (229,014,762)     $2,532,141
                                                      -------------------------               --------------   ---------------
                                                      -------------------------               --------------   ---------------

Purchases
  French Franc...........  $               5,356,952  ff              30,000,000  1/19/99     $    5,375,603      $   18,651
  German Deutsche Mark...                  5,988,024   DM            10,000,000   1/19/99          6,009,673          21,649
  Italian Lira...........                  6,170,599  Lira        10,200,000,000  1/19/99          6,191,788          21,189
  Japanese Yen...........                  8,061,750  Y             940,000,000   1/19/99          8,355,180         293,430
  U.K. Pound Sterling....                  3,193,900  L                1,900,000  1/19/99          3,159,241         (34,659)
                           -------------------------                                          --------------   ---------------
                           $              28,771,225                                          $   29,091,485      $  320,260
                           -------------------------                                          --------------   ---------------
                           -------------------------                                          --------------   ---------------

Net Unrealized Appreciation on Forward Foreign Currency Contracts...........................................      $2,852,401
                                                                                                               ---------------
                                                                                                               ---------------

      Forward foreign currency contracts outstanding at December 31, 1998, for Zweig Foreign Equity Fund were:

                                                                                                                NET UNREALIZED
                                                                                 SETTLEMENT                       APPRECIATION
                                CONTRACTS TO DELIVER            IN EXCHANGE FOR        DATE            VALUE    (DEPRECIATION)
                           -------------------------  -------------------------  ----------   --------------   ---------------
Sales
  Australian Dollar......  A$                700,000  $                 432,390   1/19/99     $     (429,455)     $    2,935
  Austrian Schilling.....  AS              1,790,000                    154,617   1/19/99           (152,900)          1,717
  Belgium Franc..........   BEF            8,140,000                    239,856   1/19/99           (237,176)          2,680
  Danish Krone...........   DKr              640,000                    102,237   1/19/99           (100,611)          1,626
  Finnish Markka.........  Fim               870,000                    174,000   1/19/99           (171,987)          2,013
  French Franc...........  ff               3,390,000                   614,955   1/19/99           (607,443)          7,512
  German Deutsche Mark...    DM              950,000                    577,908   1/19/99           (570,919)          6,989
  Italian Lira...........  Lira          875,000,000                    537,370   1/19/99           (531,158)          6,212
  Japanese Yen...........  Y             105,000,000                    916,270   1/19/99           (933,291)        (17,021)
  Netherlands Guilder....    NLG             760,000                    410,146   1/19/99           (405,359)          4,787
  Norwegian Krona........    NOK           1,000,000                    128,213   1/19/99           (131,009)         (2,796)
  Spanish Peseta.........  Pta            71,500,000                    510,897   1/19/99           (505,093)          5,804
  Swedish Krona..........  SKr             3,400,000                    424,363   1/19/99           (419,810)          4,553
  Swiss Franc............  Sf                380,000                    287,443   1/19/99           (277,248)         10,195
  U.K. Pound Sterling....  L                 325,000                    549,721   1/19/99           (540,396)          9,325
                                                      -------------------------               --------------   ---------------
                                                      $               6,060,386               $   (6,013,855)     $   46,531
                                                      -------------------------               --------------   ---------------
                                                      -------------------------               --------------   ---------------

Purchases
  Japanese Yen...........  $                 428,816  Y              50,000,000   1/19/99     $      444,424      $   15,608
  Norwegian Krona........                    130,097    NOK           1,000,000   1/19/99            131,009             912
                           -------------------------                                          --------------   ---------------
                           $                 558,913                                          $      575,433      $   16,520
                           -------------------------                                          --------------   ---------------
                           -------------------------                                          --------------   ---------------

Net Unrealized Appreciation on Forward Foreign Currency Contracts...........................................      $   63,051
                                                                                                               ---------------
                                                                                                               ---------------

NOTE 5--CAPITAL SHARES

    The Trust has unlimited authorized shares of beneficial interest ($0.10) par value), divided into Series and issued in classes (see note 1). Capital share transactions for the years ended December 31, 1998 and 1997 are set forth below.

                                           CLASS A                 CLASS B                   CLASS C                 CLASS I
                           -----------------------  ----------------------  ------------------------  ----------------------
                                  1998        1997        1998        1997         1998         1997        1998        1997
                           -----------  ----------  ----------  ----------  -----------  -----------  ----------  ----------
ZWEIG STRATEGY FUND
  Sold...................    2,574,127   2,807,598   1,471,884   2,096,572    2,788,560    4,383,171      34,727          10
  Issued in reinvestment
    of dividends and
    distributions........    1,028,617   3,252,707     157,763     381,258      780,919    2,907,657       3,891       7,517
  Redeemed...............  (11,819,362) (8,921,797)   (933,992)   (441,368) (12,480,544) (11,191,028)    (11,915)         --
----------------------------------------------------------------------------------------------------------------------------
      Net increase
        (decrease).......   (8,216,618) (2,861,492)    695,655   2,036,462   (8,911,065)  (3,900,200)     26,703       7,527
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

ZWEIG APPRECIATION FUND
  Sold...................    5,803,260   1,060,202     787,653     734,181    1,399,569    1,773,391      67,519          10
  Issued in reinvestment
    of dividends and
    distributions........    1,350,165   1,003,794     163,583      67,139    1,027,289      719,068      11,146      10,840
  Redeemed...............   (8,374,990) (3,337,609)   (275,440)   (108,903)  (3,540,744)  (2,605,708)    (58,827)         --
----------------------------------------------------------------------------------------------------------------------------
      Net increase
        (decrease).......   (1,221,565) (1,273,613)    675,796     692,417   (1,113,888)    (113,249)     19,838      10,850
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

ZWEIG MANAGED ASSETS
  Sold...................    1,570,483     742,760   1,108,058     877,242    3,147,226    2,570,807       2,421      20,576
  Issued in reinvestment
    of dividends and
    distributions........      213,319   1,025,936      34,599     133,637      536,232    3,309,309       6,289      26,984
  Redeemed...............   (1,893,703) (2,057,937)   (235,957)    (85,618)  (5,428,861)  (7,007,366)    (82,314)    (67,477)
----------------------------------------------------------------------------------------------------------------------------
      Net increase
        (decrease).......     (109,901)   (289,241)    906,700     925,261   (1,745,403)  (1,127,250)    (73,604)    (19,917)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

ZWEIG GROWTH & INCOME
 FUND
  Sold...................      384,281     342,607     501,874     665,724      518,964      692,913          --     111,492
  Issued in reinvestment
    of dividends.........        4,346       7,885       1,278       5,498        1,309        9,040       1,365       2,097
  Redeemed...............     (276,404)    (73,249)   (145,254)    (39,965)    (432,508)    (112,060)         --          --
----------------------------------------------------------------------------------------------------------------------------
      Net increase.......      112,223     277,243     357,898     631,257       87,765      589,893       1,365     113,589
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

ZWEIG FOREIGN EQUITY FUND
 (3)
  Sold...................      182,658      40,901      99,679      62,246      287,187      102,702          --      88,192
  Issued in reinvestment
    of dividends.........        1,314          40         592          35        1,128           39       1,272         140
  Redeemed...............      (48,853)     (4,805)    (10,835)         --     (116,523)          --          --          --
----------------------------------------------------------------------------------------------------------------------------
      Net increase.......      135,119      36,136      89,436      62,281      171,792      102,741       1,272      88,332
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

ZWEIG GOVERNMENT FUND (2)
  Sold...................      487,472      75,151     144,175     105,575      461,788       96,406     278,578     101,214
  Issued in reinvestment
    of dividends.........       82,836      91,379       2,992       2,045       27,410       33,910       8,254       2,655
  Redeemed...............     (500,204)   (834,248)    (57,793)    (40,014)    (362,588)    (578,962)    (95,877)         --
----------------------------------------------------------------------------------------------------------------------------
      Net increase
        (decrease).......       70,104    (667,718)     89,374      67,606      126,610     (448,646)    190,955     103,869
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

ZWEIG GOVERNMENT CASH
 FUND (1)
  Sold...................   95,695,366   2,563,843   2,873,372   1,317,811    9,959,590    3,683,651   4,309,423   1,359,182
  Issued in reinvestment
    of dividends.........      144,560     115,524      22,211      13,873      157,370      151,967      12,346      59,598
  Redeemed...............  (90,022,816) (3,567,262) (1,493,667) (1,028,383)  (6,153,574)  (5,710,310) (1,537,000) (2,720,000)
----------------------------------------------------------------------------------------------------------------------------
      Net increase
        (decrease).......    5,817,110    (887,895)  1,401,916     303,301    3,963,386   (1,874,692)  2,784,769  (1,301,220)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

(1) For the years ended December 31, 1998 and 1997, respectively, shares of Zweig Government Cash Fund Class M sold were 425,483,310 and 351,104,043; shares issued in reinvestment of dividends were 1,658,994 and 1,386,181; and shares redeemed were 408,477,447 and 341,161,977 for a net increase of 18,664,857 and 11,328,247 shares, respectively.
(2)  Class I Shares of Zweig Government Fund commenced operations on July 14,
     1997.
(3)  Zweig Foreign Equity Fund commenced operations on November 21, 1997.

52

NOTE 6--LIABILITIES--DECEMBER 31, 1998 (IN THOUSANDS)

                               ZWEIG           ZWEIG      ZWEIG    ZWEIG GROWTH             ZWEIG         ZWEIG         ZWEIG
                            STRATEGY    APPRECIATION    MANAGED        & INCOME    FOREIGN EQUITY    GOVERNMENT    GOVERNMENT
                                FUND            FUND     ASSETS            FUND              FUND          FUND     CASH FUND
                           ---------   -------------   --------   -------------   ---------------   -----------   -----------
Advisory fee.............    $   37        $   26       $   32         $  2              $--            $  2         $    3
Distribution and service
  fees...................       531           251          417           27               5               17             10
Capital shares
  redeemed...............     5,487         2,833          723          234              15              171             --
Dividends................        --            --           --           --              --               --            422
Securities purchased.....        --            --           37           --               5               --             --
Variation margin
  payable................        13            36           --            4              --               --             --
Unrealized depreciation
  on forward foreign
  currency contracts.....        --            --          365           --              20               --             --
Accrued expenses.........       516           299          325           47              47               39             32
                           --------------------------------------------------------------------------------------------------
    Total Liabilities....    $6,584        $3,445       $1,899         $314              $92            $229         $  467
                           --------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------

NOTE 7--NET ASSETS--DECEMBER 31, 1998 (IN THOUSANDS)

                              ZWEIG          ZWEIG        ZWEIG    ZWEIG GROWTH             ZWEIG         ZWEIG         ZWEIG
                           STRATEGY   APPRECIATION      MANAGED        & INCOME    FOREIGN EQUITY    GOVERNMENT    GOVERNMENT
                               FUND           FUND       ASSETS            FUND              FUND          FUND     CASH FUND
                           --------  -------------   ----------   -------------   ---------------   -----------   -----------
Net Assets consist of:
  Capital paid-in........  $753,157     $368,246     $  483,337      $38,124           $8,265         $50,506       $94,800
  Undistributed net
    investment income
    (loss)...............        65       (1,396)          (235)         (11)             (13)              1            --
  Accumulated net
    realized gain
    (loss)...............    42,036       14,341          6,161          (36)            (497)         (5,239)           --
  Net unrealized
    appreciation of
    investments..........   121,536       94,628         97,497        2,539              731           1,645            --
                           --------------------------------------------------------------------------------------------------
                           $916,794     $475,819     $  586,760      $40,616           $8,486         $46,913       $94,800
                           --------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------

NOTE 8--BORROWINGS

    The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Trust has not had to use the Line of Credit since it was established on July 21, 1997. If a Series uses the Line of Credit, it will be collateralized by that Series' portfolio.

                                                                              53
                              FINANCIAL HIGHLIGHTS
 SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE YEARS
                                   INDICATED

                                                                            NET
                                                NET                    REALIZED                                DISTRIBUTIONS
                                              ASSET           NET           AND                   DIVIDENDS         FROM NET
                                              VALUE    INVESTMENT    UNREALIZED    TOTAL FROM      FROM NET         REALIZED
YEAR                                      BEGINNING        INCOME         GAINS    INVESTMENT    INVESTMENT          CAPITAL
ENDED                                       OF YEAR        (LOSS)      (LOSSES)    OPERATIONS        INCOME            GAINS
---------------------------------------  ----------   -----------   -----------   -----------   -----------   --------------
 ZWEIG STRATEGY FUND CLASS A
   1998                                    $  15.77      $   0.17      $  (0.48)     $  (0.31)     $  (0.18)      $    (0.48)
   1997                                       15.01          0.20          2.49          2.69         (0.19)           (1.74)
   1996                                       14.51          0.20          1.68          1.88         (0.20)           (1.18)
   1995                                       12.36          0.27          2.80          3.07         (0.37)           (0.55)
   1994                                       12.52          0.24         (0.10)         0.14         (0.20)           (0.10)
 ZWEIG STRATEGY FUND CLASS B (3)
   1998                                       15.86          0.05         (0.48)        (0.43)        (0.05)           (0.48)
   1997                                       15.07          0.07          2.53          2.60         (0.07)           (1.74)
   1996                                       15.12          0.06          1.13          1.19         (0.06)           (1.18)
 ZWEIG STRATEGY FUND CLASS C
   1998                                       15.81          0.05         (0.48)        (0.43)        (0.04)           (0.48)
   1997                                       15.04          0.07          2.52          2.59         (0.08)           (1.74)
   1996                                       14.56          0.11          1.66          1.77         (0.11)           (1.18)
   1995                                       12.35          0.16          2.82          2.98         (0.22)           (0.55)
   1994                                       12.51          0.15         (0.10)         0.05         (0.11)           (0.10)
 ZWEIG STRATEGY FUND CLASS I (4)
   1998                                       15.87          0.17         (0.45)        (0.28)        (0.17)           (0.48)
   1997                                       15.07          0.23          2.54          2.77         (0.23)           (1.74)
   1996                                       15.42          0.04          0.83          0.87         (0.04)           (1.18)
 ZWEIG APPRECIATION FUND CLASS A
   1998                                       18.27          0.07         (0.32)        (0.25)        (0.07)           (1.74)
   1997                                       15.90          0.10          3.67          3.77         (0.09)           (1.31)
   1996                                       15.91          0.17          2.25          2.42         (0.17)           (2.26)
   1995                                       13.54          0.16          3.05          3.21         (0.33)           (0.51)
   1994                                       14.33          0.16         (0.43)        (0.27)        (0.06)           (0.46)
 ZWEIG APPRECIATION FUND CLASS B (3)
   1998                                       18.13         (0.06)        (0.31)        (0.37)           --            (1.74)
   1997                                       15.82         (0.02)         3.64          3.62            --            (1.31)
   1996                                       16.34          0.03          1.74          1.77         (0.03)           (2.26)
 ZWEIG APPRECIATION FUND CLASS C
   1998                                       18.10         (0.07)        (0.30)        (0.37)           --            (1.74)
   1997                                       15.79         (0.02)         3.64          3.62            --            (1.31)
   1996                                       15.83          0.06          2.22          2.28         (0.06)           (2.26)
   1995                                       13.36          0.06          3.03          3.09         (0.11)           (0.51)
   1994                                       14.19          0.06         (0.43)        (0.37)           --            (0.46)
 ZWEIG APPRECIATION FUND CLASS I (4)
   1998                                       18.46          0.09         (0.29)        (0.20)        (0.09)           (1.74)
   1997                                       16.04          0.15          3.71          3.86         (0.13)           (1.31)
   1996                                       17.28          0.04          1.02          1.06         (0.04)           (2.26)
 ZWEIG MANAGED ASSETS CLASS A (1)
   1998                                       12.72          0.38          1.50          1.88         (0.38)           (0.04)
   1997                                       12.75          0.13          1.83          1.96            --            (1.99)
   1996                                       12.48          0.35          0.86          1.21         (0.45)           (0.49)
   1995                                       11.76          0.47          1.40          1.87         (0.75)           (0.40)
   1994                                       12.38          0.33         (0.69)        (0.36)        (0.26)              --
 ZWEIG MANAGED ASSETS CLASS B (3)
   1998                                       12.79          0.26          1.53          1.79         (0.26)           (0.04)
   1997                                       12.90          0.04          1.84          1.88            --            (1.99)
   1996                                       12.43          0.13          1.00          1.13         (0.17)           (0.49)
 ZWEIG MANAGED ASSETS CLASS C (1)
   1998                                       12.63          0.29          1.48          1.77         (0.29)           (0.04)
   1997                                       12.76          0.04          1.82          1.86            --            (1.99)
   1996                                       12.49          0.27          0.85          1.12         (0.36)           (0.49)
   1995                                       11.73          0.38          1.40          1.78         (0.62)           (0.40)
   1994                                       12.36          0.23         (0.68)        (0.45)        (0.18)              --
 ZWEIG MANAGED ASSETS CLASS I (4)
   1998                                       13.05          0.56          1.41          1.97         (0.67)           (0.04)
   1997                                       12.99          0.09          1.96          2.05            --            (1.99)
   1996                                       13.02          0.05          0.45          0.50         (0.04)           (0.49)
 ZWEIG GROWTH & INCOME FUND CLASS A (5)
   1998 (16)                                  13.73          0.11         (0.33)        (0.22)        (0.11)              --
   1997 (15)                                  11.37          0.24          2.36          2.60         (0.24)              --
   1996 (14)                                  11.34          0.01          0.03          0.04         (0.01)              --

                                                                                         RATIOS TO AVERAGE
                                                                                                NET ASSETS
                                                  TOTAL    NET ASSET                ----------------------
                                              DIVIDENDS        VALUE                                   NET   PORTFOLIO
YEAR                                                AND          END        TOTAL               INVESTMENT   TURNOVER
ENDED                                     DISTRIBUTIONS      OF YEAR    RETURN***   EXPENSES        INCOME       RATE
---------------------------------------  --------------   ----------   ----------   --------   -----------   --------
 ZWEIG STRATEGY FUND CLASS A
   1998                                      $    (0.66)    $  14.80        (1.88)%     1.24%         0.97%       116%
   1997                                           (1.93)       15.77        18.07       1.24          1.20        126
   1996                                           (1.38)       15.01        13.00       1.28          1.27        181
   1995                                           (0.92)       14.51        25.12       1.27          1.92         95
   1994                                           (0.30)       12.36         1.14       1.40          1.90         70
 ZWEIG STRATEGY FUND CLASS B (3)
   1998                                           (0.53)       14.90        (2.61)      1.94          0.27        116
   1997                                           (1.81)       15.86        17.33       1.94          0.50        126
   1996                                           (1.24)       15.07         7.88**     1.98*         0.57*       181
 ZWEIG STRATEGY FUND CLASS C
   1998                                           (0.52)       14.86        (2.64)      1.94          0.27        116
   1997                                           (1.82)       15.81        17.30       1.94          0.50        126
   1996                                           (1.29)       15.04        12.19       1.98          0.57        181
   1995                                           (0.77)       14.56        24.26       1.97          1.22         95
   1994                                           (0.21)       12.35         0.41       2.10          1.20         70
 ZWEIG STRATEGY FUND CLASS I (4)
   1998                                           (0.65)       14.94        (1.66)      0.94          1.27        116
   1997                                           (1.97)       15.87        18.52       0.94          1.50        126
   1996                                           (1.22)       15.07         5.68**     0.98*         1.57*       181
 ZWEIG APPRECIATION FUND CLASS A
   1998                                           (1.81)       16.21        (0.97)      1.52          0.34        117
   1997                                           (1.40)       18.27        23.83       1.52          0.61         77
   1996                                           (2.43)       15.90        15.39       1.62          1.03         88
   1995                                           (0.84)       15.91        24.00       1.63          1.10         68
   1994                                           (0.52)       13.54        (1.83)      1.70          1.09         97
 ZWEIG APPRECIATION FUND CLASS B (3)
   1998                                           (1.74)       16.02        (1.66)      2.22         (0.36)       117
   1997                                           (1.31)       18.13        22.97       2.22         (0.09)        77
   1996                                           (2.29)       15.82        11.01**     2.32*         0.33*        88
 ZWEIG APPRECIATION FUND CLASS C
   1998                                           (1.74)       15.99        (1.67)      2.22         (0.36)       117
   1997                                           (1.31)       18.10        23.01       2.22         (0.09)        77
   1996                                           (2.32)       15.79        14.54       2.32          0.33         88
   1995                                           (0.62)       15.83        23.20       2.33          0.40         68
   1994                                           (0.46)       13.36        (2.55)      2.40          0.39         97
 ZWEIG APPRECIATION FUND CLASS I (4)
   1998                                           (1.83)       16.43        (0.67)      1.22          0.64        117
   1997                                           (1.44)       18.46        24.17       1.22          0.91         77
   1996                                           (2.30)       16.04         6.30**     1.32*         1.33*        88
 ZWEIG MANAGED ASSETS CLASS A (1)
   1998                                           (0.42)       14.18        14.87       1.51          2.77         62
   1997                                           (1.99)       12.72        15.47       1.59          2.40        168
   1996                                           (0.94)       12.75         9.80       1.64          2.64        187
   1995                                           (1.15)       12.48        16.26       1.59          3.69        239
   1994                                           (0.26)       11.76        (2.93)      1.68          2.70        299
 ZWEIG MANAGED ASSETS CLASS B (3)
   1998                                           (0.30)       14.28        14.06       2.21          2.07         62
   1997                                           (1.99)       12.79        14.67       2.29          1.70        168
   1996                                           (0.66)       12.90         9.11**     2.34*         1.94*       187
 ZWEIG MANAGED ASSETS CLASS C (1)
   1998                                           (0.33)       14.07        14.03       2.21          2.07         62
   1997                                           (1.99)       12.63        14.67       2.29          1.70        168
   1996                                           (0.85)       12.76         9.03       2.34          1.94        187
   1995                                           (1.02)       12.49        15.44       2.29          2.99        239
   1994                                           (0.18)       11.73        (3.66)      2.38          2.00        299
 ZWEIG MANAGED ASSETS CLASS I (4)
   1998                                           (0.71)       14.31        15.16       1.21          3.07         62
   1997                                           (1.99)       13.05        15.88       1.29          2.70        168
   1996                                           (0.53)       12.99         3.83**     1.34*         2.94*       187
 ZWEIG GROWTH & INCOME FUND CLASS A (5)
   1998 (16)                                      (0.11)       13.40        (1.61)      1.56          0.82        152
   1997 (15)                                      (0.24)       13.73        23.12       1.30          2.26        120
   1996 (14)                                      (0.01)       11.37         0.39**     1.30*         1.47*         2


                                              NET ASSETS
YEAR                                         END OF YEAR
ENDED                                     (IN THOUSANDS)
---------------------------------------  ---------------
 ZWEIG STRATEGY FUND CLASS A
   1998                                      $   409,065
   1997                                          565,721
   1996                                          581,149
   1995                                          558,286
   1994                                          424,805
 ZWEIG STRATEGY FUND CLASS B (3)
   1998                                           82,531
   1997                                           76,820
   1996                                           42,317
 ZWEIG STRATEGY FUND CLASS C
   1998                                          423,791
   1997                                          591,512
   1996                                          621,334
   1995                                          530,300
   1994                                          307,011
 ZWEIG STRATEGY FUND CLASS I (4)
   1998                                            1,407
   1997                                            1,070
   1996                                              903
 ZWEIG APPRECIATION FUND CLASS A
   1998                                          240,900
   1997                                          293,809
   1996                                          275,935
   1995                                          272,590
   1994                                          213,400
 ZWEIG APPRECIATION FUND CLASS B (3)
   1998                                           30,370
   1997                                           22,122
   1996                                            8,350
 ZWEIG APPRECIATION FUND CLASS C
   1998                                          201,789
   1997                                          248,584
   1996                                          218,714
   1995                                          195,204
   1994                                          139,397
 ZWEIG APPRECIATION FUND CLASS I (4)
   1998                                            2,760
   1997                                            2,735
   1996                                            2,202
 ZWEIG MANAGED ASSETS CLASS A (1)
   1998                                          122,085
   1997                                          110,908
   1996                                          114,837
   1995                                          141,110
   1994                                          154,441
 ZWEIG MANAGED ASSETS CLASS B (3)
   1998                                           33,172
   1997                                           18,117
   1996                                            6,339
 ZWEIG MANAGED ASSETS CLASS C (1)
   1998                                          429,655
   1997                                          407,625
   1996                                          426,194
   1995                                          527,432
   1994                                          570,710
 ZWEIG MANAGED ASSETS CLASS I (4)
   1998                                            1,848
   1997                                            2,645
   1996                                            2,893
 ZWEIG GROWTH & INCOME FUND CLASS A (5)
   1998 (16)                                       8,172
   1997 (15)                                       6,836
   1996 (14)                                       2,508

54
                        FINANCIAL HIGHLIGHTS (CONTINUED)
 SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE YEARS
                                   INDICATED

                                                                            NET
                                                NET                    REALIZED                                DISTRIBUTIONS
                                              ASSET           NET           AND                   DIVIDENDS         FROM NET
                                              VALUE    INVESTMENT    UNREALIZED    TOTAL FROM      FROM NET         REALIZED
YEAR                                      BEGINNING        INCOME         GAINS    INVESTMENT    INVESTMENT          CAPITAL
ENDED                                       OF YEAR        (LOSS)      (LOSSES)    OPERATIONS        INCOME            GAINS
---------------------------------------  ----------   -----------   -----------   -----------   -----------   --------------
 ZWEIG GROWTH & INCOME FUND CLASS B (5)
   1998 (16)                               $  13.73      $   0.02      $  (0.34)     $  (0.32)     $  (0.02)              --
   1997 (15)                                  11.37          0.16          2.36          2.52         (0.16)              --
   1996 (14)                                  11.34          0.01          0.03          0.04         (0.01)              --
 ZWEIG GROWTH & INCOME FUND CLASS C (5)
   1998 (16)                                  13.71          0.02         (0.34)        (0.32)        (0.02)              --
   1997 (15)                                  11.38          0.17          2.33          2.50         (0.17)              --
   1996 (14)                                  11.34          0.01          0.04          0.05         (0.01)              --
 ZWEIG GROWTH & INCOME FUND CLASS I (5)
   1998 (16)                                  13.77          0.15         (0.33)        (0.18)        (0.15)              --
   1997 (15)                                  11.37          0.24          2.40          2.64         (0.24)              --
   1996 (14)                                  11.34          0.02          0.03          0.05         (0.02)              --
 ZWEIG FOREIGN EQUITY FUND CLASS A (7)
   1998 (18)                                  11.45          0.08          0.96          1.04         (0.10)              --
   1997 (17)                                  11.34          0.01          0.11          0.12         (0.01)              --
 ZWEIG FOREIGN EQUITY FUND CLASS B (7)
   1998 (18)                                  11.45          0.04          0.92          0.96         (0.06)              --
   1997 (17)                                  11.34          0.01          0.11          0.12         (0.01)              --
 ZWEIG FOREIGN EQUITY FUND CLASS C (7)
   1998 (18)                                  11.45          0.05          0.90          0.95         (0.07)              --
   1997 (17)                                  11.34          0.01          0.11          0.12         (0.01)              --
 ZWEIG FOREIGN EQUITY FUND CLASS I (7)
   1998 (18)                                  11.46          0.16          0.91          1.07         (0.18)              --
   1997 (17)                                  11.34          0.02          0.12          0.14         (0.02)              --
 ZWEIG GOVERNMENT FUND CLASS A
   1998                                       10.09          0.53          0.35          0.88         (0.53)              --
   1997                                        9.81          0.52          0.28          0.80         (0.52)              --
   1996 (13)                                  10.39          0.53         (0.58)        (0.05)        (0.53)              --
   1995+                                       9.63          0.52          0.77          1.29         (0.53)              --
   1994                                       10.43          0.50         (0.79)        (0.29)        (0.51)              --
 ZWEIG GOVERNMENT FUND CLASS B (3)
   1998                                       10.15          0.44          0.37          0.81         (0.44)              --
   1997                                        9.86          0.46          0.26          0.72         (0.43)              --
   1996 (13)                                   9.76          0.29          0.11          0.40         (0.30)              --
 ZWEIG GOVERNMENT FUND CLASS C
   1998                                       10.08          0.47          0.36          0.83         (0.49)              --
   1997                                        9.81          0.48          0.27          0.75         (0.48)              --
   1996 (13)                                  10.38          0.49         (0.58)        (0.09)        (0.48)              --
   1995+                                       9.62          0.48          0.76          1.24         (0.48)              --
   1994                                       10.40          0.46         (0.79)        (0.33)        (0.45)              --
 ZWEIG GOVERNMENT FUND CLASS I (6)
   1998                                       10.11          0.55          0.37          0.92         (0.55)              --
   1997                                        9.88          0.26          0.23          0.49         (0.26)              --
 ZWEIG GOVERNMENT CASH FUND CLASS A (2)
   1998 (11)                                   1.00          0.05            --          0.05         (0.05)              --
   1997 (10)                                   1.00          0.05            --          0.05         (0.05)              --
   1996 (9)                                    1.00          0.05            --          0.05         (0.05)              --
   1995 (8)                                    1.00          0.05            --          0.05         (0.05)              --
   1994                                        1.00          0.03            --          0.03         (0.03)              --
 ZWEIG GOVERNMENT CASH FUND CLASS B (3)
   1998 (11)                                   1.00          0.04            --          0.04         (0.04)              --
   1997 (10)                                   1.00          0.04            --          0.04         (0.04)              --
   1996 (9)                                    1.00          0.03            --          0.03         (0.03)              --
 ZWEIG GOVERNMENT CASH FUND CLASS C (2)
   1998 (11)                                   1.00          0.05            --          0.05         (0.05)              --
   1997 (10)                                   1.00          0.05            --          0.05         (0.05)              --
   1996 (9)                                    1.00          0.05            --          0.05         (0.05)              --
   1995 (8)                                    1.00          0.05            --          0.05         (0.05)              --
   1994                                        1.00          0.03            --          0.03         (0.03)              --
 ZWEIG GOVERNMENT CASH FUND CLASS I (4)
   1998 (11)                                   1.00          0.05            --          0.05         (0.05)              --
   1997 (10)                                   1.00          0.05            --          0.05         (0.05)              --
   1996 (9)                                    1.00          0.01            --          0.01         (0.01)              --

                                                                                         RATIOS TO AVERAGE
                                                                                                NET ASSETS
                                                  TOTAL    NET ASSET                ----------------------
                                              DIVIDENDS        VALUE                                   NET   PORTFOLIO
YEAR                                                AND          END        TOTAL               INVESTMENT   TURNOVER
ENDED                                     DISTRIBUTIONS      OF YEAR    RETURN***   EXPENSES        INCOME       RATE
---------------------------------------  --------------   ----------   ----------   --------   -----------   --------
 ZWEIG GROWTH & INCOME FUND CLASS B (5)
   1998 (16)                                 $    (0.02)    $  13.39     $  (2.33)      2.26%         0.12%       152%
   1997 (15)                                      (0.16)       13.73        22.29       2.00          1.56        120
   1996 (14)                                      (0.01)       11.37         0.33**     2.00*         0.77*         2
 ZWEIG GROWTH & INCOME FUND CLASS C (5)
   1998 (16)                                      (0.02)       13.37        (2.34)      2.26          0.12        152
   1997 (15)                                      (0.17)       13.71        22.15       2.00          1.56        120
   1996 (14)                                      (0.01)       11.38         0.42**     2.00*         0.77*         2
 ZWEIG GROWTH & INCOME FUND CLASS I (5)
   1998 (16)                                      (0.15)       13.44        (1.31)      1.26          1.12        152
   1997 (15)                                      (0.24)       13.77        23.42       1.00          2.56        120
   1996 (14)                                      (0.02)       11.37         0.41**     1.00*         1.77*         2
 ZWEIG FOREIGN EQUITY FUND CLASS A (7)
   1998 (18)                                      (0.10)       12.39         9.08       1.80          1.14         40
   1997 (17)                                      (0.01)       11.45         1.09**     1.80*         1.20*        64*
 ZWEIG FOREIGN EQUITY FUND CLASS B (7)
   1998 (18)                                      (0.06)       12.35         8.36       2.50          0.44         40
   1997 (17)                                      (0.01)       11.45         1.03**     2.50*         0.50*        64*
 ZWEIG FOREIGN EQUITY FUND CLASS C (7)
   1998 (18)                                      (0.07)       12.33         8.27       2.50          0.44         40
   1997 (17)                                      (0.01)       11.45         1.03**     2.50*         0.50*        64*
 ZWEIG FOREIGN EQUITY FUND CLASS I (7)
   1998 (18)                                      (0.18)       12.35         9.32       1.50          1.44         40
   1997 (17)                                      (0.02)       11.46         1.22**     1.50*         1.50*        64*
 ZWEIG GOVERNMENT FUND CLASS A
   1998                                           (0.53)       10.44         8.91       1.32          5.09         48
   1997                                           (0.52)       10.09         8.42       1.36          5.26        128
   1996 (13)                                      (0.53)        9.81        (0.42)      1.14          5.25        170
   1995+                                          (0.53)       10.39        13.84       1.26          5.22        195
   1994                                           (0.51)        9.63        (2.83)      1.28          5.07        191
 ZWEIG GOVERNMENT FUND CLASS B (3)
   1998                                           (0.44)       10.52         8.20       2.02          4.39         48
   1997                                           (0.43)       10.15         7.55       2.06          4.56        128
   1996 (13)                                      (0.30)        9.86         4.16**     1.84*         4.55*       170
 ZWEIG GOVERNMENT FUND CLASS C
   1998                                           (0.49)       10.42         8.46       1.77          4.64         48
   1997                                           (0.48)       10.08         7.86       1.81          4.81        128
   1996 (13)                                      (0.48)        9.81        (0.82)      1.59          4.80        170
   1995+                                          (0.48)       10.38        13.27       1.71          4.77        195
   1994                                           (0.45)        9.62        (3.18)      1.73          4.62        191
 ZWEIG GOVERNMENT FUND CLASS I (6)
   1998                                           (0.55)       10.48         9.33       1.02          5.39         48
   1997                                           (0.26)       10.11         5.01**     1.06*         5.56*       128
 ZWEIG GOVERNMENT CASH FUND CLASS A (2)
   1998 (11)                                      (0.05)        1.00         4.91       0.65          4.75        N/A
   1997 (10)                                      (0.05)        1.00         4.97       0.65          4.85        N/A
   1996 (9)                                       (0.05)        1.00         4.83       0.65          4.73        N/A
   1995 (8)                                       (0.05)        1.00         5.08       0.87          4.97        N/A
   1994                                           (0.03)        1.00         2.55**     0.62**        2.52**      N/A
 ZWEIG GOVERNMENT CASH FUND CLASS B (3)
   1998 (11)                                      (0.04)        1.00         4.18       1.35          3.97        N/A
   1997 (10)                                      (0.04)        1.00         4.24       1.35          4.15        N/A
   1996 (9)                                       (0.03)        1.00         3.03**     1.35*         4.03*       N/A
 ZWEIG GOVERNMENT CASH FUND CLASS C (2)
   1998 (11)                                      (0.05)        1.00         4.91       0.65          4.73        N/A
   1997 (10)                                      (0.05)        1.00         4.97       0.65          4.85        N/A
   1996 (9)                                       (0.05)        1.00         4.83       0.65          4.73        N/A
   1995 (8)                                       (0.05)        1.00         5.08       0.87          4.97        N/A
   1994                                           (0.03)        1.00         2.55**     0.62**        2.52**      N/A
 ZWEIG GOVERNMENT CASH FUND CLASS I (4)
   1998 (11)                                      (0.05)        1.00         5.23       0.35          5.15        N/A
   1997 (10)                                      (0.05)        1.00         5.28       0.35          5.15        N/A
   1996 (9)                                       (0.01)        1.00         0.80**     0.35*         5.03*       N/A


                                              NET ASSETS
YEAR                                         END OF YEAR
ENDED                                     (IN THOUSANDS)
---------------------------------------  ---------------
 ZWEIG GROWTH & INCOME FUND CLASS B (5)
   1998 (16)                                 $    16,416
   1997 (15)                                      11,920
   1996 (14)                                       2,693
 ZWEIG GROWTH & INCOME FUND CLASS C (5)
   1998 (16)                                      14,364
   1997 (15)                                      13,525
   1996 (14)                                       4,509
 ZWEIG GROWTH & INCOME FUND CLASS I (5)
   1998 (16)                                       1,664
   1997 (15)                                       1,686
   1996 (14)                                         101
 ZWEIG FOREIGN EQUITY FUND CLASS A (7)
   1998 (18)                                       2,122
   1997 (17)                                         414
 ZWEIG FOREIGN EQUITY FUND CLASS B (7)
   1998 (18)                                       1,873
   1997 (17)                                         713
 ZWEIG FOREIGN EQUITY FUND CLASS C (7)
   1998 (18)                                       3,384
   1997 (17)                                       1,177
 ZWEIG FOREIGN EQUITY FUND CLASS I (7)
   1998 (18)                                       1,107
   1997 (17)                                       1,012
 ZWEIG GOVERNMENT FUND CLASS A
   1998                                           29,767
   1997                                           28,062
   1996 (13)                                      33,848
   1995+                                          42,207
   1994                                           47,622
 ZWEIG GOVERNMENT FUND CLASS B (3)
   1998                                            2,199
   1997                                            1,215
   1996 (13)                                         513
 ZWEIG GOVERNMENT FUND CLASS C
   1998                                           11,859
   1997                                           10,199
   1996 (13)                                      14,330
   1995+                                          19,778
   1994                                           22,599
 ZWEIG GOVERNMENT FUND CLASS I (6)
   1998                                            3,088
   1997                                            1,050
 ZWEIG GOVERNMENT CASH FUND CLASS A (2)
   1998 (11)                                       8,290
   1997 (10)                                       2,472
   1996 (9)                                        3,360
   1995 (8)                                        3,661
   1994                                            4,303
 ZWEIG GOVERNMENT CASH FUND CLASS B (3)
   1998 (11)                                       1,738
   1997 (10)                                         336
   1996 (9)                                           33
 ZWEIG GOVERNMENT CASH FUND CLASS C (2)
   1998 (11)                                       6,624
   1997 (10)                                       2,661
   1996 (9)                                        4,535
   1995 (8)                                        4,458
   1994                                            5,040
 ZWEIG GOVERNMENT CASH FUND CLASS I (4)
   1998 (11)                                       2,884
   1997 (10)                                         100
   1996 (9)                                        1,401

                                                                              55

                                                                            NET
                                                NET                    REALIZED                                DISTRIBUTIONS
                                              ASSET           NET           AND                   DIVIDENDS         FROM NET
                                              VALUE    INVESTMENT    UNREALIZED    TOTAL FROM      FROM NET         REALIZED
YEAR                                      BEGINNING        INCOME         GAINS    INVESTMENT    INVESTMENT          CAPITAL
ENDED                                       OF YEAR        (LOSS)      (LOSSES)    OPERATIONS        INCOME            GAINS
---------------------------------------  ----------   -----------   -----------   -----------   -----------   --------------
 ZWEIG GOVERNMENT CASH FUND CLASS M (12)
   1998                                    $   1.00      $   0.05            --      $   0.05      $  (0.05)              --
   1997                                        1.00          0.05            --          0.05         (0.05)              --
   1996                                        1.00          0.05            --          0.05         (0.05)              --
   1995                                        1.00          0.05            --          0.05         (0.05)              --
   1994                                        1.00          0.04            --          0.04         (0.04)              --

                                                                                         RATIOS TO AVERAGE
                                                                                                NET ASSETS
                                                  TOTAL    NET ASSET                ----------------------
                                              DIVIDENDS        VALUE                                   NET   PORTFOLIO
YEAR                                                AND          END        TOTAL               INVESTMENT   TURNOVER
ENDED                                     DISTRIBUTIONS      OF YEAR    RETURN***   EXPENSES        INCOME       RATE
---------------------------------------  --------------   ----------   ----------   --------   -----------   --------
 ZWEIG GOVERNMENT CASH FUND CLASS M (12
   1998                                      $    (0.05)    $   1.00     $   5.16       0.41%         5.01%       N/A
   1997                                           (0.05)        1.00         5.22       0.41          5.09        N/A
   1996                                           (0.05)        1.00         5.09       0.40          4.98        N/A
   1995                                           (0.05)        1.00         5.32       0.64          5.20        N/A
   1994                                           (0.04)        1.00         3.67       0.70          3.58        N/A


                                              NET ASSETS
YEAR                                         END OF YEAR
ENDED                                     (IN THOUSANDS)
---------------------------------------  ---------------
 ZWEIG GOVERNMENT CASH FUND CLASS M (12
   1998                                      $    75,264
   1997                                           56,599
   1996                                           45,271
   1995                                           48,515
   1994                                           78,149

----------

(1)  Commenced operations on February 8, 1993.
(2)  Commenced operations on May 1, 1994.
(3)  Commenced operations on April 8, 1996.
(4)  Commenced operations on November 1, 1996.
(5)  Commenced operations on November 26, 1996.
(6)  Commenced operations on July 14, 1997.
(7)  Commenced operations on November 21, 1997.
(8) During 1995, the Manager voluntarily reimbursed Zweig Cash Fund Class A and Class C $.005 and $.003 per share (0.47% and 0.28% ratio of expenses to average net assets), respectively.
(9) During 1996, the Manager voluntarily reimbursed Zweig Cash Fund Class A, Class B, Class C and Class I $.007, $.007, $.006 and $.004 per share (0.66%, 0.60%, 0.60% and 0.38% ratio of expenses to average net assets), respectively.
(10) During 1997, the Manager voluntarily reimbursed Zweig Cash Fund Class A, Class B, Class C and Class I $.011, $.058, $.01 and $.005 per share (1.09%, 6.14%, 1.00% and 0.47% ratio of expenses to average net assets), respectively.
(11) During 1998, the Manager voluntarily reimbursed Zweig Cash Fund Class A, Class B, Class C and Class I $.007, $.024, $.007 and $.011 per share (0.65%, 2.35%, 0.73% and 1.12% ratio of expenses to average net assets), respectively.
(12) During 1998, 1997, 1996, 1995 and 1994, the Manager voluntarily reimbursed Zweig Cash Fund Class M $.003, $.003, $.003, $.001 and $.002 per share (0.28%, 0.32%, 0.32%, 0.10% and 0.15% ratio of expenses to average net assets), respectively.
(13) During 1996, the Manager voluntarily reimbursed Zweig Government Fund Class A, Class B and Class C $.002, $.003 and $.002 per share (0.22%, 0.26% and 0.22% ratio of expenses to average net assets), respectively.
(14) During 1996, the Manager voluntarily reimbursed Zweig Growth & Income Fund Class A, Class B, Class C and Class I $.021, $.021, $.021 and $.021 per share (2.07%, 2.07%, 2.07% and 2.07% ratio of expenses to average net assets), respectively.
(15) During 1997, the Manager voluntarily reimbursed Zweig Growth & Income Fund Class A, Class B, Class C and Class I $.08, $.08, $.08 and $.08 per share (0.70%, 0.70%, 0.70% and 0.70% ratio of expenses to average net assets), respectively.
(16) During 1998, the Manager voluntarily reimbursed Zweig Growth & Income Fund Class A, Class B, Class C and Class I $.005, $.005, $.005 and $.005 per share (0.05%, 0.05%, 0.05% and 0.05% ratio of expenses to average net assets), respectively.
(17) During 1997, the Manager voluntarily reimbursed Zweig Foreign Equity Fund Class A, Class B, Class C and Class I $.03, $.03, $.03 and $.03 per share (3.35%, 3.35%, 3.35% and 3.35% ratio of expenses to average net assets), respectively.
(18) During 1998, the Manager voluntarily reimbursed Zweig Foreign Equity Fund Class A, Class B, Class C and Class I $.20, $.20, $.20 and $.20 per share (2.20%, 2.20%, 2.20% and 2.20% ratio of expenses to average net assets), respectively.

*    Annualized
**   Not Annualized
*** Total Return does not consider the effect of any initial or contingent deferred sales charge.
+    Based on the average of the number of shares outstanding during the year.

56
                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Zweig Series Trust

    In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Zweig Series Trust (constituting Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets, Zweig Growth & Income Fund, Zweig Foreign Equity Fund, Zweig Government Fund and Zweig Government Cash Fund, hereafter referred to as the "Fund") at December 31, 1998, the results of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                      PricewaterhouseCoopers LLP

New York, New York
January 25, 1999

TRUSTEES

James Balog
Claire B. Benenson
S. Leland Dill
Eugene J. Glaser
Donald B. Romans

OFFICERS

Eugene J. Glaser
CHAIRMAN, CHIEF EXECUTIVE OFFICER
 & TRUSTEE

Martin E. Zweig
PRESIDENT

David Katzen
SENIOR VICE PRESIDENT

Annemarie Gilly
FIRST VICE PRESIDENT

Charles I. Leone
FIRST VICE PRESIDENT
 & ASSISTANT SECRETARY

Barry M. Mandinach
FIRST VICE PRESIDENT

Carlton B. Neel
FIRST VICE PRESIDENT

Alfred J. Ratcliffe
FIRST VICE PRESIDENT
 & TREASURER

Jeffrey Lazar
VICE PRESIDENT

Marc Baltuch
SECRETARY

Thomas Disbrow
ASSISTANT VICE PRESIDENT
 & ASSISTANT TREASURER

Beth Abraham
ASSISTANT VICE PRESIDENT

Rhonda Lee Berzner
ASSISTANT VICE PRESIDENT


INVESTMENT MANAGER

Zweig/Glaser Advisers
900 Third Avenue--31st Floor
New York, NY 10022-4728

PRINCIPAL DISTRIBUTOR

Zweig Securities Corp.
900 Third Avenue--31st Floor
New York, NY 10022-4728

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

State Street Bank & Trust Co.
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

COUNSEL

Shearman & Sterling
599 Lexington Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

DESIGN: THE BLANK PAGE, INC.   NEW YORK, NY

ZWEIG
Mutual Funds
900 Third Avenue
New York, NY 10022-4728

BULK RATE
U.S. POSTAGE PAID
METRO SELIGER INDUSTRIES


VISIT OUR WEBSITE AT WWW.ZWEIG.COM



ROTH IRA KIT NOW AVAILABLE.  PLEASE CALL 1-800-272-2700.



[LOGO] THIS ANNUAL REPORT IS PRINTED ON RECYCLED PAPER. -C- ZWEIG SECURITIES CORP. MEMBER NASD. T984